UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-4777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)
500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)
Susan S. Newton
Massachusetts Financial Services Company
500 Boylston Street
Boston, Massachusetts 02116

(Name and address of agents for service)
Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS® Mutual Funds

SEMIANNUAL REPORT

2/28/06

MFS® Cash Reserve Fund

A path for pursuing opportunity
MFS
INVESTMENT MANAGEMENT®

NOT FDIC INSURED MAY LOSE VALUE NO BANK OR CREDIT UNION GUARANTEE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS® Cash Reserve Fund

The fund seeks to provide as high a level of current income as is considered consistent with the preservation of capital and liquidity.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

TABLE OF CONTENTS |

LETTER FROM THE CEO	1

PORTFOLIO COMPOSITION	2

PERFORMANCE SUMMARY	3

EXPENSE TABLE	6

PORTFOLIO OF INVESTMENTS	8

FINANCIAL STATEMENTS	10

NOTES TO FINANCIAL STATEMENTS	23

BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT	31

PROXY VOTING POLICIES AND
INFORMATION	31

QUARTERLY PORTFOLIO DISCLOSURE	31

CONTACT INFORMATION	BACK COVER

LETTER FROM THE CEO

Dear Shareholders,

It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe. Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you’re working with a seasoned investment professional who has experience to guide you through difficult times. At MFS®, we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals – be it a college education, a comfortable retirement, or a secure family legacy – is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes – including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer – through both up and down economic cycles.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer
MFS Investment Management®
April 17, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

SEMIANNUAL REPORT 1

PORTFOLIO COMPOSITION

Short term credit quality (r)
Average Credit Quality
Short-Term Bonds (a)	A-1

All holdings are rated A-1
Maturity breakdown (b)
0 – 29 days	50.1%

30 – 59 days	9.5%

60 – 89 days	40.9%

90 – 366 days	0.6%

Other Assets Less Liabilities	-1.1%

(b)	For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered Not Rated. U.S. Treasuries and U.S. Agency securities are included in the ‘‘A-1’’-rating category. Percentages are based on the total market value of investments as of 2/28/06.
(a)	The Average Credit Quality is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

From time to time ‘‘Other Assets Less Liabilities,’’ may be negative due to timing of cash receipts.

Percentages are based on net assets as of 2/28/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

2 SEMIANNUAL REPORT

PERFORMANCE SUMMARY THROUGH 2/28/06

Total returns as well as the current 7-day yield have been provided for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. For most recent month-end performance, please visit mfs.com. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

		6 month	6 month
		total return	total return		Current
		without	with	Current	7-day yield
Class	Inception	sales charge	sales charge	7-day yield	without waiver
A	9/07/93	1.81%	N/A	4.04%	3.64%

B	12/29/86	1.31%	-2.69%	3.05%	2.65%

C	4/01/96	1.31%	0.31%	3.05%	2.65%

R1	4/01/05	1.25%	N/A	2.94%	2.44%

R2	4/01/05	1.42%	N/A	3.29%	2.74%

R3	4/01/05	1.48%	N/A	3.39%	2.89%

R4	4/01/05	1.61%	N/A	3.64%	3.24%

R5	4/01/05	1.76%	N/A	3.95%	3.55%

529 A	7/31/02	1.69%	N/A	3.79%	3.04%

529 B	7/31/02	1.19%	-2.81%	2.79%	2.39%

529 C	7/31/02	1.19%	0.19%	2.80%	2.40%

Class A, R1, R2, R3, R4, R5 and 529A shares have no sales charge. Please see Notes to Performance Summary for more details.

Yields quoted are based on the latest seven days ended as of February 28, 2006, with dividends annualized. The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Periods less than one year are actual not annualized.

SEMIANNUAL REPORT 3

Performance Summary – continued

Notes to Performance Summary

Class A and 529A shares have no sales charge. Class B and 529B results, including sales charge, reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge (assuming redemption within one year from the end of the calendar month of purchase), reflect the deduction of the 1% CDSC. Class R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC and are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for Class R4, R5 and Class 529A shares includes the performance of the fund’s class A shares prior to their offering. Performance for Class C, R1, R2, R3, 529B, and 529C shares includes the performance of the fund’s Class B shares prior to their offering.

For reporting periods ending prior to March 31, 2004, when quoting performance for the fund’s Class 529A shares, the performance of these share classes included the performance of the fund’s Class B shares, rather than Class A shares. The blending methodology changed for reporting periods ending on or after March 31, 2004, because Class A shares now has a 10 year performance history, and share class performance is being blended to Class A shares based upon the similarity of share class operating expenses. This change in blending methodology results in better performance for Class 529A shares than it had under the prior blending methodology. For a transitional period lasting until December 31, 2007, performance for Class 529A shares under the prior methodology is available at mfs.com. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies, waivers, and adjustments in effect during the periods shown. Subsidies and fee waivers

  4 SEMIANNUAL REPORT

Performance Summary – continued

may be imposed to enhance a portfolio’s yield during periods when the portfolio’s operating expenses have a significant impact on the portfolio’s yield due to lower interest rates. Without such subsidies, waivers, and adjustments the portfolio’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Key Risk Considerations

The portfolio’s yield changes daily and is based on changes in interest rates and market conditions, and in response to other economic, political, or financial developments. The value of the portfolios investments may fluctuate in response to many factors including the performance and valuation of the issuer and general market conditions. Municipal instruments can be volatile and significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal instruments. Foreign investments can be more volatile than U.S. investments. As with any fixed-income security, securities issued by certain U.S. government agencies or instrumentalities are subject to the risk that the issuer will default on principal and interest payments. Investors should note that many U.S. government securities in which the portfolio may invest are not supported by the full faith and the credit of the United States Government (including securities issued by government sponsored enterprises and by certain U.S. federal agencies and instrumentalities) and involve increased credit risk.

Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

Please see the prospectus for further information regarding these and other risks considerations.

SEMIANNUAL REPORT 5

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period, September 1, 2005 through February 28, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2005 through February 28, 2006.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6 SEMIANNUAL REPORT

Expense Table – continued

					Expenses
		Annualized	Beginning	Ending	Paid During
		Expense	Account Value	Account Value	Period(p)
Share Class		Ratio	9/01/05	2/28/06	9/01/05-2/28/06

A	Actual	0.51%	$1,000.00	$1,018.10	$2.55

	Hypothetical(h)	0.51%	$1,000.00	$1,022.27	$2.56

B	Actual	1.51%	$1,000.00	$1,013.10	$7.54

	Hypothetical(h)	1.51%	$1,000.00	$1,017.31	$7.55

C	Actual	1.51%	$1,000.00	$1,013.10	$7.54

	Hypothetical(h)	1.51%	$1,000.00	$1,017.31	$7.55

R1	Actual	1.63%	$1,000.00	$1,012.50	$8.13

	Hypothetical(h)	1.63%	$1,000.00	$1,016.71	$8.15

R2	Actual	1.29%	$1,000.00	$1,014.20	$6.44

	Hypothetical(h)	1.29%	$1,000.00	$1,018.40	$6.46

R3	Actual	1.18%	$1,000.00	$1,014.80	$5.89

	Hypothetical(h)	1.18%	$1,000.00	$1,018.94	$5.91

R4	Actual	0.93%	$1,000.00	$1,016.10	$4.65

	Hypothetical(h)	0.93%	$1,000.00	$1,020.18	$4.66

R5	Actual	0.61%	$1,000.00	$1,017.60	$3.05

	Hypothetical(h)	0.61%	$1,000.00	$1,021.77	$3.06

529A	Actual	0.76%	$1,000.00	$1,016.90	$3.80

	Hypothetical(h)	0.76%	$1,000.00	$1,021.03	$3.81

529B	Actual	1.76%	$1,000.00	$1,011.90	$8.78

	Hypothetical(h)	1.76%	$1,000.00	$1,016.07	$8.80

529C	Actual	1.76%	$1,000.00	$1,011.90	$8.78

	Hypothetical(h)	1.76%	$1,000.00	$1,016.07	$8.80

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

Effective October 1, 2005 the fund’s Class R1, Class R2, and Class R3 retirement plan administration and services fee was reduced (as described in Note 3 of the Notes to the Financial Statements). Had this fee reduction been in effect throughout the entire six month period, the annualized expense ratio would have been 1.61%, 1.27%, and 1.16% for Class R1, Class R2, and Class R3, respectively, and the actual expenses paid during the period would have been approximately $8.03, $6.34, and $5.80 for Class R1, Class R2, and Class R3 respectively.

SEMIANNUAL REPORT 7

PORTFOLIO OF INVESTMENTS (unaudited) – 2/28/06
The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.
Certificates of Deposit - 16.6%

Issuer	Shares/Par	Value ($)

Banks & Credit Companies - 16.6%

Barclays Bank NY PLC, 4.455%, due 3/28/06	$13,934,000	$13,934,000
Caylon, NY, 4.73%, due 5/22/06	10,714,000	10,714,000
Citibank N.A., 4.715%, due 5/17/06	6,275,000	6,275,000
Credit Suisse First Boston, NY, 4.46%, due 3/13/06	15,103,000	15,103,000
Royal Bank of Canada, NY, 4.7125%, due 5/19/06	14,335,000	14,334,671

Total Certificates of Deposit, at Amortized Cost and Value		$60,360,671

Commercial Paper - 84.5% (y)

Banks & Credit Companies - 23.1%

Abbey National North America LLC, 4.37%, due 3/06/06	$15,670,000	$15,660,487
Depfa Bank PLC, 4.49%, due 4/11/06 (t)	2,713,000	2,699,127
Depfa Bank PLC, 4.595%, due 5/03/06 (t)	3,507,000	3,478,799
Depfa Bank PLC, 4.61%, due 5/03/06 (t)	8,234,000	8,167,572
HBOS Treasury Services PLC, 4.655%, due 5/17/06	15,027,000	14,877,383
ING America Insurance Holdings, Inc., 4.64%, due 5/15/06	10,369,000	10,268,766
Svenska Handelsbanken, Inc., 4.395%, due 3/09/06	14,179,000	14,165,152
UBS Finance Delaware LLC, 4.625%, due 5/10/06	15,075,000	14,939,430

		$84,256,716

Financial Institutions - 57.4%

Alpine Securitization Corp., 4.64%, due 5/01/06 (t)	$4,636,000	$4,599,551
American General Finance Corp., 4.56%, due 5/01/06	4,790,000	4,752,989
American General Finance Corp., 4.625%, due 5/11/06	10,218,000	10,124,796
Barton Capital LLC, 4.47%, due 3/07/06 (t)	9,653,000	9,645,809
Barton Capital LLC, 4.4%, due 3/09/06 (t)	5,435,000	5,429,686
CAFCO LLC, 4.64%, due 5/04/06 (t)	14,871,000	14,748,331
CRC Funding LLC, 4.43%, due 3/06/06 (t)	14,029,000	14,020,368
CRC Funding LLC, 4.58%, due 4/12/06 (t)	922,000	917,073
Ciesco LLC, 4.385%, due 3/06/06 (t)	411,000	410,750
Ciesco LLC, 4.6%, due 4/18/06 (t)	14,567,000	14,477,656
Citibank Credit Card Issuance Trust, 4.44%, due 3/16/06 (t)	10,000,000	9,981,500
Citibank Credit Card Issuance Trust, 4.59%, due 4/10/06 (t)	4,982,000	4,956,592
Edison Asset Securitization LLC, 4.6%, due 5/04/06 (t)	15,087,000	14,963,622
Govco, Inc., 4.6%, due 5/04/06 (t)	15,054,000	14,930,892
Jupiter Securitization Corp., 4.56%, due 3/01/06 (t)	14,684,000	14,684,000
Kitty Hawk Funding Corp., 4.39%, due 3/20/06 (t)	15,695,000	15,658,636
Old Line Funding LLC, 4.46%, due 3/02/06 (t)	4,612,000	4,611,429
Park Avenue Receivable Co. LLC, 4.56%, due 3/01/06 (t)	13,522,000	13,522,000
Ranger Funding Co. LLC, 4.5%, due 3/07/06 (t)	5,000,000	4,996,250
Ranger Funding Co. LLC, 4.44%, due 3/21/06 (t)	2,599,000	2,592,589

8 SEMIANNUAL REPORT

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Commercial Paper - continued

Financial Institutions - continued

Scaldis Capital LLC, 4.6%, due 4/27/06 (t)	$2,500,000	$2,481,792
Scaldis Capital LLC, 4.58%, due 4/28/06 (t)	9,114,000	9,046,749
Scaldis Capital LLC, 4.72%, due 5/31/06 (t)	2,500,000	2,470,172
Thunder Bay Funding LLC, 4.49%, due 3/10/06 (t)	659,000	658,260
Thunder Bay Funding LLC, 4.405%, due 3/21/06 (t)	14,452,000	14,416,633

		$209,098,125

Insurance - 4.0%

MetLife, Inc., 4.38%, due 3/20/06 (t)	$12,761,000	$12,731,501
MetLife, Inc., 4.68%, due 5/11/06 (t)	2,007,000	1,988,475

		$14,719,976

Total Commercial Paper, at Amortized Cost and Value		$308,074,817

Total Investments, at Amortized Cost and Value		$368,435,488

Other Assets, Less Liabilities - (1.1)%		(4,127,258)

Net Assets - 100.0%		$364,308,230

(y) The rate shown represents an annualized yield at time of purchase.
(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
See Notes to Financial Statements

	SEMIANNUAL REPORT 9

FINANCIAL STATEMENTS | Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities composing the total value of the fund.
At 2/28/06
Assets

Investments, at amortized cost and value	$368,435,488
Cash	808
Receivable for fund shares sold	497,832
Interest receivable	230,632
Other assets	1,644

Total assets		$369,166,404

Liabilities

Distributions payable	$39,926
Payable for fund shares reacquired	4,537,791
Payable to affiliates
Management fee	2,990
Shareholder servicing costs	72,629
Distribution and service fees	14,852
Administrative services fee	205
Program manager fees	35
Retirement plan administration and services fees	23
Payable for independent trustees’ compensation	32,642
Accrued expenses and other liabilities	157,081

Total liabilities		$4,858,174

Net assets		$364,308,230

Net assets consist of:

Paid-in capital	$364,309,041
Accumulated net realized gain (loss) on investments	(1,256)
Undistributed net investment income	445

Net assets		$364,308,230

Shares of beneficial interest outstanding		364,309,041

10 SEMIANNUAL REPORT

Statement of Assets and Liabilities (unaudited) – continued
Class A shares

Net assets	$91,705,702
Shares outstanding	91,705,893

Net asset value, offering price, and redemption price per share		$1.00

Class B shares

Net assets	$224,892,053
Shares outstanding	224,892,563

Net asset value and offering price per share		$1.00

Class C shares

Net assets	$41,145,494
Shares outstanding	41,145,593

Net asset value and offering price per share		$1.00

Class R1 shares

Net assets	$788,005
Shares outstanding	788,006

Net asset value, offering price, and redemption price per share		$1.00

Class R2 shares

Net assets	$959,850
Shares outstanding	959,852

Net asset value, offering price, and redemption price per share		$1.00

Class R3 shares

Net assets	$1,954,538
Shares outstanding	1,954,541

Net asset value, offering price, and redemption price per share		$1.00

Class R4 shares

Net assets	$221,107
Shares outstanding	221,107

Net asset value, offering price, and redemption price per share		$1.00

Class R5 shares

Net assets	$51,419
Shares outstanding	51,420

Net asset value, offering price, and redemption price per share		$1.00

	SEMIANNUAL REPORT 11

Statement of Assets and Liabilities (unaudited) – continued
Class 529A shares
Net assets	$1,703,589
Shares outstanding	1,703,592

Net asset value, offering price, and redemption price per share		$1.00

Class 529B shares

Net assets	$339,731
Shares outstanding	339,731

Net asset value and offering price per share		$1.00

Class 529C shares

Net assets	$546,742
Shares outstanding	546,743

Net asset value and offering price per share		$1.00

A contingent deferred sales charge may be imposed on redemptions of Class B, Class C, Class 529B and
Class 529C shares.
See Notes to Financial Statements

12 SEMIANNUAL REPORT

FINANCIAL STATEMENTS | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/06
Net investment income

Interest income		$8,343,226

Expenses
Management fee	$1,117,315
Distribution and service fees	1,525,627
Program manager fees	3,194
Shareholder servicing costs	461,732
Administrative services fee	23,256
Retirement plan administration and services fees	5,081
Independent trustees’ compensation	9,867
Custodian fee	66,606
Shareholder communications	41,323
Auditing fees	16,780
Legal fees	4,368
Registration fees	83,911
Miscellaneous	12,387

Total expenses		$3,371,447

Fees paid indirectly	(11,625)
Reduction of expenses by investment adviser and distributor	(818,528)

Net expenses		$2,541,294

Net investment income		$5,801,932

Net realized gain (loss) on investment transactions		$(811)

Change in net assets from operations		$5,801,121

See Notes to Financial Statements

	SEMIANNUAL REPORT 13

FINANCIAL STATEMENTS | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/06	8/31/05
	(unaudited)
Change in net assets

From operations

Net investment income	$5,801,932	$6,156,757
Net realized gain (loss) on investments	(811)	—

Change in net assets from operations	$5,801,121	$6,156,757

Distributions declared to shareholders

From net investment income
Class A	$(1,776,240)	$(1,959,377)
Class B	(3,323,581)	(3,531,863)
Class C	(617,405)	(621,592)
Class R1	(7,759)	(532)
Class R2	(12,381)	(1,029)
Class R3	(22,977)	(2,891)
Class R4	(2,124)	(466)
Class R5	(891)	(528)
Class 529A	(27,704)	(30,067)
Class 529B	(4,013)	(3,064)
Class 529C	(6,857)	(5,348)

Total distributions declared to shareholders	$(5,801,932)	$(6,156,757)

Change in net assets from fund share transactions	$(58,442,685)	$(190,979,377)

Total change in net assets	$(58,443,496)	$(190,979,377)

Net assets

At beginning of period	422,751,726	613,731,103
At end of period (including undistributed net investment
income of $445 and $445, respectively)	$364,308,230	$422,751,726

See Notes to Financial Statements

14 SEMIANNUAL REPORT

FINANCIAL STATEMENTS | Financial Highlights
The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Six months
	ended		Years ended 8/31
Class A	2/28/06		2005	2004	2003	2002	2001
(unaudited)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from
investment operations

Net investment income (d)	$0.02		$0.02	$0.01	$0.01	$0.01	$0.05
Net realized gain (loss) on
investments	(0.00)	(w)	—	—	—	—	—

Total from investment operations	$0.02		$0.02	$0.01	$0.01	$0.01	$0.05

Less distributions declared
to shareholders

From net investment income	$(0.02)		$(0.02)	$(0.01)	$(0.01)	$(0.01)	$(0.05)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return (%) (r)	1.81	(n)	2.11	0.58	0.69	1.49	4.85

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	0.91	(a)	0.90	0.79	0.81	0.91	0.90
Expenses after expense reductions (f)	0.51	(a)	0.50	0.55	0.71	0.81	0.80
Net investment income	3.62	(a)	2.10	0.58	0.70	1.44	4.82
Net assets at end of period
(000 Omitted)	$91,706		$91,165	$101,287	$214,275	$242,230	$107,346

See Notes to Financial Statements

Financial Highlights – continued
Six months
	ended		Years ended 8/31
Class B	2/28/06		2005	2004		2003		2002		2001
(unaudited)
Net asset value, beginning
of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Income (loss) from
investment operations

Net investment income (d)	$0.01		$0.01	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.04
Net realized gain (loss) on
investments	(0.00)	(w)	—	—		—		—		—

Total from investment
operations	$$0.01		$$0.01	$$0.00	(w)	$$0.00	(w)	$$0.00	(w)	$$0.04

Less distributions declared
to shareholders

From net investment
income	$(0.01)		$(0.01)	$(0.00)	(w)	$(0.00)	(w)	$(0.00)	(w)	$(0.04)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Total return (%) (t)(r)	1.31	(n)	1.10	0.06		0.06		0.49		3.81

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense
reductions (f)	1.91	(a)	1.89	1.80		1.81		1.91		1.90
Expenses after expense
reductions (f)	1.51	(a)	1.49	1.07		1.35		1.81		1.80
Net investment income	2.61	(a)	1.03	0.06		0.06		0.50		3.65
Net assets at end of period
(000 Omitted)	$224,892		$280,361	$429,844		$647,269		$741,638		$514,324

See Notes to Financial Statements

16 SEMIANNUAL REPORT

Financial Highlights – continued
Six months
	ended		Years ended 8/31
Class C	2/28/06		2005	2004		2003		2002		2001
(unaudited)
Net asset value, beginning
of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Income (loss) from
investment operations

Net investment income (d)	$0.01		$0.01	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.04
Net realized gain (loss) on
investments	(0.00)	(w)	—	—		—		—		—

Total from investment operations	$0.01		$0.01	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.04

Less distributions declared
to shareholders

From net investment income	$(0.01)		$(0.01)	$(0.00)	(w)	$(0.00)	(w)	$(0.00)	(w)	$(0.04)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Total return (%) (t)(r)	1.31	(n)	1.10	0.06		0.06		0.49		3.80

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense
reductions (f)	1.91	(a)	1.89	1.79		1.81		1.91		1.90
Expenses after expense
reductions (f)	1.51	(a)	1.49	1.07		1.36		1.81		1.80
Net investment income	2.61	(a)	1.03	0.06		0.06		0.50		3.77
Net assets at end of period
(000 Omitted)	$41,145		$46,483	$80,482		$159,715		$159,254		$125,200

See Notes to Financial Statements

						SEMIANNUAL REPORT 17

Financial Highlights – continued
	Six months		Year
	ended		ended
Class R1	2/28/06		8/31/05(i)
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00

Income (loss) from investment operations

Net investment income (d)	$0.01		$0.01
Net realized gain (loss) on investments	(0.00)	(w)	—

Total from investment operations	$0.01		$0.01

Less distributions declared to shareholders

From net investment income	$(0.01)		$(0.01)

Net asset value, end of period	$1.00		$1.00

Total return (%) (r)	1.25	(n)	0.59	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	2.12	(a)	2.24	(a)
Expenses after expense reductions (f)	1.63	(a)	1.84	(a)
Net investment income	2.62	(a)	1.52	(a)
Net assets at end of period (000 Omitted)	$788		$258

	Six months		Year
	ended		ended
Class R2	2/28/06		8/31/05(i)
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00

Income (loss) from investment operations

Net investment income (d)	$0.01		$0.01
Net realized gain (loss) on investments	(0.00)	(w)	—

Total from investment operations	$0.01		$0.01

Less distributions declared to shareholders

From net investment income	$(0.01)		$(0.01)

Net asset value, end of period	$1.00		$1.00

Total return (%) (r)	1.42	(n)	0.72	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.82	(a)	1.93	(a)
Expenses after expense reductions (f)	1.29	(a)	1.53	(a)
Net investment income	2.90	(a)	1.97	(a)
Net assets at end of period (000 Omitted)	$960		$604

See Notes to Financial Statements

18 SEMIANNUAL REPORT

Financial Highlights – continued
	Six months		Year
	ended		ended
Class R3	2/28/06		8/31/05(i)
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00

Income (loss) from investment operations

Net investment income (d)	$0.02		$0.01
Net realized gain (loss) on investments	(0.00)	(w)	—

Total from investment operations	$0.02		$0.01

Less distributions declared to shareholders

From net investment income	$(0.02)		$(0.01)

Net asset value, end of period	$1.00		$1.00

Total return (%) (r)	1.48	(n)	0.78	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.67	(a)	1.83	(a)
Expenses after expense reductions (f)	1.18	(a)	1.43	(a)
Net investment income	3.01	(a)	2.10	(a)
Net assets at end of period (000 Omitted)	$1,955		$1,179

	Six months		Year
	ended		ended
Class R4	2/28/06		8/31/05(i)
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00

Income (loss) from investment operations

Net investment income (d)	$0.02		$0.01
Net realized gain (loss) on investments	(0.00)	(w)	—

Total from investment operations	$0.02		$0.01

Less distributions declared to shareholders

From net investment income	$(0.02)		$(0.01)

Net asset value, end of period	$1.00		$1.00

Total return (%) (r)	1.61	(n)	0.93	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.33	(a)	1.38	(a)
Expenses after expense reductions (f)	0.93	(a)	0.98	(a)
Net investment income	3.34	(a)	2.21	(a)
Net assets at end of period (000 Omitted)	$221		$51

See Notes to Financial Statements

	SEMIANNUAL REPORT 19

Financial Highlights – continued
				Six months				Year
						ended		ended
Class R5				2/28/06				8/31/05(i)
				(unaudited)
Net asset value, beginning of period						$1.00		$1.00

Income (loss) from investment operations

Net investment income (d)						$0.02		$0.01
Net realized gain (loss) on investments						(0.00)	(w)	—

Total from investment operations						$0.02		$0.01

Less distributions declared to shareholders

From net investment income						$(0.02)		$(0.01)

Net asset value, end of period						$1.00		$1.00

Total return (%) (r)						1.76	(n)	1.06	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)						1.01	(a)	1.08	(a)
Expenses after expense reductions (f)						0.61	(a)	0.68	(a)
Net investment income						3.53	(a)	2.51	(a)
Net assets at end of period (000 Omitted)						$51		$51

Six months
	ended		Years ended 8/31
Class 529A	2/28/06		2005	2004		2003		2002(i)
(unaudited)
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00

Income (loss) from investment operations

Net investment income (d)	$0.02		$0.02	$0.00	(w)	$0.00(w)		$0.00(w)
Net realized gain (loss) on investments	(0.00)	(w)	—	—		—		—

Total from investment operations	$0.02		$0.02	$0.00	(w)	$0.00	(w)	$0.00	(w)

Less distributions declared to shareholders

From net investment income	$(0.02)		$(0.02)	$(0.00)	(w)	$(0.00)	(w)	$(0.00)	(w)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00

Total return (%) (r)	1.69	(n)	1.86	0.33		0.45		0.08	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.51	(a)	1.50	1.39		1.41		1.26	(a)
Expenses after expense reductions (f)	0.76	(a)	0.75	0.80		0.96		1.16	(a)
Net investment income	3.38	(a)	1.93	0.34		0.33		1.04	(a)
Net assets at end of period (000 Omitted)	$1,704		$1,650	$1,140		$1,164		$30

See Notes to Financial Statements

20 SEMIANNUAL REPORT

Financial Highlights – continued
	Six months
	ended		Years ended 8/31
Class 529B	2/28/06		2005	2004			2003		2002(i)
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00	$1.00			$1.00		$1.00

Income (loss) from investment operations

Net investment income (d)	$0.01		$0.01	$0.00	(w)		$0.00	(w)	$0.00	(w)
Net realized gain (loss) on investments	(0.00)	(w)	—	—			—		—

Total from investment operations	$0.01		$0.01	$0.00	(w)		$0.00	(w)	$0.00	(w)

Less distributions declared to shareholders

From net investment income	$(0.01)		$(0.01)	$(0.00)		(w)	$(0.00)	(w)	$(0.00)	(w)

Net asset value, end of period	$1.00		$1.00	$1.00			$1.00		$1.00

Total return (%) (t)(r)	1.19	(n)	0.87	0.06			0.07		0.02	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	2.16	(a)	2.13	2.03			2.06		2.16	(a)
Expenses after expense reductions (f)	1.76	(a)	1.73	1.08			1.25		2.06	(a)
Net investment income	2.38	(a)	0.87	0.07			0.06		0.23	(a)
Net assets at end of period (000 Omitted)	$340		$340	$339			$253		$5

See Notes to Financial Statements

				SEMIANNUAL REPORT 21

Financial Highlights – continued
	Six months
	ended		Years ended 8/31
Class 529C	2/28/06		2005	2004		2003		2002(i)
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00

Income (loss) from investment operations

Net investment income (d)	$0.01		$0.01	$0.00	(w)	$0.00	(w)	$0.00	(w)
Net realized gain (loss) on investments	(0.00)	(w)	—	—		—		—

Total from investment operations	$0.01		$0.01	$0.00	(w)	$0.00	(w)	$0.00	(w)

Less distributions declared to shareholders

From net investment income	$(0.01)		$(0.01)	$(0.00)	(w)	$(0.00)	(w)	$(0.00)	(w)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00

Total return (%) (t)(r)	1.19	(n)	0.87	0.06		0.07		0.02	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	2.16	(a)	2.13	2.03		2.06		2.16	(a)
Expenses after expense reductions (f)	1.76	(a)	1.73	1.08		1.22		2.06	(a)
Net investment income	2.37	(a)	0.85	0.06		0.05		0.23	(a)
Net assets at end of period (000 Omitted)	$547		$611	$640		512		$5

(a) Annualized.
(n) Not annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(w) Per share amount was less than $0.01.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(i)	For the period from the class’ inception, July 31, 2002 (Classes 529A, 529B, and 529C), and April 1, 2005
(Classes R1, R2, R3, R4, and R5) through the stated period end.
See Notes to Financial Statements

22 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) Business and Organization

MFS Cash Reserve Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations – Money market instruments are valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. Each money market fund’s use of amortized cost is subject to the fund’s compliance with Rule 2a-7 of the Investment Company Act of 1940. The amortized cost value of an instrument can be different from the market value of an instrument.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized and accreted for financial statement purposes and tax reporting purposes in accordance with generally accepted accounting principles and federal tax regulations, respectively.

Fees Paid Indirectly – The fund’s custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2006, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in

SEMIANNUAL REPORT 23

Notes to Financial Statements (unaudited) – continued

the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes. During the year ended August 31, 2005, there were no adjustments due to differences between book and tax accounting.

The tax character of distributions declared to shareholders is as follows:

	August 31, 2005	August 31, 2004
Ordinary income	$6,156,757	$968,695

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of February 28, 2006
Tax cost of investments	$368,435,488
As of August 31, 2005
Undistributed ordinary income	$63,714
Capital loss carryforwards	(445)
Other temporary differences	(63,269)

As of August 31, 2005, the fund had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

August 31, 2012	$(441)
August 31, 2013	(4)

Total	$(445)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

24 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund’s average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.15% of the fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended February 28, 2006, this waiver amounted to $812,922 and is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2006 was equivalent to an annual effective rate of 0.15% of the fund’s average daily net assets.

Distributor – The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

			Total	Annual	Distribution
	Distribution	Service	Distribution	Effective	and Service
	Fee Rate	Fee Rate	Plan (1)	Rate (2)	Fee
Class A	0.10%	0.25%	0.35%	0.00%	$—
Class B	0.75%	0.25%	1.00%	1.00%	1,273,843
Class C	0.75%	0.25%	1.00%	1.00%	235,967
Class R1	0.50%	0.25%	0.75%	0.75%	2,234
Class R2	0.25%	0.25%	0.50%	0.50%	2,142
Class R3	0.25%	0.25%	0.50%	0.50%	3,834
Class R4	0.00%	0.25%	0.25%	0.25%	160
Class 529 A	0.25%	0.25%	0.50%	0.00%	2,868
Class 529 B	0.75%	0.25%	1.00%	1.00%	1,687
Class 529 C	0.75%	0.25%	1.00%	1.00%	2,892

Total Distribution and Service Fees					$1,525,627

(1)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(2)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2006 based on each class’ average daily net assets. Payment of the 0.25% annual
Class A service fee is not yet implemented and will commence on such date as the fund’s Board of
Trustees may determine. Payment of the 0.10% annual Class A distribution fee is not yet implemented and will commence on such date as the fund’s Board of Trustees may determine. 0.10% of the Class 529A distribution fee is currently being waived under a contractual waiver arrangement and payment of 0.15%
of the Class 529A distribution fee is not yet implemented. The distribution fee will be imposed on such date as the fund’s Board of Trustees may determine. For the six months ended February 28, 2006, this

SEMIANNUAL REPORT 25

Notes to Financial Statements (unaudited) – continued

waiver amounted to $819 and is reflected as a reduction of total expenses in the Statement of Operations. 0.25% of the Class 529A service fee is currently being waived under a contractual waiver arrangement. For the six months ended February 28, 2006, this waiver amounted to $2,049 and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2006, were as follows:

Amount
Class A	$—
Class B	$436,040
Class C	$7,016
Class 529B	$153
Class 529C	$—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund’s 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund’s 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2006, were as follows:

Amount
Class 529A	$2,049
Class 529B	$422
Class 529C	$723

Total Program Manager Fees	$3,194

Shareholder Servicing Agent – The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2006, the fee was $198,264 which equated to 0.1000% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended February 28, 2006, these costs amounted to $91,037.

26 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund’s annual fixed amount is $10,000.

The administrative services fee incurred for the six months ended February 28, 2006 was equivalent to an annual effective rate of 0.0100% of the fund’s average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended February 28, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class’ average daily net assets:

		Annual
		Effective	Total
	Fee Rate	Rate(1)	Amount
Class R1	0.45%	0.36%	$1,337
Class R2	0.40%	0.27%	1,712
Class R3	0.25%	0.16%	1,912
Class R4	0.15%	0.15%	95
Class R5	0.10%	0.10%	25

Total Retirement Plan Administration and Services Fees			$5,081
(1) Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10%
for Class R3 shares. This agreement will continue until at least September 30, 2007. For the six months ended February 28, 2006, this waiver amounted to $1,475 and is reflected as a reduction of total expenses in the Statement of Operations.

Trustees’ and Officers’ Compensation – The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $3,719. This amount is included in Independent trustees’ compensation for the six months ended February 28, 2006. The deferred liability for retirement

SEMIANNUAL REPORT 27

Notes to Financial Statements (unaudited) – continued

benefits payable to retired Trustees amounted to $31,541 at February 28, 2006, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended February 28, 2006, the fee paid to Tarantino LLC was $1,749. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,263 which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) Portfolio Securities

Purchases and sales of money market investments, exclusive of securities subject to repurchase agreements, aggregated $3,166,829,565 and $3,229,143,694 respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended	Year ended
	2/28/06	8/31/05(i)
	Shares & Amount	Shares & Amount
Shares sold
Class A	$59,178,297	$104,034,506
Class B	68,763,735	176,379,353
Class C	27,266,597	63,564,664
Class R1	1,088,620	258,123
Class R2	392,784	602,796
Class R3	1,799,989	1,396,398
Class R4	257,622	50,351
Class R5	—	50,000
Class 529A	257,326	1,245,514
Class 529B	6,840	34,497
Class 529C	43,493	228,402

	$159,055,303	$347,844,604

28 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued
	Six months ended	Year ended
	2/28/06	8/31/05(i)
	Shares & Amount	Shares & Amount
Shares issued to shareholders in reinvestment
of distributions
Class A	$1,540,042	$1,774,925
Class B	3,082,513	3,276,541
Class C	559,822	565,746
Class R1	7,392	532
Class R2	12,331	1,030
Class R3	21,968	2,853
Class R4	2,048	465
Class R5	892	528
Class 529A	27,678	29,689
Class 529B	4,011	3,062
Class 529C	6,853	5,296

	$5,265,550	$5,660,667
Shares reacquired
Class A	$(60,177,463)	$(115,931,387)
Class B	(127,314,729)	(329,138,495)
Class C	(33,163,623)	(98,129,128)
Class R1	(566,176)	(485)
Class R2	(49,064)	(25)
Class R3	(1,046,497)	(220,170)
Class R4	(89,133)	(246)
Class 529A	(231,492)	(764,907)
Class 529B	(11,181)	(36,419)
Class 529C	(114,180)	(263,386)

	$(222,763,538)	$(544,484,648)

	SEMIANNUAL REPORT 29

Notes to Financial Statements (unaudited) – continued
	Six months ended	Year ended
	2/28/06	8/31/05(i)
	Shares & Amount	Shares & Amount
Net change
Class A	$540,876	$(10,121,956)
Class B	(55,468,481)	(149,482,601)
Class C	(5,337,204)	(33,998,718)
Class R1	529,836	258,170
Class R2	356,051	603,801
Class R3	775,460	1,179,081
Class R4	170,537	50,570
Class R5	892	50,528
Class 529A	53,512	510,296
Class 529B	(330)	1,140
Class 529C	(63,834)	(29,688)

	$(58,442,685)	$(190,979,377)
(i) For the period from the class’ inception, April 1, 2005 (Classes R1, R2, R3, R4, and R5) through the stated period end.

(6) Line of Credit

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35% . In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended February 28, 2006 was $599, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the six months ended February 28, 2006.

30 SEMIANNUAL REPORT

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under ‘‘Select a fund’’ on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q may be reviewed and copied at the:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

SEMIANNUAL REPORT 31

CONTACT INFORMATION

Investor Service

Write to us at: MFS Service Center, Inc.
P.O. Box 55824
Boston, MA 02205-5824

Type of Information	Phone number	Hours, Eastern Time
General information	**1-800-225-2606**	8 a.m. to 8 p.m., any business day
Speech- or hearing-impaired	**1-800-637-6576**	9 a.m. to 5 p.m., any business day
Share prices, account balances exchanges or stock and bond outlooks	**1-800-MFS-TALK** (1-800-637-8255) touch-tone required	24 hours a day, 365 days a year

MFS[SM]
INVESTMENT MANAGEMENT®

MFS Investment Management®
MFS® investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
LMM-SEM-4/06 35M

LETTER FROM THE CEO

Dear Shareholders,

It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you’re working with a seasoned investment professional who has experience to guide you through difficult times. At MFS®, we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals – be it a college education, a comfortable retirement, or a secure family legacy – is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes – including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer – through both up and down economic cycles.

Respectfully,

Robert J. Manning Chief Executive Officer and Chief Investment Officer MFS Investment Management® April 17, 2006 The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

SEMIANNUAL REPORT 1

PORTFOLIO COMPOSITION

Top ten holdings
Bank of America Corp.	2.8%

Exxon Mobil Corp.	2.2%

General Electric Co.	2.0%

Altria Group, Inc.	2.0%

Wyeth	2.0%

Amerada Hess Corp.	2.0%

SanDisk Corp.	1.8%

Sprint Nextel Corp.	1.7%

Chevron Corp.	1.7%

Golden West Financial Corp.	1.5%

Equity market sectors
Financial Services	21.5%

Technology	15.2%

Health Care	13.4%

Energy	9.1%

Industrial Goods & Services	6.9%

Utilities & Communications	6.4%

Consumer Staples	6.2%

Retailing	5.9%

Basic Materials	5.5%

Leisure	4.6%

Transportation	1.8%

Autos & Housing	1.5%

Special Products & Services	1.3%

Percentages are based on net assets as of 2/28/06. The portfolio is actively managed, and current holdings may be different. 2 SEMIANNUAL REPORT

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,
September 1, 2005 through February 28, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2005 through February 28, 2006.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMIANNUAL REPORT 3

Expense Table – continued

					Expenses
		Annualized	Beginning	Ending	Paid During
		Expense	Account Value	Account Value	Period (p)
Share Class		Ratio	9/01/05	2/28/06	9/01/05-2/28/06
A	Actual	1.38%	$1,000.00	$1,056.10	$ 7.04
	Hypothetical (h)	1.38%	$1,000.00	$1,017.95	$ 6.90
B	Actual	2.03%	$1,000.00	$1,052.30	$10.33
	Hypothetical (h)	2.03%	$1,000.00	$1,014.73	$10.14
C	Actual	2.03%	$1,000.00	$1,051.90	$10.33
	Hypothetical (h)	2.03%	$1,000.00	$1,014.73	$10.14
I	Actual	1.04%	$1,000.00	$1,057.50	$ 5.31
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$ 5.21
R	Actual	1.53%	$1,000.00	$1,055.20	$ 7.80
	Hypothetical (h)	1.53%	$1,000.00	$1,017.21	$ 7.65
R1	Actual	2.17%	$1,000.00	$1,051.80	$11.04
	Hypothetical (h)	2.17%	$1,000.00	$1,014.03	$10.84
R2	Actual	1.80%	$1,000.00	$1,053.50	$ 9.16
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$ 9.00
R3	Actual	1.70%	$1,000.00	$1,054.20	$ 8.66
	Hypothetical (h)	1.70%	$1,000.00	$1,016.36	$ 8.50
R4	Actual	1.44%	$1,000.00	$1,054.90	$ 7.34
	Hypothetical (h)	1.44%	$1,000.00	$1,017.65	$ 7.20
R5	Actual	1.14%	$1,000.00	$1,057.20	$ 5.81
	Hypothetical (h)	1.14%	$1,000.00	$1,019.14	$ 5.71

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

Effective October 1, 2005 the fund’s Class R1, Class R2, and Class R3 retirement plan administration and services fee was reduced (as described in Note 3 of the Notes to the Financial Statements). Had this fee reduction been in effect through the entire six month period, the annualized expense ratio would have been 2.15%, 1.78%, and 1.68% for Class R1, Class R2, and Class R3, respectively, and the actual expenses paid during the period would have been approximately $10.94, $9.06, and $8.56 for Class R1, Class R2, and Class R3, respectively.

4 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (unaudited) – 2/28/06

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 99.3%

Issuer	Shares/Par	Value ($)

Aerospace - 2.8%

KVH Industries, Inc. (l)(n)	50,060	$525,630
Lockheed Martin Corp.	23,520	1,713,902
Northrop Grumman Corp.	23,490	1,505,709
United Technologies Corp.	56,010	3,276,585

		$7,021,826

Automotive - 0.7%

Harley-Davidson, Inc.	15,340	$805,503
Johnson Controls, Inc.	12,050	858,804

		$1,664,307

Banks & Credit Companies - 13.0%

American Express Co.	70,990	$3,824,941
Bank of America Corp.	152,054	6,971,676
Bank of New York Co., Inc.	39,100	1,338,784
Capital One Financial Corp.	29,080	2,547,408
Countrywide Financial Corp.	100,700	3,472,136
Golden West Financial Corp.	54,350	3,860,481
PNC Financial Services Group, Inc.	48,560	3,416,196
SLM Corp.	59,690	3,367,113
SunTrust Banks, Inc.	26,530	1,919,976
Zions Bancorporation	20,040	1,653,701

		$32,372,412

Biotechnology - 1.6%

Amgen, Inc. (n)	21,920	$1,654,741
Gilead Sciences, Inc. (n)	18,610	1,158,845
Neurochem, Inc. (n)	74,250	1,115,235

		$3,928,821

Broadcast & Cable TV - 2.5%

ADVO, Inc. (l)	34,200	$1,099,530
CBS Corp., ‘‘B’’	18,570	454,222
Sirius Satellite Radio, Inc. (l)(n)	87,298	446,093
Viacom, Inc., ‘‘B’’ (n)	11,880	474,725
Walt Disney Co.	79,700	2,230,803
XM Satellite Radio Holdings, Inc., ‘‘A’’ (n)	66,610	1,471,415

		$6,176,788

Brokerage & Asset Managers - 2.8%

Affiliated Managers Group, Inc. (l)(n)	7,050	$693,932
Franklin Resources, Inc.	4,880	501,078
Goldman Sachs Group, Inc.	17,310	2,445,730

SEMIANNUAL REPORT 5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Stocks - continued

Brokerage & Asset Managers - continued

Legg Mason, Inc.	15,860	$2,071,157
MarketAxess Holdings, Inc. (l)(n)	90,600	1,191,390

		$6,903,287

Business Services - 1.1%

Accenture Ltd., ‘‘A’’	58,780	$1,919,755
Getty Images, Inc. (n)	6,560	531,557
Monster Worldwide, Inc. (n)	8,260	404,410

		$2,855,722

Chemicals - 3.1%

E.I. du Pont de Nemours & Co.	27,590	$1,110,222
Monsanto Co.	44,470	3,730,144
Rohm & Haas Co.	17,000	845,750
Scotts Miracle-Gro Co.	44,050	2,109,555

		$7,795,671

Computer Software - 3.5%

Adobe Systems, Inc.	32,170	$1,242,405
MicroStrategy, Inc., ‘‘A’’ (n)	37,470	3,435,250
Oracle Corp. (n)	102,450	1,272,429
TIBCO Software, Inc. (n)	318,620	2,762,435

		$8,712,519

Computer Software - Systems - 2.5%

Apple Computer, Inc. (n)	28,600	$1,960,244
Dell, Inc. (n)	87,210	2,529,090
International Business Machines Corp.	14,890	1,194,774
PAR Technology Corp. (l)(n)	35,100	631,800

		$6,315,908

Construction - 0.7%

D.R. Horton, Inc.	17,490	$596,584
Masco Corp.	33,410	1,042,058

		$1,638,642

Consumer Goods & Services - 2.0%

Avon Products, Inc.	72,600	$2,094,510
Estee Lauder Cos., Inc., ‘‘A’’	59,740	2,235,471
ITT Educational Services, Inc. (n)	9,370	580,940

		$4,910,921

Electrical Equipment - 3.1%

General Electric Co.	154,990	$5,094,521
Rockwell Automation, Inc.	23,700	1,615,629
Tyco International Ltd.	44,940	1,159,003

		$7,869,153

6 SEMIANNUAL REPORT

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Stocks - continued

Electronics - 3.7%

Applied Materials, Inc.	47,460	$870,416
Intel Corp.	157,200	3,238,320
SanDisk Corp. (n)	73,750	4,450,075
Varian Semiconductor Equipment Associates, Inc. (n)	13,850	653,166

		$9,211,977

Energy - Independent - 1.4%

Anadarko Petroleum Corp.	15,400	$1,527,064
Apache Corp.	23,270	1,557,228
Western Refining, Inc. (n)	32,500	527,800

		$3,612,092

Energy - Integrated - 5.9%

Amerada Hess Corp.	36,060	$4,987,459
Chevron Corp.	74,330	4,198,158
Exxon Mobil Corp.	92,852	5,512,623

		$14,698,240

Food & Drug Stores - 0.9%

CVS Corp.	57,430	$1,626,992
Kroger Co. (n)	30,590	613,024

		$2,240,016

Food & Non-Alcoholic Beverages - 2.4%

Coca-Cola Co.	44,010	$1,847,100
Diamond Foods, Inc. (l)	34,490	710,494
General Mills, Inc.	12,360	608,730
PepsiCo, Inc.	49,559	2,929,432

		$6,095,756

Forest & Paper Products - 0.5%

Abitibi-Consolidated, Inc.	336,440	$1,174,176

Furniture & Appliances - 0.1%

Tempur-Pedic International, Inc. (l)(n)	29,840	$352,112

Gaming & Lodging - 0.8%

Boyd Gaming Corp.	5,630	$246,200
Carnival Corp.	4,600	237,590
Hilton Hotels Corp.	10,190	246,598
International Game Technology	8,630	308,695
Starwood Hotels & Resorts Worldwide, Inc.	3,160	200,660
Station Casinos, Inc.	11,160	763,902

		$2,003,645

SEMIANNUAL REPORT 7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Stocks - continued

General Merchandise - 1.9%

Kohl’s Corp. (n)	21,180	$1,018,970
Wal-Mart Stores, Inc.	80,490	3,651,026

		$4,669,996

Health Maintenance Organizations - 1.6%

Health Net, Inc. (n)	42,620	$2,043,629
WellPoint, Inc. (n)	25,280	1,941,251

		$3,984,880

Insurance - 4.9%

Ace Ltd.	50,350	$2,806,006
Chubb Corp.	22,590	2,162,993
Genworth Financial, Inc., ‘‘A’’	80,130	2,549,737
MetLife, Inc.	30,600	1,533,672
St. Paul Travelers Cos., Inc.	45,430	1,952,581
XL Capital Ltd., ‘‘A’’	17,830	1,204,417

		$12,209,406

Internet - 1.2%

Google, Inc., ‘‘A’’ (n)	5,410	$1,961,774
Yahoo!, Inc. (n)	28,880	925,893

		$2,887,667

Leisure & Toys - 0.3%

Activision, Inc. (n)	24,080	$301,000
Electronic Arts, Inc. (n)	8,770	455,777

		$756,777

Machinery & Tools - 0.8%

Caterpillar, Inc.	15,310	$1,118,855
Illinois Tool Works, Inc.	10,730	921,063

		$2,039,918

Medical & Health Technology & Services - 1.0%

Allion Healthcare, Inc. (l)(n)	38,140	$631,217
Caremark Rx, Inc. (n)	40,030	1,991,493

		$2,622,710

Medical Equipment - 3.2%

Aspect Medical Systems, Inc. (l)(n)	22,520	$603,311
C.R. Bard, Inc.	24,480	1,603,195
DENTSPLY International, Inc.	32,020	1,824,820
Medtronic, Inc.	38,720	2,088,944
Millipore Corp. (n)	9,450	655,169
Zimmer Holdings, Inc. (n)	18,360	1,270,145

		$8,045,584

8 SEMIANNUAL REPORT

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Stocks - continued

Metals & Mining - 0.9%

Aber Diamond Corp. (a)	11,490	$433,490
Companhia Vale do Rio Doce, ADR	37,310	1,732,303

		$2,165,793

Natural Gas - Pipeline - 0.5%

Williams Cos., Inc.	61,700	$1,330,869

Network & Telecom - 2.5%

Corning, Inc. (n)	56,230	$1,372,574
Juniper Networks, Inc. (n)	144,640	2,659,930
NICE Systems Ltd., ADR (n)	20,500	1,067,230
Research In Motion Ltd. (n)	14,720	1,038,202

		$6,137,936

Oil Services - 1.8%

GlobalSantaFe Corp.	32,560	$1,801,870
Hercules Offshore, Inc. (l)(n)	17,430	529,872
National Oilwell Varco, Inc. (n)	14,130	860,234
Noble Corp.	10,550	779,751
Transocean, Inc. (n)	8,340	618,661

		$4,590,388

Personal Computers & Peripherals - 1.8%

EMC Corp. (n)	177,120	$2,483,222
M-Systems Flash Disk Pioneers Ltd. (l)(n)	19,970	539,190
Network Appliance, Inc. (l)(n)	40,960	1,358,234

		$4,380,646

Pharmaceuticals - 6.0%

Abbott Laboratories	45,180	$1,996,052
Allergan, Inc.	14,840	1,606,578
Eli Lilly & Co.	59,600	3,314,952
Johnson & Johnson	50,820	2,929,773
Wyeth	101,210	5,040,258

		$14,887,613

Pollution Control - 0.2%

Waste Management, Inc.	12,980	$431,715

Printing & Publishing - 0.2%

Washington Post Co., ‘‘B’’ (l)	560	$421,260

Railroad & Shipping - 1.2%

Norfolk Southern Corp.	59,060	$3,022,691

SEMIANNUAL REPORT 9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Stocks - continued

Real Estate - 0.8%

Boston Properties, Inc.	18,890	$1,599,416
HomeBanc Corp. (l)	59,400	516,780

		$2,116,196

Restaurants - 0.8%

P.F. Chang’s China Bistro, Inc. (l)(n)	41,680	$2,014,811

Specialty Chemicals - 1.0%

Praxair, Inc.	46,060	$2,486,319

Specialty Stores - 3.1%

A.C. Moore Arts & Crafts, Inc. (l)(n)	24,770	$445,860
Aeropostale, Inc. (n)	22,410	642,943
Home Depot, Inc.	59,840	2,522,256
PETsMART, Inc.	95,240	2,472,430
Urban Outfitters, Inc. (n)	25,350	712,335
Williams-Sonoma, Inc. (n)	23,320	944,227

		$7,740,051

Telecommunications - Wireless - 0.5%

Vodafone Group PLC, ADR	64,392	$1,244,053

Telephone Services - 2.3%

CenturyTel, Inc. (l)	22,480	$808,830
Sprint Nextel Corp.	176,310	4,236,729
Syniverse Holdings, Inc. (l)(n)	43,320	619,476

		$5,665,035

Tobacco - 2.0%

Altria Group, Inc.	70,230	$5,049,537

Trucking - 0.6%

CNF, Inc.	29,180	$1,464,252

Utilities - Electric Power - 3.1%

AES Corp. (n)	21,210	$366,933
CMS Energy Corp. (l)(n)	86,620	1,219,610
Constellation Energy Group, Inc.	22,910	1,345,729
Dominion Resources, Inc.	8,400	630,840
Exelon Corp.	24,710	1,411,188
NRG Energy, Inc. (n)	25,920	1,121,040
PPL Corp.	22,220	706,596
TXU Corp.	16,850	882,772

		$7,684,708

Total Stocks (Identified Cost, $226,597,673)		$247,604,802

10 SEMIANNUAL REPORT

Portfolio of Investments (unaudited) – continued
Short-Term Obligation - 0.6%

Issuer	Shares/Par	Value ($)

General Electric Capital Corp., 4.56%, due 3/01/06,
at Amortized Cost (y)	$ 1,436,000	$1,436,000

Collateral for Securities Loaned - 4.9%

Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value	12,204,828	$12,204,828

Total Investments (Identified Cost, $240,238,501) (k)		$261,245,630

Other Assets, Less Liabilities - (4.8)%		(11,962,639)

Net Assets - 100.0%		$249,282,991

(a)	SEC Rule 144A restriction.
(n)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(y)	The rate shown represents an annualized yield at time of purchase.
(k)	As of February 28, 2006, the fund had one security representing $433,490 and 0.17% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
The following abbreviation is used in the Portfolio of Investments and is defined:
ADR American Depository Receipt

See Notes to Financial Statements

SEMIANNUAL REPORT 11

FINANCIAL STATEMENTS  |  Statement of Assets and Liabilities (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities composing the total value of the fund.

At 2/28/06

Assets

Investments, at value, including $11,883,885 of securities on loan
(identified cost, $240,238,501)	$261,245,630
Cash	590
Receivable for investments sold	1,002,910
Receivable for fund shares sold	309,358
Interest and dividends receivable	327,267
Due from investment adviser	26,376
Other assets	720

Total assets		$262,912,851

Liabilities

Payable for investments purchased	$1,006,169
Payable for fund shares reacquired	249,515
Collateral for securities loaned, at value	12,204,828
Payable to affiliates
Management fee	4,496
Shareholder servicing costs	28,092
Distribution and service fees	3,883
Administrative services fee	96
Retirement plan administration and services fees	18
Payable for independent trustees’ compensation	37,853
Accrued expenses and other liabilities	94,910

Total liabilities		$13,629,860

Net assets		$249,282,991

Net assets consist of:

Paid-in capital	$219,726,193
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies	21,007,179
Accumulated net realized gain (loss) on investments and foreign
currency transactions	8,708,332
Accumulated net investment loss	(158,713)

Net assets		$249,282,991

Shares of beneficial interest outstanding		14,062,152

Class A shares

Net assets	$154,338,778
Shares outstanding	8,548,119

Net asset value per share		$18.06

Offering price per share (100/94.25 of net asset value per share)		$19.16

12 SEMIANNUAL REPORT

Statement of Assets and Liabilities (unaudited) – continued

Class B shares

Net assets	$62,384,512
Shares outstanding	3,648,301

Net asset value and offering price per share		$17.10

Class C shares

Net assets	$19,076,891
Shares outstanding	1,119,984

Net asset value and offering price per share		$17.03

Class I shares

Net assets	$4,008,110
Shares outstanding	215,942

Net asset value, offering price, and redemption price per share		$18.56

Class R shares

Net assets	$5,909,101
Shares outstanding	329,011

Net asset value, offering price, and redemption price per share		$17.96

Class R1 shares

Net assets	$177,856
Shares outstanding	10,421

Net asset value, offering price, and redemption price per share		$17.07

Class R2 shares

Net assets	$667,585
Shares outstanding	38,985

Net asset value, offering price, and redemption price per share		$17.12

Class R3 shares

Net assets	$1,229,191
Shares outstanding	68,762

Net asset value, offering price, and redemption price per share		$17.88

Class R4 shares

Net assets	$1,435,390
Shares outstanding	79,556

Net asset value, offering price, and redemption price per share		$18.04

Class R5 shares

Net assets	$55,577
Shares outstanding	3,071

Net asset value, offering price, and redemption price per share		$18.10

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

See Notes to Financial Statements

SEMIANNUAL REPORT 13

FINANCIAL STATEMENTS  |  Statement of Operations (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 2/28/06

Net investment loss

Income
Dividends	$1,761,835
Interest	71,110
Foreign taxes withheld	(4,739)

Total investment income		$1,828,206

Expenses
Management fee	$793,632
Distribution and service fees	702,239
Shareholder servicing costs	213,545
Administrative services fee	16,018
Retirement plan administration and services fees	2,359
Independent trustees’ compensation	6,125
Custodian fee	42,448
Shareholder communications	34,520
Auditing fees	25,422
Legal fees	4,881
Registration fees	102,378
Miscellaneous	19,741

Total expenses		$1,963,308

Fees paid indirectly	(10,953)
Reduction of expenses by investment adviser	(1,427)

Net expenses		$1,950,928

Net investment loss		$(122,722)

Realized and unrealized gain (loss) on investments

Realized gain (loss) (identified cost basis)
Investment transactions	$13,339,545
Foreign currency transactions	80

Net realized gain (loss) on investments and foreign
currency transactions		$13,339,625

Change in unrealized appreciation (depreciation)
Investments	$(170,121)
Translation of assets and liabilities in foreign currencies	(56)

Net unrealized gain (loss) on investments and foreign
currency translation		$(170,177)

Net realized and unrealized gain (loss) on investments and
foreign currency		$13,169,448

Change in net assets from operations		$13,046,726

See Notes to Financial Statements
14 SEMIANNUAL REPORT

FINANCIAL STATEMENTS  |  Statements of Changes in Net Assets

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended	Year ended
	2/28/06	8/31/05
	(unaudited)
Change in net assets

From operations

Net investment loss	$(122,722)	$(243,156)
Net realized gain (loss) on investments and foreign
currency transactions	13,339,625	17,758,149
Net unrealized gain (loss) on investments and foreign
currency translation	(170,177)	9,020,319

Change in net assets from operations	$13,046,726	$26,535,312

Distributions declared to shareholders

From net realized gain on investments and foreign currency
transactions
Class A	$(6,566,880)	$—
Class B	(3,172,185)	—
Class C	(835,667)	—
Class I	(151,657)	—
Class R	(292,512)	—
Class R1	(6,519)	—
Class R2	(2,469)	—
Class R3	(54,898)	—
Class R4	(2,358)	—
Class R5	(2,358)	—

Total distributions declared to shareholders	$(11,087,503)	$—

Change in net assets from fund share transactions	$6,311,250	$53,568,852

Redemption fees	$—	$2,690

Total change in net assets	$8,270,473	$80,106,854

Net assets

At beginning of period	241,012,518	160,905,664
At end of period (including accumulated net investment loss of
$158,713 and $35,991, respectively)	$249,282,991	$241,012,518

See Notes to Financial Statements

SEMIANNUAL REPORT 15

FINANCIAL STATEMENTS  | Financial Highlights

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months
	ended	Years ended 8/31
Class A	2/28/06	2005	2004	2003	2002	2001
(unaudited)
Net asset value, beginning of period	$17.88	$15.35	$13.97	$12.51	$15.15	$18.82

Income (loss) from
investment operations

Net investment income (d)	$0.01	$0.03	$0.03	$0.04	$0.00(w)	$0.02
Net realized and unrealized
gain (loss) on investments and
foreign currency	0.97	2.50	1.35	1.42	(2.38)	(3.69)

Total from investment operations	$0.98	$2.53	$1.38	$1.46	$(2.38)	$(3.67)

Less distributions declared
to shareholders

From net realized gain on
investments and foreign
currency transactions	$(0.80)	$—	$—	$—	$(0.26)	$—

Net asset value, end of period	$18.06	$17.88	$15.35	$13.97	$12.51	$15.15

Total return (%) (t)(s)(r)	5.61(n)	16.48	9.88(b)	11.67	(16.00)	(19.50)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.38(a)	1.41	1.38	1.47	1.37	1.32
Expenses after expense reductions (f)	1.38(a)	1.41	1.38	1.47	1.37	1.32
Net investment income	0.13(a)	0.17	0.22	0.29	0.03	0.12
Portfolio turnover	60	81	116	121	100	78
Net assets at end of period
(000 Omitted)	$154,339	$141,808	$67,415	$53,704	$50,366	$63,319

See Notes to Financial Statements

16 SEMIANNUAL REPORT

Financial Highlights – continued

	Six months
	ended		Years ended 8/31
Class B	2/28/06		2005	2004	2003	2002	2001
(unaudited)
Net asset value, beginning of period	$17.03		$14.71	$13.48	$12.14	$14.81	$18.52

Income (loss) from
investment operations

Net investment loss (d)	$(0.04)		$(0.08)	$(0.06)	$(0.04)	$(0.09)	$(0.09)
Net realized and unrealized gain (loss)
on investments and foreign currency	0.91		2.40	1.29	1.38	(2.32)	(3.62)

Total from investment operations	$0.87		$2.32	$1.23	$1.34	$(2.41)	$(3.71)

Less distributions declared
to shareholders

From net realized gain on investments
and foreign currency transactions	$(0.80)		$—	$—	$—	$(0.26)	$—

Net asset value, end of period	$17.10		$17.03	$14.71	$13.48	$12.14	$14.81

Total return (%) (t)(s)(r)	5.23(n)		15.77	9.12(b)	11.04	(16.57)	(20.03)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	2.03	(a)	2.06	2.02	2.12	2.02	1.97
Expenses after expense reductions (f)	2.03	(a)	2.06	2.02	2.12	2.02	1.97
Net investment loss	(0.52)	(a)	(0.47)	(0.43)	(0.36)	(0.62)	(0.53)
Portfolio turnover	60		81	116	121	100	78
Net assets at end of period
(000 Omitted)	$62,385		$71,088	$73,395	$75,007	$73,146	$91,455

See Notes to Financial Statements

SEMIANNUAL REPORT 17

Financial Highlights – continued

	Six months
	ended		Years ended 8/31
Class C	2/28/06		2005	2004		2003	2002	2001
(unaudited)
Net asset value, beginning of period	$16.97		$14.66	$13.43		$12.10	$14.76	$18.46

Income (loss) from
investment operations

Net investment loss (d)	$(0.04)		$(0.08)	$(0.06)		$(0.04)	$(0.09)	$(0.09)
Net realized and unrealized gain (loss)
on investments and foreign currency	0.90		2.39	1.29		1.37	(2.31)	(3.61)

Total from investment operations	$0.86		$2.31	$1.23		$1.33	$(2.40)	$(3.70)

Less distributions declared
to shareholders

From net realized gain on investments
and foreign currency transactions	$(0.80)		$—	$—		$—	$(0.26)	$—

Net asset value, end of period	$17.03		$16.97	$14.66		$13.43	$12.10	$14.76

Total return (%) (t)(s)(r)	5.19	(n)	15.76	9.16	(b)	10.99	(16.56)	(20.04)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	2.03	(a)	2.06	2.02		2.12	2.02	1.97
Expenses after expense reductions (f)	2.03	(a)	2.06	2.02		2.12	2.02	1.97
Net investment loss	(0.53)	(a)	(0.48)	(0.43)		(0.35)	(0.62)	(0.52)
Portfolio turnover	60		81	116		121	100	78
Net assets at end of period
(000 Omitted)	$19,077		$17,898	$15,990		$15,325	$17,521	$22,081

See Notes to Financial Statements

18 SEMIANNUAL REPORT

Financial Highlights – continued

	Six months
	ended		Years ended 8/31
Class I	2/28/06		2005	2004		2003	2002	2001
(unaudited)
Net asset value, beginning of period	$18.33		$15.68	$14.22		$12.69	$15.31	$18.95

Income (loss) from
investment operations

Net investment income (d)	$0.04		$0.09	$0.09		$0.08	$0.06	$0.08
Net realized and unrealized gain (loss)
on investments and foreign currency	0.99		2.56	1.37		1.45	(2.42)	(3.72)

Total from investment operations	$1.03		$2.65	$1.46		$1.53	$(2.36)	$(3.64)

Less distributions declared
to shareholders

From net realized gain on investments
and foreign currency transactions	$(0.80)		$—	$—		$—	$(0.26)	$—

Net asset value, end of period	$18.56		$18.33	$15.68		$14.22	$12.69	$15.31

Total return (%) (s)(r)	5.75	(n)	16.90	10.27	(b)	12.06	(15.70)	(19.21)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.04	(a)	1.09	1.03		1.12	1.02	0.97
Expenses after expense reductions (f)	1.04	(a)	1.09	1.03		1.12	1.02	0.97
Net investment income	0.47	(a)	0.51	0.56		0.65	0.38	0.47
Portfolio turnover	60		81	116		121	100	78
Net assets at end of period
(000 Omitted)	$4,008		$3,170	$460		$398	$428	$486

See Notes to Financial Statements
SEMIANNUAL REPORT 19

Financial Highlights – continued

	Six months
	ended		Years ended 8/31
Class R	2/28/06		2005		2004		2003(i)
	(unaudited)
Net asset value, beginning of period	$17.80		$15.31		$13.96		$11.98

Income (loss) from investment operations

Net investment income (loss) (d)	$(0.00)	(w)	$0.00	(w)	$0.02		$(0.00)	(w)
Net realized and unrealized gain on investments
and foreign currency	0.96		2.49		1.33		1.98(g)

Total from investment operations	$0.96		$2.49		$1.35		$1.98

Less distributions declared to shareholders

From net realized gain on investments and
foreign transactions	$(0.80)		$—		$—		$—

Net asset value, end of period	$17.96		$17.80		$15.31		$13.96

Total return (%) (s)(r)	5.52	(n)	16.26		9.67	(b)	16.53	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.53	(a)	1.56		1.49		1.74	(a)
Expenses after expense reductions (f)	1.53	(a)	1.56		1.49		1.74	(a)
Net investment income (loss)	(0.02)	(a)	0.03		0.13		(0.04)	(a)
Portfolio turnover	60		81		116		121
Net assets at end of period (000 Omitted)	$5,909		$5,888		$3,030		$17

See Notes to Financial Statements

20 SEMIANNUAL REPORT

Financial Highlights – continued

	Six months		Year
	ended		ended
Class R1	2/28/06		8/31/05(i)
	(unaudited)
Net asset value, beginning of period	$17.01		$16.25

Income (loss) from investment operations

Net investment loss (d)	$(0.06)		$(0.04)
Net realized and unrealized gain on investments and foreign currency	0.92		0.80	(g)

Total from investment operations	$0.86		$0.76

Less distributions declared to shareholders

From net realized gain on investments and foreign currency transactions	$(0.80)		$—

Net asset value, end of period	$17.07		$17.01

Total return (%) (s)(r)	5.18	(n)	4.68	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	2.26	(a)	2.23	(a)
Expenses after expense reductions (f)	2.17	(a)	2.23	(a)
Net investment loss	(0.67)	(a)	(0.63)	(a)
Portfolio turnover	60		81
Net assets at end of period (000 Omitted)	$178		$55

	Six months		Year
	ended		ended
Class R2	2/28/06		8/31/05(i)
	(unaudited)
Net asset value, beginning of period	$17.03		$16.25

Income (loss) from investment operations

Net investment loss (d)	$(0.06)		$(0.02)
Net realized and unrealized gain on investments and foreign currency	0.95		0.80	(g)

Total from investment operations	$0.89		$0.78

Less distributions declared to shareholders

From net realized gain on investments and foreign currency transactions	$(0.80)		$—

Net asset value, end of period	$17.12		$17.03

Total return (%) (s)(r)	5.35	(n)	4.80	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.94	(a)	1.93	(a)
Expenses after expense reductions (f)	1.80	(a)	1.93	(a)
Net investment loss	(0.65)	(a)	(0.33)	(a)
Portfolio turnover	60		81
Net assets at end of period (000 Omitted)	$668		$52

See Notes to Financial Statements

	SEMIANNUAL REPORT 21

Financial Highlights – continued

	Six months
	ended		Years ended 8/31
Class R3	2/28/06		2005	2004(i)
	(unaudited)
Net asset value, beginning of period	$17.74		$15.29	$14.57

Income (loss) from investment operations

Net investment income (loss) (d)	$(0.02)		$(0.04)	$0.03
Net realized and unrealized gain on investments and
foreign currency	0.96		2.49	0.69	(g)

Total from investment operations	$0.94		$2.45	$0.72

Less distributions declared to shareholders

From net realized gain on investments and foreign
currency transactions	$(0.80)		$—	$—

Net asset value, end of period	$17.88		$17.74	$15.29

Total return (%) (s)(r)	5.42	(n)	16.02	4.94	(b)(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.79	(a)	1.81	1.80	(a)
Expenses after expense reductions (f)	1.70	(a)	1.81	1.80	(a)
Net investment income (loss)	(0.18)	(a)	(0.22)	0.27	(a)
Portfolio turnover	60		81	116
Net assets at end of period (000 Omitted)	$1,229		$948	$616

	Six months		Year
	ended		ended
Class R4	2/28/06		8/31/05(i)
	(unaudited)
Net asset value, beginning of period	$17.88		$17.02

Income (loss) from investment operations

Net investment income (loss) (d)	$(0.04)		$0.01
Net realized and unrealized gain on investments and foreign currency	1.00		0.85	(g)

Total from investment operations	$0.96		$0.86

Less distributions declared to shareholders

From net realized gain on investments and foreign currency transactions	$(0.80)		$—

Net asset value, end of period	$18.04		$17.88

Total return (%) (s)(r)	5.49	(n)	5.05	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.44	(a)	1.43	(a)
Expenses after expense reductions (f)	1.44	(a)	1.43	(a)
Net investment income (loss)	(0.58)	(a)	0.17	(a)
Portfolio turnover	60		81
Net assets at end of period (000 Omitted)	$1,435		$53

See Notes to Financial Statements

22 SEMIANNUAL REPORT

Financial Highlights – continued

	Six months		Year
	ended		ended
Class R5	2/28/06		8/31/05(i)
	(unaudited)
Net asset value, beginning of period	$17.90		$17.02

Income (loss) from investment operations

Net investment income (d)	$0.03		$0.03
Net realized and unrealized gain on investments and foreign currency	0.97		0.85	(g)

Total from investment operations	$1.00		$0.88

Less distributions declared to shareholders

From net realized gain on investments and foreign currency transactions	$(0.80)		$—

Net asset value, end of period	$18.10		$17.90

Total return (%) (s)(r)	5.72	(n)	5.17	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.14	(a)	1.13	(a)
Expenses after expense reductions (f)	1.14	(a)	1.13	(a)
Net investment income	0.37	(a)	0.47	(a)
Portfolio turnover	60		81
Net assets at end of period (000 Omitted)	$56		$53

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(i)	For the period from the class’ inception, December 31, 2002 (Class R), October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(r)	Certain expenses have been reduced without which performance would have been lower.
(a)	Annualized.
(n)	Not annualized.
(w)	Per share amount was less than $0.01.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(t)	Total returns do not include any applicable sales charges.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

                                                                                                                                                                                                                     SEMIANNUAL REPORT 23

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) Business and Organization

MFS Core Equity Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the fund’s valuation time that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund’s valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

24 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (‘‘State Street’’), as lending agent, may loan the securities of the fund to certain qualified institutions (the ‘‘Borrowers’’) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Short Term Fees – For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer

SEMIANNUAL REPORT 25

Notes to Financial Statements (unaudited) – continued

charges a redemption fee. See the fund’s prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

Fees Paid Indirectly – The fund’s custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended February 28, 2006, the fund’s custodian fees were reduced by $5,972 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended February 28, 2006, the fund’s custodian expenses were reduced by $4,981 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective January 1, 2006, the commission recapture agreement was terminated.

Tax Matters and Distributions – The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or

26 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

classification of income for financial statement and tax purposes. Book/tax differences primarily relate to net operating losses, foreign currency transactions, real estate investment trusts, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared during the current period will be determined at fiscal year end. The fund declared no distributions for the years ended August 31, 2005 and August 31, 2004.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of February 28, 2006
Cost of investments(1)	$240,603,183

Gross appreciation	$27,301,288
Gross depreciation	(6,658,841)

Net unrealized appreciation (depreciation)	$20,642,447
As of August 31, 2005
Undistributed long-term capital gain	$6,815,148
Other temporary differences	(35,885)
Net unrealized appreciation (depreciation)	20,818,312

(1)	Aggregate cost includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	0.65%
Average daily net assets in excess of $500 million	0.55%

The management fee incurred for the six months ended February 28, 2006 was equivalent to an annual effective rate of 0.65% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $10,849 for the six months ended February 28, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

SEMIANNUAL REPORT 27

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
			Total	Annual	Distribution
	Distribution	Service	Distribution	Effective	and Service
	Fee Rate	Fee Rate	Plan(1)	Rate(2)	Fee
Class A	0.10%	0.25%	0.35%	0.35%	$258,675
Class B	0.75%	0.25%	1.00%	1.00%	332,149
Class C	0.75%	0.25%	1.00%	1.00%	91,311
Class R	0.25%	0.25%	0.50%	0.50%	15,918
Class R1	0.50%	0.25%	0.75%	0.75%	430
Class R2	0.25%	0.25%	0.50%	0.50%	581
Class R3	0.25%	0.25%	0.50%	0.50%	2,889
Class R4	—	0.25%	0.25%	0.25%	286

Total Distribution and Service Fees					$702,239

(1)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(2)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2006 based on each class’ average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2006, were as follows:

Amount
Class A	$909
Class B	$62,823
Class C	$530

Shareholder Servicing Agent – The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2006, the fee was $118,677, which equated to 0.0972% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended February 28, 2006, these costs amounted to $60,435.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain

28 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund’s annual fixed amount is $10,000.

The administrative services fee incurred for the six months ended February 28, 2006 was equivalent to an annual effective rate of 0.0131% of the fund’s average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended February 28, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class’ average daily net assets:

		Annual
		Effective	Total
	Fee Rate	Rate(1)	Amount
Class R1	0.45%	0.36%	$258
Class R2	0.40%	0.26%	462
Class R3	0.25%	0.16%	1,441
Class R4	0.15%	0.15%	171
Class R5	0.10%	0.10%	27

Total Retirement Plan Administration and Services Fees			$2,359

(1)	Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2007. For the six months ended February 28, 2006, this waiver amounted to $713 and is reflected as a reduction of total expenses in the Statement of Operations.

Trustees’ and Officers’ Compensation – The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $1,473. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in a net decrease of $223. Both amounts are included in Independent trustees’ compensation for the six months ended February 28, 2006. The deferred liability for retirement benefits payable to

SEMIANNUAL REPORT 29

Notes to Financial Statements (unaudited) – continued

retired Trustees and certain current Trustees amounted to $13,823 and $21,949, respectively, at February 28, 2006, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended February 28, 2006, the fee paid to Tarantino LLC was $952. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $714, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $146,450,557 and $149,538,842, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/06		Year ended 8/31/05(i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,360,286	$24,464,328	5,204,906	$90,048,226
Class B	625,403	10,782,687	1,321,624	21,946,642
Class C	164,514	2,804,594	338,243	5,567,632
Class I	47,086	867,790	164,757	2,901,520
Class R	93,395	1,669,619	252,058	4,402,599
Class R1	6,814	116,657	3,214	52,371
Class R2	35,983	616,591	3,077	50,000
Class R3	21,911	388,807	22,723	393,385
Class R4	153,722	2,783,474	2,938	50,000
Class R5	—	—	2,938	50,000

	2,509,114	$44,494,547	7,316,478	$125,462,375

30 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/06		Year ended 8/31/05(i)
	Shares	Amount	Shares	Amount
Shares issued to shareholders in
reinvestment of distributions
Class A	355,190	$6,254,889	—	$—
Class B	171,176	2,860,358	—	—
Class C	42,450	706,372	—	—
Class I	6,859	124,080	—	—
Class R	16,688	292,512	—	—
Class R1	395	6,519	—	—
Class R2	148	2,469	—	—
Class R3	3,146	54,898	—	—
Class R4	134	2,358	—	—
Class R5	133	2,358	—	—

	596,319	$10,306,813	—	$—
Shares reacquired
Class A	(1,097,659)	$(19,776,354)	(1,666,274)	$(28,481,139)
Class B	(1,322,651)	(22,525,550)	(2,135,925)	(34,776,369)
Class C	(141,889)	(2,410,032)	(374,082)	(6,036,198)
Class I	(10,972)	(202,247)	(21,124)	(370,848)
Class R	(111,776)	(2,000,590)	(119,291)	(2,072,962)
Class R1	(2)	(45)	—	—
Class R2	(223)	(3,795)	—	—
Class R3	(9,749)	(172,305)	(9,547)	(156,007)
Class R4	(77,238)	(1,399,192)	—	—
Class R5	—	—	—	—

	(2,772,159)	$(48,490,110)	(4,326,243)	$(71,893,523)
Net change
Class A	617,817	$10,942,863	3,538,632	$61,567,087
Class B	(526,072)	(8,882,505)	(814,301)	(12,829,727)
Class C	65,075	1,100,934	(35,839)	(468,566)
Class I	42,973	789,623	143,633	2,530,672
Class R	(1,693)	(38,459)	132,767	2,329,637
Class R1	7,207	123,131	3,214	52,371
Class R2	35,908	615,265	3,077	50,000
Class R3	15,308	271,400	13,176	237,378
Class R4	76,618	1,386,640	2,938	50,000
Class R5	133	2,358	2,938	50,000

	333,274	$6,311,250	2,990,235	$53,568,852

(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.

SEMIANNUAL REPORT 31

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35% . In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended February 28, 2006 was $1,369, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the six months ended February 28, 2006.

32 SEMIANNUAL REPORT

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under ‘‘Select a fund’’ on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q may be reviewed and copied at the:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

SEMIANNUAL REPORT 33

LETTER FROM THE CEO

Dear Shareholders,

It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you’re working with a seasoned investment professional who has experience to guide you through difficult times. At MFS®, we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals – be it a college education, a comfortable retirement, or a secure family legacy – is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes – including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer – through both up and down economic cycles.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer
MFS Investment Management®
April 17, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

SEMIANNUAL REPORT 1

PORTFOLIO COMPOSITION

Top 10 holdings
Samsung Electronics Co. Ltd.	3.9%

Adobe Systems, Inc.	3.9%

Gilead Sciences, Inc.	3.7%

Allergan, Inc.	3.3%

Electronic Arts, Inc.	3.0%

QUALCOMM, Inc.	3.0%

National Oilwell Varco, Inc.	2.7%

Noble Corp.	2.6%

Juniper Networks, Inc.	2.5%

Google, Inc.	2.5%

Equity market sectors
Technology	28.2%

Health Care	23.0%

Leisure	10.1%

Special Products & Services	9.0%

Financial Services	8.3%

Energy	6.2%

Utilities & Communications	3.5%

Retailing	2.9%

Autos & Housing	2.1%

Consumer Staples	1.5%

Transportation	1.1%

Basic Materials	1.1%

Percentages are based on net assets as of 2/28/06.

The portfolio is actively managed, and current holdings may be different.

2 SEMIANNUAL REPORT

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period, September 1, 2005 through February 28, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2005 through February 28, 2006.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMIANNUAL REPORT 3

Expense Table – continued

					Expenses
		Annualized	Beginning	Ending	Paid During
		Expense	Account Value	Account Value	Period (p)
	Share Class	Ratio	9/01/05	2/28/06	9/01/05-2/28/06

A	Actual	1.28%	$1,000.00	$1,051.20	$6.51

	Hypothetical (h)	1.28%	$1,000.00	$1,018.45	$6.41

B	Actual	1.93%	$1,000.00	$1,048.10	$9.80

	Hypothetical (h)	1.93%	$1,000.00	$1,015.22	$9.64

C	Actual	1.93%	$1,000.00	$1,047.40	$9.80

	Hypothetical (h)	1.93%	$1,000.00	$1,015.22	$9.64

I	Actual	0.94%	$1,000.00	$1,053.10	$4.79

	Hypothetical (h)	0.94%	$1,000.00	$1,020.13	$4.71

R	Actual	1.43%	$1,000.00	$1,050.90	$7.27

	Hypothetical (h)	1.43%	$1,000.00	$1,017.70	$7.15

R1	Actual	2.05%	$1,000.00	$1,047.00	$10.40

	Hypothetical (h)	2.05%	$1,000.00	$1,014.63	$10.24

R2	Actual	1.71%	$1,000.00	$1,049.20	$8.69

	Hypothetical (h)	1.71%	$1,000.00	$1,016.31	$8.55

R3	Actual	1.60%	$1,000.00	$1,049.50	$8.13

	Hypothetical (h)	1.60%	$1,000.00	$1,016.86	$8.00

R4	Actual	1.34%	$1,000.00	$1,051.20	$6.82

	Hypothetical (h)	1.34%	$1,000.00	$1,018.15	$6.71

	Actual	1.04%	$1,000.00	$1,052.20	$5.29

	R5
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21

529A	Actual	1.54%	$1,000.00	$1,049.90	$7.83

	Hypothetical (h)	1.54%	$1,000.00	$1,017.16	$7.70

529B	Actual	2.19%	$1,000.00	$1,046.70	$11.11

	Hypothetical (h)	2.19%	$1,000.00	$1,013.93	$10.94

529C	Actual	2.19%	$1,000.00	$1,046.10	$11.11

	Hypothetical (h)	2.19%	$1,000.00	$1,013.93	$10.94

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

Effective October 1, 2005 the fund’s Class R1, Class R2, and Class R3 retirement plan administration and services fee was reduced (as described in Note 3 of the Notes to the Financial Statements). Had this fee reduction been in effect throughout the entire six month period, the annualized expense ratio would have been 2.03%, 1.69%, and 1.58% for Class R1, Class R2, and Class R3, respectively, and the actual expenses paid during the period would have been approximately $10.30, $8.59 and $8.03 for Class R1, Class R2, and Class R3, respectively.

4 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (unaudited) – 2/28/06
The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.
Stocks - 97.0%

Issuer	Shares/Par	Value ($)

Automotive - 2.1%

Harman International Industries, Inc. (l)	317,900	$35,080,265

Banks & Credit Companies - 1.1%

SLM Corp.	329,400	$18,581,454

Biotechnology - 7.8%

Celgene Corp. (n)	778,400	$29,579,200
Genentech, Inc. (n)	145,900	12,502,171
Genzyme Corp. (n)	358,980	24,891,673
Gilead Sciences, Inc. (n)	980,860	61,078,152

		$128,051,196

Broadcast & Cable TV - 2.2%

Grupo Televisa S.A., ADR	452,260	$35,484,320

Brokerage & Asset Managers - 7.2%

Charles Schwab Corp.	1,097,700	$17,793,717
Chicago Mercantile Exchange Holdings, Inc.	57,000	24,259,200
Franklin Resources, Inc.	262,300	26,932,964
Goldman Sachs Group, Inc.	127,200	17,972,088
Legg Mason, Inc. (l)	237,700	31,041,243

		$117,999,212

Business Services - 7.3%

Amdocs Ltd. (n)	740,290	$24,518,405
Cognizant Technology Solutions Corp., ‘‘A’’ (n)	326,200	18,792,382
First Data Corp.	596,000	26,897,480
Getty Images, Inc. (n)	360,030	29,173,231
Monster Worldwide, Inc. (l)(n)	421,500	20,636,640

		$120,018,138

Computer Software - 3.9%

Adobe Systems, Inc.	1,641,516	$63,395,348

Computer Software - Systems - 0.9%

Apple Computer, Inc. (n)	206,800	$14,174,072

Consumer Goods & Services - 1.7%

eBay, Inc. (n)	718,400	$28,779,104

	SEMIANNUAL REPORT 5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Stocks - continued

Electronics - 7.7%

Intel Corp.	773,900	$15,942,340
Marvell Technology Group Ltd. (n)	457,100	27,983,662
Samsung Electronics Co. Ltd., GDR	181,520	64,212,700
SanDisk Corp. (n)	297,200	17,933,048

		$126,071,750

Food & Drug Stores - 1.1%

Walgreen Co. (l)	391,700	$17,571,662

Food & Non-Alcoholic Beverages - 1.5%

PepsiCo, Inc.	420,210	$24,838,613

Gaming & Lodging - 2.3%

International Game Technology	622,300	$22,259,671
Las Vegas Sands Corp. (l)(n)	305,500	16,298,425

		$38,558,096

Health Maintenance Organizations - 2.5%

UnitedHealth Group, Inc.	275,900	$16,065,657
WellPoint, Inc. (n)	319,800	24,557,442

		$40,623,099

Internet - 4.5%

Google, Inc., ‘‘A’’ (n)	111,300	$40,359,606
Yahoo!, Inc. (l)(n)	1,038,400	33,291,104

		$73,650,710

Leisure & Toys - 3.7%

Activision, Inc. (n)	952,800	$11,910,000
Electronic Arts, Inc. (n)	954,930	49,627,712

		$61,537,712

Medical Equipment - 6.0%

Advanced Medical Optics, Inc. (l)(n)	477,340	$21,232,083
Cytyc Corp. (n)	1,143,600	32,969,988
Millipore Corp. (n)	301,700	20,916,861
St. Jude Medical, Inc. (n)	527,250	24,042,600

		$99,161,532

Metals & Mining - 1.1%

BHP Billiton Ltd., ADR (l)	495,500	$17,882,595

Network & Telecom - 9.5%

Corning, Inc. (n)	1,205,810	$29,433,822
Juniper Networks, Inc. (n)	2,256,000	41,487,840
Nokia Corp., ADR	1,900,900	35,318,722
QUALCOMM, Inc.	1,047,000	49,428,870

		$155,669,254

6 SEMIANNUAL REPORT

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Stocks - continued

Oil Services - 6.2%

GlobalSantaFe Corp.	282,000	$15,605,880
National Oilwell Varco, Inc. (n)	716,700	43,632,696
Noble Corp.	569,300	42,076,963

		$101,315,539

Personal Computers & Peripherals - 1.7%

EMC Corp. (n)	1,957,470	$27,443,729

Pharmaceuticals - 6.7%

Allergan, Inc. (l)	498,900	$54,010,914
Roche Holding AG (l)	262,180	38,806,643
Teva Pharmaceutical Industries Ltd., ADR	405,400	17,022,746

		$109,840,303

Restaurants - 1.9%

Starbucks Corp. (n)	853,100	$30,984,592

Specialty Stores - 1.8%

Best Buy Co., Inc.	535,100	$28,820,486

Telecommunications - Wireless - 1.5%

America Movil S.A. de C.V., ‘‘L’’, ADR	704,900	$24,481,177

Telephone Services - 2.0%

American Tower Corp., ‘‘A’’ (n)	1,038,000	$33,039,540

Trucking - 1.1%

FedEx Corp.	169,600	$18,187,904

Total Stocks (Identified Cost, $1,487,039,155)		$1,591,241,402

Convertible Bonds - 0%

Electronics - 0%

Candescent Technologies Corp., 8%, 2003 (a)(d)	$10,000,000	$0

Total Convertible Bonds (Identified Cost, $—)		$0

Short-Term Obligations - 3.2%

General Electric Capital Corp., 4.56%, due 3/01/06, at
Amortized Cost and Value (y)	$51,981,000	$51,981,000

	SEMIANNUAL REPORT 7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Collateral for Securities Loaned - 6.2%

Navigator Securities Lending Prime Portfolio, at Cost and Net
Asset Value	102,340,179	$102,340,179

Total Investments (Identified Cost, $1,641,360,334) (k)		$1,745,562,581

Other Assets, Less Liabilities - (6.4)%		(105,602,419)

Net Assets - 100.0%		$1,639,960,162

(k)	As of February 28, 2006 the fund had one security that was fair valued, aggregating $0 and
	0.0% of net assets in accordance with the policies adopted by the Board of Trustees.
(n) Non-income producing security.
(l) All or a portion of this security is on loan.
(a) SEC Rule 144A restriction.
(y) The rate shown represents an annualized yield at time of purchase.
(d) Non-income producing security - in default.
The following abbreviations are used in the Portfolio of Investments and are defined:
ADR American Depository Receipt
GDR Global Depository Receipt
See Notes to Financial Statements

8 SEMIANNUAL REPORT

FINANCIAL STATEMENTS | Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities composing the total value of the fund.
At 2/28/06
Assets

Investments, at value, including $99,079,505 of securities on
loan (identified cost, $1,641,360,334)	$1,745,562,581
Cash	372
Receivable for investments sold	4,252,962
Receivable for fund shares sold	1,991,665
Interest and dividends receivable	259,302
Other assets	7,566

Total assets		$1,752,074,448

Liabilities

Payable for investments purchased	$6,836,437
Payable for fund shares reacquired	2,264,937
Collateral for securities loaned, at value	102,340,179
Payable to affiliates
Management fee	29,629
Shareholder servicing costs	237,280
Distribution and service fees	16,264
Administrative services fee	418
Program manager fees	7
Retirement plan administration and service fees	9
Payable for independent trustees’ compensation	68,565
Accrued expenses and other liabilities	320,561

Total liabilities		$112,114,286

Net assets		$1,639,960,162

Net assets consist of:

Paid-in capital	$2,922,978,597
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies	104,202,247
Accumulated net realized gain (loss) on investments and
foreign currency transactions	(1,379,732,509)
Accumulated net investment loss	(7,488,173)

Net assets		$1,639,960,162

Shares of beneficial interest outstanding		83,292,457

	SEMIANNUAL REPORT 9

Statement of Assets and Liabilities (unaudited) – continued
Class A shares

Net assets	$482,083,299
Shares outstanding	24,451,417

Net asset value per share		$19.72

Offering price per share (100/94.25 x net asset value per share)		$20.92

Class B shares

Net assets	$331,730,155
Shares outstanding	17,703,180

Net asset value and offering price per share		$18.74

Class C shares

Net assets	$80,637,214
Shares outstanding	4,295,132

Net asset value and offering price per share		$18.77

Class I shares

Net assets	$739,049,614
Shares outstanding	36,510,561

Net asset value, offering price, and redemption price
per share		$20.24

Class R shares

Net assets	$3,731,960
Shares outstanding	190,144

Net asset value, offering price, and redemption price
per share		$19.63

Class R1 shares

Net assets	$217,245
Shares outstanding	11,609

Net asset value, offering price, and redemption price
per share		$18.71

Class R2 shares

Net assets	$352,704
Shares outstanding	18,792

Net asset value, offering price, and redemption price
per share		$18.77

Class R3 shares

Net assets	$998,762
Shares outstanding	51,163

Net asset value, offering price, and redemption price
per share		$19.52

10 SEMIANNUAL REPORT

Statement of Assets and Liabilities (unaudited) – continued
Class R4 shares

Net assets	$54,804
Shares outstanding	2,781

Net asset value, offering price, and redemption price
per share		$19.71

Class R5 shares

Net assets	$54,955
Shares outstanding	2,780

Net asset value, offering price, and redemption price
per share		$19.76

Class 529A shares

Net assets	$577,174
Shares outstanding	29,506

Net asset value per share		$19.56

Offering price per share (100/94.25 x net asset value per share)		$20.75

Class 529B shares

Net assets	$164,392
Shares outstanding	8,843

Net asset value and offering price per share		$18.59

Class 529C shares

Net assets	$307,884
Shares outstanding	16,549

Net asset value and offering price per share		$18.60

Shares outstanding are rounded for presentation purposes.
On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B and
Class 529C shares.
See Notes to Financial Statements

SEMIANNUAL REPORT 11

FINANCIAL STATEMENTS | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/06
Net investment loss

Income
Dividends	$3,821,600
Interest	776,259
Foreign taxes withheld	(19,075)

Total investment income		$4,578,784

Expenses
Management fee	$6,093,344
Distribution and service fees	3,103,823
Program manager fees	1,259
Shareholder servicing costs	1,618,651
Administrative services fee	78,632
Retirement plan administration and services fees	2,318
Independent trustees’ compensation	28,457
Custodian fee	208,044
Shareholder communications	198,354
Auditing fees	11,680
Legal fees	12,464
Miscellaneous	150,267

Total expenses		$11,507,293

Fees paid indirectly	(68,847)
Reduction of expenses by investment adviser	(817,967)

Net expenses		$10,620,479

Net investment loss		$(6,041,695)

Realized and unrealized gain (loss) on investments

Realized gain (loss) (identified cost basis)
Investment transactions	$14,684,738
Foreign currency transactions	2,771

Net realized gain (loss) on investments and foreign
currency transactions		$14,687,509

Change in unrealized appreciation (depreciation) on investments		$73,022,174

Net realized and unrealized gain (loss) on investments and
foreign currency		$87,709,683

Change in net assets from operations		$81,667,988

See Notes to Financial Statements

12 SEMIANNUAL REPORT

FINANCIAL STATEMENTS | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/06	8/31/05
	(unaudited)
Change in net assets

From operations

Net investment loss	$(6,041,695)	$(923,238)
Net realized gain (loss) on investments and foreign
currency transactions	14,687,509	62,251,745
Net unrealized gain (loss) on investments and foreign
currency translation	73,022,174	125,826,686

Change in net assets from operations	$81,667,988	$187,155,193

Change in net assets from fund share transactions	$(70,261,902)	$(77,169,494)

Redemption fees	$—	$755

Total change in net assets	$11,406,086	$109,986,454

Net assets

At beginning of period	1,628,554,076	1,518,567,622
At end of period (including accumulated net investment
loss of $7,488,173 and $1,446,478, respectively)	$1,639,960,162	$1,628,554,076

See Notes to Financial Statements

	SEMIANNUAL REPORT 13

FINANCIAL STATEMENTS | Financial Highlights
The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Six months
	ended		Years ended 8/31
Class A	2/28/06		2005	2004		2003		2002	2001
(unaudited)
Net asset value, beginning of
period	$18.76		$16.62	$16.57		$14.03		$19.22	$39.19

Income (loss) from
investment operations

Net investment income (loss) (d)	$(0.07)		$0.01	$(0.08)		$(0.07)		$(0.13)	$(0.17)
Net realized and unrealized
gain (loss) on investments and
foreign currency	1.03		2.13	0.13		2.61		(4.97)	(15.53)

Total from investment operations	$0.96		$2.14	$0.05		$2.54		$(5.10)	$(15.70)

Less distributions declared
to shareholders

From net realized gain on
investments and foreign
currency transactions	$—		$—	$—		$—		$(0.09)	$(4.27)

Net asset value, end of period	$19.72		$18.76	$16.62		$16.57		$14.03	$19.22

Total return (%) (t)(s)(r)	5.12	(n)	12.88	0.30	(b)	18.10	(j)	(26.70)	(42.93)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f) 1.38(a)			1.38	1.37		1.41		1.45	1.37
Expenses after expense reductions (f) 1.28(a)			1.28	1.32		1.41		1.45	1.37
Net investment income (loss)	(0.71)	(a)	0.05	(0.46)		(0.46)		(0.74)	(0.67)
Portfolio turnover	100		69	80		72		116	104
Net assets at end of period
(000 Omitted)	$482,083		$518,618	$563,761		$673,767		$731,283	$984,529

See Notes to Financial Statements

14 SEMIANNUAL REPORT

Financial Highlights – continued
Six months
	ended		Years ended 8/31
Class B	2/28/06		2005	2004		2003		2002	2001
(unaudited)
Net asset value, beginning of
period	$17.88		$15.95	$16.00		$13.65		$18.80	$38.45

Income (loss) from
investment operations

Net investment loss (d)	$(0.12)		$(0.10)	$(0.19)		$(0.16)		$(0.24)	$(0.33)
Net realized and unrealized
gain (loss) on investments and
foreign currency	0.98		2.03	0.14		2.51		(4.82)	(15.23)

Total from investment operations	$0.86		$1.93	$(0.05)		$2.35		$(5.06)	$(15.56)

Less distributions declared
to shareholders

From net realized gain on
investments and foreign
currency transactions	$—		$—	$—		$—		$(0.09)	$(4.09)

Net asset value, end of period	$18.74		$17.88	$15.95		$16.00		$13.65	$18.80

Total return (%) (t)(s)(r)	4.81	(n)	12.10	(0.31)	(b)	17.22	(j)	(27.08)	(43.32)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	2.03	(a)	2.02	2.02		2.06		2.10	2.02
Expenses after expense reductions (f)	1.93	(a)	1.92	1.97		2.06		2.10	2.02
Net investment loss	(1.36)	(a)	(0.60)	(1.10)		(1.12)		(1.39)	(1.32)
Portfolio turnover	100		69	80		72		116	104
Net assets at end of period
(000 Omitted)	$331,730		$381,085	$427,364		$505,090		$490,326	$820,848

See Notes to Financial Statements

						SEMIANNUAL REPORT 15

Financial Highlights – continued
Six months
	ended		Years ended 8/31
Class C	2/28/06		2005	2004		2003		2002	2001
(unaudited)
Net asset value, beginning of
period	$17.92		$15.98	$16.03		$13.67		$18.84	$38.54

Income (loss) from
investment operations

Net investment loss (d)	$(0.12)		$(0.10)	$(0.19)		$(0.16)		$(0.24)	$(0.34)
Net realized and unrealized
gain (loss) on investments and
foreign currency	0.97		2.04	0.14		2.52		(4.84)	(15.25)

Total from investment operations	$0.85		$1.94	$(0.05)		$2.36		$(5.08)	$(15.59)

Less distributions declared
to shareholders

From net realized gain on
investments and foreign currency
transactions	$—		$—	$—		$—		$(0.09)	$(4.11)

Net asset value, end of period	$18.77		$17.92	$15.98		$16.03		$13.67	$18.84

Total return (%) (t)(s)(r)	4.74	(n)	12.14	(0.31)	(b)	17.26	(j)	(27.13)	(43.29)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f) 2.03(a)			2.02	2.02		2.06		2.10	2.02
Expenses after expense reductions (f)	1.93	(a)	1.92	1.97		2.06		2.10	2.02
Net investment loss	(1.36)	(a)	(0.58)	(1.10)		(1.12)		(1.39)	(1.32)
Portfolio turnover	100		69	80		72		116	104
Net assets at end of period
(000 Omitted)	$80,637		$89,290	$114,023		$141,307		$148,930	$270,903

See Notes to Financial Statements

16 SEMIANNUAL REPORT

Financial Highlights – continued
Six months
	ended		Years ended 8/31
Class I	2/28/06		2005	2004		2003		2002	2001
(unaudited)
Net asset value, beginning of
period	$19.22		$16.97	$16.86		$14.24		$19.41	$39.53

Income (loss) from
investment operations

Net investment income (loss) (d)	$(0.04)		$0.07	$(0.01)		$(0.01)		$(0.07)	$(0.08)
Net realized and unrealized gain
(loss) on investments and foreign
currency	1.06		2.18	0.12		2.63		(5.01)	(15.68)

Total from investment operations	$1.02		$2.25	$0.11		$2.62		$(5.08)	$(15.76)

Less distributions declared
to shareholders

From net realized gain on
investments and foreign currency
transactions	$—		$—	$—		$—		$(0.09)	$(4.36)

Net asset value, end of period	$20.24		$19.22	$16.97		$16.86		$14.24	$19.41

Total return (%) (s)(r)	5.31	(n)	13.26	0.65	(b)	18.40	(j)	(26.37)	(42.73)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.04	(a)	1.01	1.01		1.06		1.10	1.02
Expenses after expense reductions (f)	0.94	(a)	0.91	0.96		1.06		1.10	1.02
Net investment income (loss)	(0.37)	(a)	0.35	(0.06)		(0.10)		(0.39)	(0.32)
Portfolio turnover	100		69	80		72		116	104
Net assets at end of period
(000 Omitted)	$739,050		$633,593	$405,006		$163,758		$26,193	$28,455

See Notes to Financial Statements

						SEMIANNUAL REPORT 17

Financial Highlights – continued
	Six months
	ended		Years ended 8/31
Class R	2/28/06		2005	2004		2003(i)
	(unaudited)
Net asset value, beginning of period	$18.68		$16.58	$16.55		$13.92

Income (loss) from investment operations

Net investment loss (d)	$(0.08)		$(0.03)	$(0.09)		$(0.06)
Net realized and unrealized gain (loss) on investments
and foreign currency	1.03		2.13	0.12		2.69

Total from investment operations	$0.95		$2.10	$0.03		$2.63

Net asset value, end of period	$19.63		$18.68	$16.58		$16.55

Total return (%) (s)(r)	5.09	(n)	12.67	0.18	(b)	18.89	(j)(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.53	(a)	1.53	1.49		1.60	(a)
Expenses after expense reductions (f)	1.43	(a)	1.43	1.44		1.60	(a)
Net investment loss	(0.86)	(a)	(0.16)	(0.52)		(0.60)	(a)
Portfolio turnover	100		69	80		72
Net assets at end of period (000 Omitted)	$3,732		$3,784	$1,982		$221

	Six months		Year
	ended		ended
Class R1	2/28/06		8/31/05(i)
	(unaudited)
Net asset value, beginning of period	$17.87		$17.19

Income (loss) from investment operations

Net investment loss (d)	$(0.13)		$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	0.97		0.76

Total from investment operations	$0.84		$0.68

Net asset value, end of period	$18.71		$17.87

Total return (%) (s)(r)	4.70	(n)	3.96	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	2.23	(a)	2.23	(a)
Expenses after expense reductions (f)	2.05	(a)	2.13	(a)
Net investment loss	(1.48)	(a)	(1.06)	(a)
Portfolio turnover	100		69
Net assets at end of period (000 Omitted)	$217		$204

See Notes to Financial Statements

18 SEMIANNUAL REPORT

Financial Highlights – continued
	Six months		Year
	ended		ended
Class R2	2/28/06		8/31/05(i)
	(unaudited)
Net asset value, beginning of period	$17.89		$17.19

Income (loss) from investment operations

Net investment loss (d)	$(0.11)		$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	0.99		0.75

Total from investment operations	$0.88		$0.70

Net asset value, end of period	$18.77		$17.89

Total return (%) (s)(r)	4.92	(n)	4.07	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.95	(a)	1.95	(a)
Expenses after expense reductions (f)	1.71	(a)	1.85	(a)
Net investment loss	(1.13)	(a)	(0.80)	(a)
Portfolio turnover	100		69
Net assets at end of period (000 Omitted)	$353		$133

	Six months
	ended		Years ended 8/31
Class R3	2/28/06		2005	2004(i)
	(unaudited)
Net asset value, beginning of period	$18.60		$16.55	$16.99

Income (loss) from investment operations

Net investment loss (d)	$(0.10)		$(0.10)	$(0.10)
Net realized and unrealized gain (loss) on investments
and foreign currency	1.02		2.15	(0.34)

Total from investment operations	$0.92		$2.05	$(0.44)

Net asset value, end of period	$19.52		$18.60	$16.55

Total return (%) (s)(r)	4.95	(n)	12.39	(2.59)	(b)(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.79	(a)	1.78	1.71	(a)
Expenses after expense reductions (f)	1.60	(a)	1.68	1.66	(a)
Net investment loss	(1.02)	(a)	(0.53)	(0.74)	(a)
Portfolio turnover	100		69	80
Net assets at end of period (000 Omitted)	$999		$822	$309

See Notes to Financial Statements

			SEMIANNUAL REPORT 19

Financial Highlights – continued
	Six months		Year
	ended		ended
Class R4	2/28/06		8/31/05(i)
	(unaudited)
Net asset value, beginning of period	$18.75		$17.98

Income (loss) from investment operations

Net investment loss (d)	$(0.07)		$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	1.03		0.80

Total from investment operations	$0.96		$0.77

Net asset value, end of period	$19.71		$18.75

Total return (%) (s)(r)	5.12	(n)	4.28	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.44	(a)	1.45	(a)
Expenses after expense reductions (f)	1.34	(a)	1.35	(a)
Net investment loss	(0.77)	(a)	(0.37)	(a)
Portfolio turnover	100		69
Net assets at end of period (000 Omitted)	$55		$52

	Six months		Year
	ended		ended
Class R5	2/28/06		8/31/05(i)
	(unaudited)
Net asset value, beginning of period	$18.78		$17.98

Income (loss) from investment operations

Net investment loss (d)	$(0.04)		$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	1.02		0.81

Total from investment operations	$0.98		$0.80

Net asset value, end of period	$19.76		$18.78

Total return (%) (s)(r)	5.22	(n)	4.45	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.14	(a)	1.15	(a)
Expenses after expense reductions (f)	1.04	(a)	1.05	(a)
Net investment loss	(0.47)	(a)	(0.07)	(a)
Portfolio turnover	100		69
Net assets at end of period (000 Omitted)	$55		$52

See Notes to Financial Statements

20 SEMIANNUAL REPORT

Financial Highlights – continued
	Six months
	ended		Years ended 8/31
Class 529A	2/28/06		2005	2004		2003		2002(i)
	(unaudited)
Net asset value, beginning of period	$18.63		$16.55	$16.52		$14.03		$13.89

Income (loss) from investment operations

Net investment loss (d)	$(0.09)		$(0.04)	$(0.12)		$(0.10)		$(0.01)
Net realized and unrealized gain (loss) on
investments and foreign currency	1.02		2.12	0.15		2.59		0.15

Total from investment operations	$0.93		$2.08	$0.03		$2.49		$0.14

Net asset value, end of period	$19.56		$18.63	$16.55		$16.52		$14.03

Total return (%) (t)(s)(r)	4.99	(n)	12.57	0.18	(b)	17.75(j)		1.01	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.64	(a)	1.62	1.61		1.67		1.70	(a)
Expenses after expense reductions (f)	1.54	(a)	1.52	1.56		1.67		1.70	(a)
Net investment loss	(0.96)	(a)	(0.25)	(0.68)		(0.69)		(0.74)	(a)
Portfolio turnover	100		69	80		72		116
Net assets at end of period (000 Omitted)	$577		$481	$394		$225		$5

	Six months
	ended		Years ended 8/31
Class 529B	2/28/06		2005	2004		2003		2002(i)
	(unaudited)
Net asset value, beginning of period	$17.76		$15.88	$15.97		$13.65		$13.52

Income (loss) from investment operations

Net investment loss (d)	$(0.15)		$(0.15)	$(0.22)		$(0.19)		$(0.02)
Net realized and unrealized gain (loss) on
investments and foreign currency	0.98		2.03	0.13		2.51		0.15

Total from investment operations	$0.83		$1.88	$(0.09)		$2.32		$0.13

Net asset value, end of period	$18.59		$17.76	$15.88		$15.97		$13.65

Total return (%) (t)(s)(r)	4.67	(n)	11.84	(0.56)	(b)	17.00	(j)	0.96	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	2.29	(a)	2.27	2.25		2.33		2.35	(a)
Expenses after expense reductions (f)	2.19	(a)	2.17	2.20		2.33		2.35	(a)
Net investment loss	(1.60)	(a)	(0.88)	(1.31)		(1.37)		(1.39)	(a)
Portfolio turnover	100		69	80		72		116
Net assets at end of period (000 Omitted)	$164		$151	$143		$79		$5

See Notes to Financial Statements

				SEMIANNUAL REPORT 21

Financial Highlights – continued
	Six months
	ended		Years ended 8/31
Class 529C	2/28/06		2005	2004		2003		2002(i)
	(unaudited)
Net asset value, beginning of period	$17.78		$15.90	$15.99		$13.67		$13.54

Income (loss) from investment operations

Net investment loss (d)	$(0.15)		$(0.16)	$(0.22)		$(0.19)		$(0.02)
Net realized and unrealized gain (loss) on
investments and foreign currency	0.97		2.04	0.13		2.51		0.15

Total from investment operations	$0.82		$1.88	$(0.09)		$2.32		$0.13

Net asset value, end of period	$18.60		$17.78	$15.90		$15.99		$13.67

Total return (%) (t)(s)(r)	4.61	(n)	11.82	(0.56)	(b)	16.97	(j)	0.96	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	2.29	(a)	2.27	2.25		2.30		2.35	(a)
Expenses after expense reductions (f)	2.19	(a)	2.17	2.20		2.30		2.35	(a)
Net investment loss	(1.61)	(a)	(0.91)	(1.29)		(1.35)		(1.38)	(a)
Portfolio turnover	100		69	80		72		116
Net assets at end of period (000 Omitted)	$308		$290	$221		$58		$5

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(i)	For the period from the class’ inception, December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B,
and 529C), October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(r)	Certain expenses have been reduced without which performance would have been lower.
(n)	Not annualized.
(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(t)	Total returns do not include any applicable sales charges.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(b)	The fund’s net asset value and total return calculation included a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(j)	The fund’s net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of
$0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Class A, Class B, Class C, Class I, Class R,
Class 529A, Class 529B and Class 529C total returns for the year ended August 31, 2003 would have been lower by approximately 0.08%, 0.09%, 0.08%, 0.09%, 0.08%, 0.09%, 0.09% and
0.09%, respectively.
See Notes to Financial Statements

22 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) Business and Organization

MFS Strategic Growth Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the fund’s valuation time that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund’s valuation time. Fair valuation of foreign equity securities may

SEMIANNUAL REPORT 23

Notes to Financial Statements (unaudited) – continued

occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (‘‘State Street’’), as lending agent, may loan the securities of the fund to certain qualified institutions (the ‘‘Borrowers’’) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Short Term Fees – For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer

24 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

charges a redemption fee. See the fund’s prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

Fees Paid Indirectly – The fund’s custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended February 28, 2006, the fund’s custodian fees were reduced by $61,016 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended February 28, 2006, the fund’s custodian expenses were reduced by $7,831 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective January 1, 2006, the commission recapture agreement was terminated.

Tax Matters and Distributions – The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for

SEMIANNUAL REPORT 25

Notes to Financial Statements (unaudited) – continued

financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, foreign currency transactions, defaulted bonds and wash sales.

The fund declared no distributions for the years ended August 31, 2005 and August 31, 2004.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of February 28, 2006
Cost of investments(1)	$1,645,637,761

Gross appreciation	$133,752,938
Gross depreciation	(33,828,118)

Net unrealized appreciation (depreciation)	$99,924,820
As of August 31, 2005
Capital loss carryforwards	$(1,380,142,592)
Other temporary differences	(1,446,478)
Net unrealized appreciation (depreciation)	16,902,647

(1) Aggregate cost includes prior fiscal year end tax adjustments.

As of August 31, 2005, the fund had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

August 31, 2009	$(186,542,212)
August 31, 2010	(863,824,612)
August 31, 2011	(299,742,793)
August 31, 2012	(30,032,975)

Total	$(1,380,142,592)

The availability of a portion of the capital loss carryforwards, which were acquired on June 10, 2005 in connection with the MFS Managed Sectors Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets. As part of a settlement

26 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.65% of the fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended February 28, 2006, this waiver amounted to $812,335 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended February 28, 2006 was equivalent to an annual effective rate of 0.65% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $28,050 and $470 for the six months ended February 28, 2006, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
			Total	Annual	Distribution
	Distribution	Service	Distribution	Effective	and Service
	Fee Rate	Fee Rate	Plan(1)	Rate(2)	Fee
Class A	0.10%	0.25%	0.35%	0.35%	$875,022
Class B	0.75%	0.25%	1.00%	1.00%	1,789,169
Class C	0.75%	0.25%	1.00%	1.00%	422,930
Class R	0.25%	0.25%	0.50%	0.50%	9,434
Class R1	0.50%	0.25%	0.75%	0.75%	780
Class R2	0.25%	0.25%	0.50%	0.50%	684
Class R3	0.25%	0.25%	0.50%	0.50%	2,484
Class R4	—	0.25%	0.25%	0.25%	66
Class 529A	0.25%	0.25%	0.50%	0.35%	959
Class 529B	0.75%	0.25%	1.00%	1.00%	800
Class 529C	0.75%	0.25%	1.00%	1.00%	1,495

Total Distribution and Service Fees					$3,103,823

(1)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.

(2)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2006 based on each class’
  average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class
529A distribution fee is not yet implemented and will commence on such date as the fund’s Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12

SEMIANNUAL REPORT 27

Notes to Financial Statements (unaudited) – continued

months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2006, were as follows:

Amount
Class A	$13,630
Class B	281,758
Class C	2,372
Class 529B	61
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund’s 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund’s 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2006, were as follows:

Amount
Class 529A	$685
Class 529B	200
Class 529C	374

Total Program Manager Fees	$1,259

Shareholder Servicing Agent – The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2006, the fee was $789,537, which equated to 0.0972% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended February 28, 2006, these costs amounted to $545,937.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar

28 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

year average net assets. Effective July 1, 2005, the fund’s annual fixed amount is $10,000. The administrative services fee incurred for the six months ended February 28, 2006 was equivalent to an annual effective rate of 0.0097% of the fund’s average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended February 28, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class’ average daily net assets:

		Annual
		Effective	Total
	Fee Rate	Rate(1)	Amount
Class R1	0.45%	0.37%	$466
Class R2	0.40%	0.26%	545
Class R3	0.25%	0.16%	1,240
Class R4	0.15%	0.15%	40
Class R5	0.10%	0.10%	27

Total Retirement Plan Administration and Services Fees			$2,318

(1)	Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2007. For the six months ended February 28, 2006, this waiver amounted to $699 and is reflected as a reduction of total expenses in the Statement of Operations.

Trustees’ and Officers’ Compensation – The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $1,623. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in an expense of $3,498. Both amounts are included in Independent trustees’ compensation for the six months ended February 28, 2006. The deferred liability for retirement benefits payable to retired Trustees and certain current Trustees amounted to $14,084 and $47,242, respectively at February 28, 2006, and is included in payable for independent trustees’ compensation.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the Plan) Independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed

SEMIANNUAL REPORT 29

Notes to Financial Statements (unaudited) – continued

to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of the fund or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees’ compensation is $3,820 of Deferred Trustees’ Compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended February 28, 2006, the fee paid to Tarantino LLC was $7,064. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $4,933, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,600,146,331 and $1,701,057,955 respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/06		Year ended 8/31/05(i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,066,423	$39,763,109	4,757,164	$85,935,893
Class B	443,246	8,133,563	1,575,957	27,392,859
Class C	126,915	2,342,924	333,948	5,798,886
Class I	3,804,124	75,102,882	9,423,324	174,295,462
Class J (c)	—	—	22,747	391,281
Class R	13,586	259,952	181,581	3,303,225
Class R1	935	17,185	11,518	205,511
Class R2	15,918	288,111	8,385	149,704
Class R3	16,138	301,472	44,189	809,232
Class R4	—	—	2,781	50,000
Class R5	—	—	2,780	50,000
Class 529A	4,719	87,080	4,173	75,144
Class 529B	958	17,091	1,599	27,649
Class 529C	1,034	18,820	5,138	89,910

	6,493,996	$126,332,189	16,375,284	$298,574,756

30 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued
Six months ended 2/28/06		Year ended 8/31/05
Shares	Amount	Shares	Amount
Shares issued in connection with
acquisition of MFS Managed Sectors Fund
Class A		7,801,545	$143,704,457
Class B		1,752,230	30,821,723
Class C		51,143	901,145
Class I		112,114	2,114,473

		9,717,032	$177,541,798

	Six months ended 2/28/06		Year ended 8/31/05(i)
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(5,266,719)	$(101,394,072)	(18,826,189)	$(339,752,339)
Class B	(4,049,853)	(74,300,048)	(8,809,726)	(152,957,259)
Class C	(815,478)	(15,000,062)	(2,536,107)	(43,995,123)
Class I	(255,142)	(5,076,664)	(435,238)	(8,147,845)
Class J (c)	—	—	(360,973)	(6,137,743)
Class R	(25,935)	(503,340)	(98,637)	(1,804,140)
Class R1	(732)	(13,446)	(112)	(2,057)
Class R2	(4,569)	(79,942)	(942)	(17,054)
Class R3	(9,163)	(181,618)	(18,704)	(347,920)
Class 529A	(1,019)	(19,609)	(2,182)	(38,496)
Class 529B	(590)	(10,710)	(2,154)	(37,584)
Class 529C	(794)	(14,580)	(2,714)	(48,488)

	(10,429,994)	$(196,594,091)	(31,093,678)	$(553,286,048)
Net change
Class A	(3,200,296)	$(61,630,963)	(6,267,480)	$(110,111,989)
Class B	(3,606,607)	(66,166,485)	(5,481,539)	(94,742,677)
Class C	(688,563)	(12,657,138)	(2,151,016)	(37,295,092)
Class I	3,548,982	70,026,218	9,100,200	168,262,090
Class J (c)	—	—	(338,226)	(5,746,462)
Class R	(12,349)	(243,388)	82,944	1,499,085
Class R1	203	3,739	11,406	203,454
Class R2	11,349	208,169	7,443	132,650
Class R3	6,975	119,854	25,485	461,312
Class R4	—	—	2,781	50,000
Class R5	—	—	2,780	50,000
Class 529A	3,700	67,471	1,991	36,648
Class 529B	368	6,381	(555)	(9,935)
Class 529C	240	4,240	2,424	41,422

	(3,935,998)	$(70,261,902)	(5,001,362)	$(77,169,494)

(c) Class J shares closed on April 15, 2005.

(i) For the period from the class’ inception, April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.

SEMIANNUAL REPORT 31

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 2%, 11%, 19%, and 12%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime 2010 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund and the MFS Lifetime 2040 Fund were all the owners of record of less than 1% of the value of outstanding voting shares.

(6) Line of Credit

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35% . In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended February 28, 2006 was $5,520, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the six months ended February 28, 2006.

(7) Acquisitions

At close of business on June 10, 2005, the fund acquired all of the assets and liabilities of MFS Managed Sectors Fund. The acquisition was accomplished by a tax-free exchange of 9,717,032 shares of the fund (valued at $177,541,798) for all of the assets and liabilities of MFS Managed Sectors Fund. MFS Managed Sectors Fund then converted all of its outstanding shares for the shares of the fund and distributed those shares to its shareholders. MFS Managed Sectors Fund’s net assets on that date were $177,541,798, including $23,232,000 of unrealized appreciation, $538,133 of accumulated net investment loss, and $282,661,889 of accumulated net realized loss on investments and foreign currency transactions. These assets were combined with those of the fund. The aggregate net assets of the fund after the acquisition were $1,626,560,058.

32 SEMIANNUAL REPORT

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under ‘‘Select a fund’’ on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q may be reviewed and copied at the:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

SEMIANNUAL REPORT 33

CONTACT INFORMATION

Investor Service

Write to us at: MFS Service Center, Inc.
P.O. Box 55824
Boston, MA 02205-5824

Type of Information	Phone number	Hours, Eastern Time
General information	**1-800-225-2606**	8 a.m. to 8 p.m., any business day
Speech- or hearing-impaired	**1-800-637-6576**	9 a.m. to 5 p.m., any business day
Share prices, account balances exchanges or stock and bond outlooks	**1-800-MFS-TALK** (1-800-637-8255) touch-tone required	24 hours a day, 365 days a year

MFS INVESTMENT MANAGEMENT®

MFS Investment Management®
MFS® investment products are offered through MFS Fund Distributors, Inc.,
500 Boylston Street, Boston, MA 02116.

AGF-SEM-4/06 115M

LETTER FROM THE CEO

Dear Shareholders,

It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you’re working with a seasoned investment professional who has experience to guide you through difficult times. At MFS®, we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals – be it a college education, a comfortable retirement, or a secure family legacy – is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes – including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer – through both up and down economic cycles.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer
 MFS Investment Management®
April 17, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

SEMIANNUAL REPORT 1

PORTFOLIO COMPOSITION

Portfolio structure Stocks 98.1% Cash & Other Net Assets 1.9%

Top ten holdings
Intel Corp.	6.1%

MicroStrategy, Inc., ‘‘A’’	5.5%

Juniper Networks, Inc.	5.4%

Oracle Corp.	4.1%

Cisco Systems, Inc.	3.8%

Equinix, Inc.	3.7%

SanDisk Corp.	3.5%

EMC Corp.	3.5%

Nortel Networks Corp.	3.0%

Corning, Inc.	3.0%

Top five equity industries
Computer Software	23.8%

Network & Telecom	23.4%

Electronics	22.1%

Business Services	9.5%

Internet	6.5%

Percentages are based on net assets as of 2/28/06.

The portfolio is actively managed, and current holdings may be different.

2 SEMIANNUAL REPORT

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period, September 1, 2005 through February 28, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2005 through February 28, 2006.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMIANNUAL REPORT 3

Expense Table – continued

					Expenses
		Annualized	Beginning	Ending	Paid During
		Expense	Account Value	Account Value	Period (p)
Share Class		Ratio	9/01/05	2/28/06	9/01/05-2/28/06

	Actual	1.50%	$1,000.00	$1,167.40	$ 8.06
A
	Hypothetical (h)	1.50%	$1,000.00	$1,017.36	$ 7.50

	Actual	2.15%	$1,000.00	$1,163.70	$11.53
B
	Hypothetical (h)	2.15%	$1,000.00	$1,014.13	$10.74

	Actual	2.15%	$1,000.00	$1,162.80	$11.53
C
	Hypothetical (h)	2.15%	$1,000.00	$1,014.13	$10.74

	Actual	1.15%	$1,000.00	$1,169.20	$ 6.19
I
	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$ 5.76

	Actual	1.65%	$1,000.00	$1,165.90	$ 8.86
R
	Hypothetical (h)	1.65%	$1,000.00	$1,016.61	$ 8.25

	Actual	2.25%	$1,000.00	$1,162.60	$12.06
R1
	Hypothetical (h)	2.25%	$1,000.00	$1,013.64	$11.23

	Actual	1.90%	$1,000.00	$1,164.70	$10.20
R2
	Hypothetical (h)	1.90%	$1,000.00	$1,015.37	$ 9.49

	Actual	1.80%	$1,000.00	$1,164.40	$ 9.66
R3
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$ 9.00

	Actual	1.55%	$1,000.00	$1,166.10	$ 8.32
R4
	Hypothetical (h)	1.55%	$1,000.00	$1,017.11	$ 7.75

	Actual	1.25%	$1,000.00	$1,168.20	$ 6.72
R5
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$ 6.26

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

Effective October 1, 2005 the fund’s Class R1, Class R2, and Class R3 retirement plan administration and services fee was reduced (as described in Note 3 of the Notes to the Financial Statements). Had this fee reduction been in effect throughout the entire six month period, the annualized expense ratio would have been 2.23%, 1.88%, and 1.78% for Class R1, Class R2, and Class R3, respectively, and the actual expenses paid during the period would have been approximately $11.96, $10.09, and $9.55 for Class R1, Class R2, and Class R3, respectively.

4 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (unaudited) – 2/28/06
The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.
Stocks - 98.1%

Issuer	Shares/Par	Value ($)

Banks & Credit Companies - 0.8%

Euronet Worldwide, Inc. (n)	25,500	$894,030

Broadcast & Cable TV - 1.6%

XM Satellite Radio Holdings, Inc., ‘‘A’’ (l)(n)	85,000	$1,877,650

Business Services - 9.5%

Cognizant Technology Solutions Corp., ‘‘A’’ (n)	58,500	$3,370,185
Corporate Executive Board Co.	17,800	1,780,000
First Data Corp.	73,500	3,317,055
Ultimate Software Group, Inc. (l)(n)	112,100	2,623,140

		$11,090,380

Computer Software - 23.8%

Adobe Systems, Inc.	88,550	$3,419,801
McAfee, Inc. (l)(n)	137,100	3,188,946
MicroStrategy, Inc., ‘‘A’’ (n)	69,660	6,386,429
Opsware, Inc. (l)(n)	253,330	1,993,707
Oracle Corp. (n)	385,518	4,788,133
Symantec Corp. (n)	182,301	3,079,064
TIBCO Software, Inc. (n)	378,960	3,285,583
Witness Systems, Inc. (l)(n)	67,200	1,574,496

		$27,716,159

Computer Software - Systems - 3.9%

Dell, Inc. (n)	59,800	$1,734,200
LG.Philips LCD Co. Ltd. (n)	62,410	2,785,709

		$4,519,909

Electronics - 22.1%

ARM Holdings PLC	669,600	$1,616,704
Delta Electronics	791,000	1,885,934
Intel Corp.	344,600	7,098,760
Marvell Technology Group Ltd. (n)	33,300	2,038,626
Samsung Electronics Co. Ltd., GDR	7,675	2,715,031
SanDisk Corp. (n)	68,170	4,113,378
SigmaTel, Inc. (n)	108,700	1,168,525
Tessera Technologies, Inc. (n)	62,700	1,958,121
Xilinx, Inc.	113,500	3,096,280

		$25,691,359

Internet - 6.5%

Equinix, Inc. (l)(n)	81,800	$4,289,592
Google, Inc., ‘‘A’’ (n)	9,190	3,332,478

		$7,622,070

	SEMIANNUAL REPORT 5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Stocks - continued

Machinery & Tools - 2.2%

Cognex Corp.	91,440	$2,515,514

Network & Telecom - 23.4%

Cisco Systems, Inc. (n)	217,633	$4,404,892
Corning, Inc. (n)	141,500	3,454,015
Extreme Networks, Inc. (l)(n)	465,100	2,153,413
F5 Networks, Inc. (l)(n)	42,400	2,875,568
Juniper Networks, Inc. (n)	343,410	6,315,310
NICE Systems Ltd., ADR (n)	45,900	2,389,554
Nortel Networks Corp. (n)	1,208,600	3,456,596
Redback Networks, Inc. (l)(n)	20,800	394,160
Research In Motion Ltd. (n)	25,000	1,763,250

		$27,206,758

Personal Computers & Peripherals - 3.5%

EMC Corp. (n)	291,340	$4,084,587

Telephone Services - 0.8%

Terremark Worldwide, Inc. (n)	164,300	$883,934

Total Stocks (Identified Cost, $106,549,883)		$114,102,350

Short-Term Obligation - 1.9%

General Electric Capital Corp., 4.56%, due 3/01/06,
at Amortized Cost and Value (y)	$ 2,255,000	$2,255,000

Collateral for Securities Loaned - 11.7%

Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value	13,549,676	$13,549,676

		$129,907,026

Other Assets, Less Liabilities - (11.7)%		(13,579,689)

Net Assets - 100.0%		$116,327,337

(n)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(y)	The rate shown represents an annualized yield at time of purchase.
(k)	As of February 28, 2006 the fund had two securities that were fair valued, aggregating, $4,671,643 and 4.0% of net assets in accordance with the policies adopted by the Board of Trustees.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR American Depository Receipt GDR Global Depository Receipt See Notes to Financial Statements

6 SEMIANNUAL REPORT

FINANCIAL STATEMENTS  |  Statement of Assets and Liabilities (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities composing the total value of the fund.
At 2/28/06
Assets

Investments, at value, including $13,196,520 of securities on loan
(identified cost, $122,354,559)	$129,907,026
Cash	728
Foreign currency, at value (identified cost, $50,653)	51,530
Receivable for investments sold	4,706,421
Receivable for fund shares sold	109,627
Interest and dividends receivable	38,741
Receivable from investment adviser	65,206
Other assets	16

Total assets		$134,879,295

Liabilities

Payable for investments purchased	$4,521,817
Payable for fund shares reacquired	283,562
Collateral for securities loaned, at value	13,549,676
Payable to affiliates
Management fee	2,413
Shareholder servicing costs	37,031
Distribution and service fees	2,643
Administrative services fee	63
Retirement plan administration and services fees	6
Payable for independent trustees’ compensation	48,742
Accrued expenses and other liabilities	106,005

Total liabilities		$18,551,958

Net assets		$116,327,337

Net assets consist of:

Paid-in capital	$437,908,785
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies	7,553,344
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(328,264,613)
Accumulated net investment loss	(870,179)

Net assets		$116,327,337

Shares of beneficial interest outstanding		11,479,771

Class A shares

Net assets	$50,583,636
Shares outstanding	4,901,741

Net asset value per share		$10.32

Offering price per share (100÷94.25 x net asset value per share)		$10.95

		SEMIANNUAL REPORT 7

Statement of Assets and Liabilities (unaudited) – continued
Class B shares

Net assets	$45,003,144
Shares outstanding	4,523,222

Net asset value and offering price per share		$9.95

Class C shares

Net assets	$13,159,893
Shares outstanding	1,324,834

Net asset value and offering price per share		$9.93

Class I shares

Net assets	$3,714,122
Shares outstanding	351,366

Net asset value, offering price, and redemption price per share		$10.57

Class R shares

Net assets	$2,735,558
Shares outstanding	266,747

Net asset value, offering price, and redemption price per share		$10.26

Class R1 shares

Net assets	$129,140
Shares outstanding	12,992

Net asset value, offering price, and redemption price per share		$9.94

Class R2 shares

Net assets	$366,399
Shares outstanding	36,749

Net asset value, offering price, and redemption price per share		$9.97

Class R3 shares

Net assets	$510,333
Shares outstanding	50,014

Net asset value, offering price, and redemption price per share		$10.20

Class R4 shares

Net assets	$62,470
Shares outstanding	6,053

Net asset value, offering price, and redemption price per share		$10.32

Class R5 shares

Net assets	$62,642
Shares outstanding	6,053

Net asset value, offering price, and redemption price per share		$10.35

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

See Notes to Financial Statements

8 SEMIANNUAL REPORT

FINANCIAL STATEMENTS  |  Statement of Operations (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 2/28/06
Net investment loss

Income
Dividends	$117,734
Interest	42,974
Foreign taxes withheld	(9,105)

Total investment income		$151,603

Expenses
Management fee	$422,837
Distribution and service fees	377,826
Shareholder servicing costs	190,159
Administrative services fee	10,052
Retirement plan administration and services fees	1,381
Independent trustees’ compensation	8,824
Custodian fee	27,283
Shareholder communications	41,621
Auditing fees	21,680
Legal fees	2,100
Registration fees	112,219
Miscellaneous	12,272

Total expenses		$1,228,254

Fees paid indirectly	(3,704)
Reduction of expenses by investment adviser	(202,768)

Net expenses		$1,021,782

Net investment loss		$(870,179)

Realized and unrealized gain (loss) on investments

Realized gain (loss) (identified cost basis)
Investment transactions	$13,903,048
Foreign currency transactions	(18,493)

Net realized gain (loss) on investments and foreign
currency transactions		$13,884,555

Change in unrealized appreciation (depreciation)
Investments	$4,284,172
Translation of assets and liabilities in foreign currencies	16,828

Net unrealized gain (loss) on investments and foreign
currency translation		$4,301,000

Net realized and unrealized gain (loss) on investments and
foreign currency		$18,185,555

Change in net assets from operations		$17,315,376

See Notes to Financial Statements

		SEMIANNUAL REPORT 9

FINANCIAL STATEMENTS | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Six months ended		Year ended
	2/28/06	8/31/05
	(unaudited)
Change in net assets

From operations

Net investment loss	$(870,179)	$(1,187,631)
Net realized gain (loss) on investments and foreign
currency transactions	13,884,555	26,313,940
Net unrealized gain (loss) on investments and foreign
currency translation	4,301,000	(3,585,555)

Change in net assets from operations	$17,315,376	$21,540,754

Change in net assets from fund share transactions	$(12,226,774)	$(67,156,944)

Redemption fees	$—	$4,244

Total change in net assets	$5,088,602	$(45,611,946)

Net assets

At beginning of period	111,238,735	156,850,681
At end of period (including accumulated net investment loss of
$870,179 and $0, respectively)	$116,327,337	$111,238,735

See Notes to Financial Statements

10 SEMIANNUAL REPORT

FINANCIAL STATEMENTS  |  Financial Highlights

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Six months
	ended		Years ended 8/31
Class A	2/28/06		2005	2004		2003	2002	2001
(unaudited)
Net asset value, beginning of period	$8.84		$7.70	$8.30		$6.25	$10.70	$28.03
Income (loss) from
investment operations
Net investment loss (d)	$(0.06)		$(0.05)	$(0.10)		$(0.07)	$(0.11)	$(0.14)
Net realized and unrealized
gain (loss) on investments and
foreign currency	1.54		1.19	(0.50)		2.12	(4.34)	(16.69)
Total from investment operations	$1.48		$1.14	$(0.60)		$2.05	$(4.45)	$(16.83)
Less distributions declared
to shareholders
From net realized gain on
investments and foreign
currency transactions	$—		$—	$—		$—	$—	$(0.50)
From paid-in capital	—		—	—		—	—	(0.00	)(w)
Total distributions declared to
shareholders	$—		$—	$—		$—	$—	$(0.50)
Net asset value, end of period	$10.32		$8.84	$7.70		$8.30	$6.25	$10.70
Total return (%) (t)(s)(r)	16.74	(n)	14.81	(7.23	)(b)	32.80	(41.53)	(61.02)
Ratios (%) (to average net assets)
and Supplemental data:
Expenses before expense reductions (f)	1.86	(a)	1.79	1.60		1.76	1.74	1.55
Expenses after expense reductions (f)	1.50	(a)	1.51	1.50		1.52	1.51	1.52
Net investment loss	(1.22	)(a)	(0.56)	(1.10)		(1.05)	(1.22)	(0.87)
Portfolio turnover	105		163	141		162	210	413
Net assets at end of period
(000 Omitted)	$50,584		$48,945	$75,786		$101,059	$53,142	$66,358
See Notes to Financial Statements

						SEMIANNUAL REPORT 11

Financial Highlights – continued
Six months
	ended		Years ended 8/31
Class B	2/28/06		2005	2004		2003	2002	2001
(unaudited)
Net asset value, beginning of period	$8.55		$7.50	$8.13		$6.16	$10.61	$27.95
Income (loss) from
investment operations
Net investment loss (d)	$(0.09)		$(0.10)	$(0.15)		$(0.11)	$(0.17)	$(0.25)
Net realized and unrealized gain (loss)
on investments and foreign currency	1.49		1.15	(0.48)		2.08	(4.28)	(16.64)
Total from investment operations	$1.40		$1.05	$(0.63)		$1.97	$(4.45)	$(16.89)
Less distributions declared
to shareholders
From net realized gain on investments
and foreign currency transactions	$—		$—	$—		$—	$—	$(0.45)
From paid-in capital	—		—	—		—	—	(0.00	)(w)
Total distributions declared to
shareholders	$—		$—	$—		$—	$—	$(0.45)
Net asset value, end of period	$9.95		$8.55	$7.50		$8.13	$6.16	$10.61
Total return (%) (t)(s)(r)	16.37	(n)	14.00	(7.75	)(b)	31.98	(41.94)	(61.28)
Ratios (%) (to average net assets)
and Supplemental data:
Expenses before expense reductions (f)	2.51	(a)	2.44	2.25		2.42	2.39	2.20
Expenses after expense reductions (f)	2.15	(a)	2.16	2.15		2.18	2.16	2.17
Net investment loss	(1.87	)(a)	(1.24)	(1.74)		(1.71)	(1.87)	(1.52)
Portfolio turnover	105		163	141		162	210	413
Net assets at end of period
(000 Omitted)	$45,003		$43,765	$50,896		$61,353	$25,997	$44,369
See Notes to Financial Statements

12 SEMIANNUAL REPORT

Financial Highlights – continued
Six months
	ended		Years ended 8/31
Class C	2/28/06		2005	2004		2003	2002	2001
(unaudited)
Net asset value, beginning of period	$8.54		$7.48	$8.12		$6.16	$10.61	$27.95
Income (loss) from
investment operations
Net investment loss (d)	$(0.09)		$(0.10)	$(0.15)		$(0.11)	$(0.17)	$(0.25)
Net realized and unrealized gain (loss)
on investments and foreign currency	1.48		1.16	(0.49)		2.07	(4.28)	(16.64)
Total from investment operations	$1.39		$1.06	$(0.64)		$1.96	$(4.45)	$(16.89)
Less distributions declared
to shareholders
From net realized gain on investments
and foreign currency transactions	$—		$—	$—		$—	$—	$(0.45)
From paid-in capital	—		—	—		—	—	(0.00	)(w)
Total distributions declared to
shareholders	$—		$—	$—		$—	$—	$(0.45)
Net asset value, end of period	$9.93		$8.54	$7.48		$8.12	$6.16	$10.61
Total return (%) (t)(s)(r)	16.28	(n)	14.17	(7.88	)(b)	31.82	(41.94)	(61.27)
Ratios (%) (to average net assets)
and Supplemental data:
Expenses before expense reductions (f)	2.51	(a)	2.44	2.25		2.42	2.39	2.20
Expenses after expense reductions (f)	2.15	(a)	2.16	2.15		2.18	2.16	2.17
Net investment loss	(1.87	)(a)	(1.22)	(1.74)		(1.71)	(1.87)	(1.52)
Portfolio turnover	105		163	141		162	210	413
Net assets at end of period
(000 Omitted)	$13,160		$12,414	$15,367		$20,210	$10,476	$17,298
See Notes to Financial Statements

						SEMIANNUAL REPORT 13

Financial Highlights – continued
Six months
	ended		Years ended 8/31
Class I	2/28/06		2005	2004		2003	2002	2001
(unaudited)
Net asset value, beginning of period	$9.04		$7.85	$8.43		$6.33	$10.79	$28.08
Income (loss) from
investment operations
Net investment income (loss) (d)	$(0.04)		$0.01	$(0.06)		$(0.05)	$(0.08)	$(0.09)
Net realized and unrealized gain (loss)
on investments and foreign currency	1.57		1.18	(0.52)		2.15	(4.38)	(16.68)
Total from investment operations	$1.53		$1.19	$(0.58)		$2.10	$(4.46)	$(16.77)
Less distributions declared
to shareholders
From net realized gain on investments
and foreign currency transactions	$—		$—	$—		$—	$—	$(0.52)
From paid-in capital	—		—	—		—	—	(0.00	)(w)
Total distributions declared to
shareholders	$—		$—	$—		$—	$—	$(0.52)
Net asset value, end of period	$10.57		$9.04	$7.85		$8.43	$6.33	$10.79
Total return (%) (s)(r)	16.92	(n)	15.16	(6.88	)(b)	33.18	(41.33)	(60.69)
Ratios (%) (to average net assets)
and Supplemental data:
Expenses before expense reductions (f)	1.51	(a)	1.44	1.26		1.41	1.39	1.20
Expenses after expense reductions (f)	1.15	(a)	1.16	1.16		1.17	1.16	1.17
Net investment income (loss)	(0.87	)(a)	0.17	(0.70)		(0.71)	(0.87)	(0.53)
Portfolio turnover	105		163	141		162	210	413
Net assets at end of period
(000 Omitted)	$3,714		$3,384	$13,404		$4,179	$3,045	$5,357
See Notes to Financial Statements

14 SEMIANNUAL REPORT

Financial Highlights – continued
	Six months
	ended		Years ended 8/31
Class R	2/28/06		2005	2004		2003(i)
	(unaudited)
Net asset value, beginning of period	$8.80		$7.67	$8.28		$6.16

Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.07)	$(0.10)		$(0.08)
Net realized and unrealized gain (loss) on investments and
foreign currency	1.52		1.20	(0.51)		2.20
Total from investment operations	$1.46		$1.13	$(0.61)		$2.12
Net asset value, end of period	$10.26		$8.80	$7.67		$8.28
Total return (%) (s)(r)	16.59	(n)	14.73	(7.37	)(b)	34.42	(n)
Ratios (%) (to average net assets)
and Supplemental data:
Expenses before expense reductions (f)	2.01	(a)	1.94	1.76		1.88	(a)
Expenses after expense reductions (f)	1.65	(a)	1.66	1.66		1.64	(a)
Net investment loss	(1.37	)(a)	(0.79)	(1.21)		(1.22	)(a)
Portfolio turnover	105		163	141		162
Net assets at end of period (000 Omitted)	$2,736		$2,283	$1,266		$173

			Six months			Year
				ended		ended
Class R1			2/28/06			8/31/05(i)
			(unaudited)
Net asset value, beginning of period				$8.55		$8.01
Income (loss) from investment operations
Net investment loss (d)				$(0.09)		$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency				1.48		0.61	(g)
Total from investment operations				$1.39		$0.54
Net asset value, end of period				$9.94		$8.55
Total return (%) (s)(r)				16.26	(n)	6.74	(n)
Ratios (%) (to average net assets)
and Supplemental data:
Expenses before expense reductions (f)				2.70	(a)	2.62	(a)
Expenses after expense reductions (f)				2.25	(a)	2.34	(a)
Net investment loss				(1.99	)(a)	(1.90	)(a)
Portfolio turnover				105		163
Net assets at end of period (000 Omitted)				$129		$64
See Notes to Financial Statements

			SEMIANNUAL REPORT 15

Financial Highlights – continued
			Six months		Year
			ended		ended
Class R2			2/28/06		8/31/05(i)
	(unaudited)
Net asset value, beginning of period			$8.56		$8.01
Income (loss) from investment operations
Net investment loss (d)			$(0.08)		$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency			1.49		0.60	(g)
Total from investment operations			$1.41		$0.55
Net asset value, end of period			$9.97		$8.56
Total return (%) (s)(r)			16.47	(n)	6.87	(n)
Ratios (%) (to average net assets)
and Supplemental data:
Expenses before expense reductions (f)			2.40	(a)	2.32	(a)
Expenses after expense reductions (f)			1.90	(a)	2.04	(a)
Net investment loss			(1.63	)(a)	(1.60	)(a)
Portfolio turnover			105		163
Net assets at end of period (000 Omitted)			$366		$85

	Six months
	ended		Years ended 8/31
Class R3	2/28/06		2005		2004(i)
	(unaudited)
Net asset value, beginning of period	$8.76		$7.66		$8.79
Income (loss) from investment operations
Net investment loss (d)	$(0.08)		$(0.09)		$(0.09)
Net realized and unrealized gain (loss) on investments and
foreign currency	1.52		1.19		(1.04)
Total from investment operations	$1.44		$1.10		$(1.13)
Net asset value, end of period	$10.20		$8.76		$7.66
Total return (%) (s)(r)	16.44	(n)	14.36		(12.86	)(b)(n)
Ratios (%) (to average net assets)
and Supplemental data:
Expenses before expense reductions (f)	2.25	(a)	2.19		2.01	(a)
Expenses after expense reductions (f)	1.80	(a)	1.91		1.91	(a)
Net investment loss	(1.53	)(a)	(1.07)		(1.47	)(a)
Portfolio turnover	105		163		141
Net assets at end of period (000 Omitted)	$510		$192		$132
See Notes to Financial Statements
16 SEMIANNUAL REPORT

Financial Highlights – continued
	Six months		Year
	ended		ended
Class R4	2/28/06		8/31/05(i)
	(unaudited)
Net asset value, beginning of period	$8.85		$8.26
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	1.53		0.63	(g)
Total from investment operations	$1.47		$0.59
Net asset value, end of period	$10.32		$8.85
Total return (%) (s)(r)	16.61	(n)	7.14	(n)
Ratios (%) (to average net assets)
and Supplemental data:
Expenses before expense reductions (f)	1.91	(a)	1.82	(a)
Expenses after expense reductions (f)	1.55	(a)	1.54	(a)
Net investment loss	(1.27	)(a)	(1.10	)(a)
Portfolio turnover	105		163
Net assets at end of period (000 Omitted)	$62		$54
See Notes to Financial Statements
	SEMIANNUAL REPORT 17

Financial Highlights – continued
	Six months		Year
	ended		ended
Class R5	2/28/06		8/31/05(i)
	(unaudited)
Net asset value, beginning of period	$8.86		$8.26
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	1.54		0.63	(g)
Total from investment operations	$1.49		$0.60
Net asset value, end of period	$10.35		$8.86
Total return (%) (s)(r)	16.82	(n)	7.26	(n)
Ratios (%) (to average net assets)
and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.52	(a)
Expenses after expense reductions (f)	1.25	(a)	1.24	(a)
Net investment loss	(0.97	)(a)	(0.79	)(a)
Portfolio turnover	105		163
Net assets at end of period (000 Omitted)	$63		$54

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(n)	Not annualized.
(w)	Per share amount was less than $0.01.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(i)	For the period from the class’ inception, December 31, 2002 (Class R), October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

See Notes to Financial Statements

18 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) Business and Organization

MFS Technology Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the fund’s valuation time that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund’s valuation time. Fair valuation of foreign equity securities may

SEMIANNUAL REPORT 19

Notes to Financial Statements (unaudited) – continued

occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (‘‘State Street’’), as lending agent, may loan the securities of the fund to certain qualified institutions (the ‘‘Borrowers’’) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Short Term Fees – For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). The fund no longer charges a redemption

20 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

fee. See the fund’s prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

Fees Paid Indirectly – The fund’s custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended February 28, 2006, the fund’s custodian fees were reduced by $1,861 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended February 28, 2006, the fund’s custodian expenses were reduced by $1,843 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective January 1, 2006, the commission recapture agreement was terminated.

Tax Matters and Distributions – The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or

SEMIANNUAL REPORT 21

Notes to Financial Statements (unaudited) – continued

classification of income for financial statement and tax purposes. Book/tax differences primarily relate to foreign currency transactions, wash sales, non-taxable distributions, and net operating losses.

The fund declared no distributions for the years ended August 31, 2005 and August 31, 2004.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of February 28, 2006
Cost of investments(1)	$122,978,695
Gross appreciation	$11,456,439
Gross depreciation	(4,528,108)
Net unrealized appreciation (depreciation)	$6,928,331
As of August 31, 2005
Capital loss carryforwards	$(341,525,032)
Net unrealized appreciation (depreciation)	2,644,159
Other temporary differences	(15,951)

(1) Aggregate cost includes prior fiscal year end tax adjustments.

As of August 31, 2005, the fund had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

August 31, 2007	$(1,684,872)
August 31, 2008	(7,671,099)
August 31, 2009	(113,374,272)
August 31, 2010	(139,439,925)
August 31, 2011	(74,891,618)
August 31, 2012	(4,463,246)
Total	$(341,525,032)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

22 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets. The investment adviser has contractually agreed to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion. This management fee reduction amounted to $0.

The management fee incurred for the six months ended February 28, 2006 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has contractually agreed to pay a portion of the fund’s operating expenses, exclusive of management, distribution and service, retirement plan administration and services, and certain other fees and expenses, such that operating expenses do not exceed 0.40% annually of the fund’s average daily net assets. This contractual fee arrangement will continue until January 1, 2007. For the six months ended February 28, 2006, this reduction amounted to $201,995 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $3,213 for the six months ended February 28, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
				Total	Annual	Distribution
		Distribution	Service	Distribution	Effective	and Service
		Fee Rate	Fee Rate	Plan(1)	Rate(2)	Fee
Class A		0.10%	0.25%	0.35%	0.35%	$86,173
Class B		0.75%	0.25%	1.00%	1.00%	219,992
Class C		0.75%	0.25%	1.00%	1.00%	63,192
Class R		0.25%	0.25%	0.50%	0.50%	6,276
Class	R1	0.50%	0.25%	0.75%	0.75%	411
Class	R2	0.25%	0.25%	0.50%	0.50%	702
Class	R3	0.25%	0.25%	0.50%	0.50%	1,008
Class	R4	—	0.25%	0.25%	0.25%	72

Total Distribution and Service Fees						$377,826

(1)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(2)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2006 based on each class’ average daily net assets.

SEMIANNUAL REPORT 23

Notes to Financial Statements (unaudited) – continued

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2006, were as follows:

Amount
Class A	$2,224
Class B	$57,187
Class C	$1,397

Shareholder Servicing Agent – The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2006, the fee was $54,811, which equated to 0.0972% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended February 28, 2006, these costs amounted to $74,398.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund’s annual fixed amount is $10,000.

The administrative services fee incurred for the six months ended February 28, 2006 was equivalent to an annual effective rate of 0.0178% of the fund’s average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended February 28, 2006, the fund paid MFS an annual retirement plan

24 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

administration and services fee up to the following annual percentage rates of each class’ average daily net assets:

		Annual
		Effective	Total
	Fee Rate	Rate(1)	Amount
Class R1	0.45%	0.36%	$246
Class R2	0.40%	0.26%	560
Class R3	0.25%	0.16%	503
Class R4	0.15%	0.15%	43
Class R5	0.10%	0.10%	29

Total Retirement Plan Administration and Services Fees			$1,381

(1)	Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2007. For the six months ended February 28, 2006, this waiver amounted to $432 and is reflected as a reduction of total expenses in the Statement of Operations.

Trustees’ and Officers’ Compensation – The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $344. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in an expense of $4,975. Both amounts are included in Independent trustees’ compensation for the six months ended February 28, 2006. The deferred liability for retirement benefits payable to retired Trustees and certain current Trustees amounted to $3,326 and $44,300, respectively, at February 28, 2006, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended February 28, 2006, the fee paid to Tarantino LLC was $472. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $341, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $117,798,887 and $132,320,062, respectively.

SEMIANNUAL REPORT 25

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/06		Year ended 8/31/05(i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	441,730	$4,262,649	1,841,301	$15,794,906
Class B	237,294	2,196,934	601,987	5,034,688
Class C	111,143	1,039,165	230,424	1,904,542
Class I	42,554	429,192	153,317	1,351,997
Class R	35,893	345,680	203,930	1,740,254
Class R1	6,134	53,883	7,503	61,010
Class R2	26,851	239,714	9,983	82,697
Class R3	39,101	357,116	11,651	100,006
Class R4	—	—	6,053	50,000
Class R5	—	—	6,053	50,000
	940,700	$8,924,333	3,072,202	$26,170,100
Shares reacquired
Class A	(1,074,185)	$(10,264,116)	(6,148,566)	$(52,768,987)
Class B	(830,321)	(7,644,505)	(2,275,531)	(18,989,310)
Class C	(239,781)	(2,208,458)	(830,211)	(6,910,220)
Class I	(65,414)	(641,471)	(1,486,367)	(13,661,239)
Class R	(28,727)	(281,171)	(109,402)	(937,454)
Class R1	(644)	(5,891)	(1)	(17)
Class R2	(85)	(856)	—	—
Class R3	(10,987)	(104,639)	(7,034)	(59,817)
	(2,250,144)	$(21,151,107)	(10,857,112)	$(93,327,044)
Net change
Class A	(632,455)	$(6,001,467)	(4,307,265)	$(36,974,081)
Class B	(593,027)	(5,447,571)	(1,673,544)	(13,954,622)
Class C	(128,638)	(1,169,293)	(599,787)	(5,005,678)
Class I	(22,860)	(212,279)	(1,333,050)	(12,309,242)
Class R	7,166	64,509	94,528	802,800
Class R1	5,490	47,992	7,502	60,993
Class R2	26,766	238,858	9,983	82,697
Class R3	28,114	252,477	4,617	40,189
Class R4	—	—	6,053	50,000
Class R5	—	—	6,053	50,000
	(1,309,444)	$(12,226,774)	(7,784,910)	$(67,156,944)

(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.

26 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35% . In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended February 28, 2006 was $376, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the six months ended February 28, 2006.

SEMIANNUAL REPORT 27

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under ‘‘Select a fund’’ on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q may be reviewed and copied at the:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

28 SEMIANNUAL REPORT

LETTER FROM THE CEO

Dear Shareholders,

It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you’re working with a seasoned investment professional who has experience to guide you through difficult times. At MFS®, we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals – be it a college education, a comfortable retirement, or a secure family legacy – is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes – including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer – through both up and down economic cycles.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer
 MFS Investment Management®
April 17, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

SEMIANNUAL REPORT 1

PORTFOLIO COMPOSITION

Top ten holdings
Bank of America Corp.	4.5%

Altria Group, Inc.	3.2%

Citigroup, Inc.	3.1%

Lockheed Martin Corp.	3.1%

Goldman Sachs Group, Inc.	3.0%

MetLife, Inc.	2.6%

Dominion Resources, Inc.	2.6%

Johnson & Johnson	2.6%

Sprint Nextel Corp.	2.5%

Northrop Grumman Corp.	2.3%

Equity market sectors
Financial Services	28.7%

Industrial Goods & Services	11.6%

Energy	11.3%

Utilities & Communications	10.7%

Consumer Staples	8.7%

Basic Materials	7.3%

Health Care	7.2%

Leisure	3.3%

Autos & Housing	2.6%

Technology	2.1%

Transportation	1.9%

Retailing	1.8%

Special Products & Services	1.5%

Percentages are based on net assets as of 2/28/06.

The portfolio is actively managed, and current holdings may be different.

2 SEMIANNUAL REPORT

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period, September 1, 2005 through February 28, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2005 through February 28, 2006.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMIANNUAL REPORT 3

Expense Table – continued

					Expenses
		Annualized	Beginning	Ending	Paid During
		Expense	Account Value	Account Value	Period(p)
Share Class		Ratio	9/01/05	2/28/06	9/01/05-2/28/06

A	Actual	1.19%	$1,000.00	$1,066.00	$ 6.10

	Hypothetical(h)	1.19%	$1,000.00	$1,018.89	$ 5.96

B	Actual	1.83%	$1,000.00	$1,062.60	$ 9.36

	Hypothetical(h)	1.83%	$1,000.00	$1,015.72	$ 9.15

C	Actual	1.84%	$1,000.00	$1,062.70	$ 9.41

	Hypothetical(h)	1.84%	$1,000.00	$1,015.67	$ 9.20

I	Actual	0.84%	$1,000.00	$1,067.90	$ 4.31

	Hypothetical(h)	0.84%	$1,000.00	$1,020.63	$ 4.21

R	Actual	1.34%	$1,000.00	$1,065.40	$ 6.86

	Hypothetical(h)	1.34%	$1,000.00	$1,018.15	$ 6.71

R1	Actual	1.96%	$1,000.00	$1,062.20	$10.02

	Hypothetical(h)	1.96%	$1,000.00	$1,015.08	$ 9.79

R2	Actual	1.61%	$1,000.00	$1,064.30	$ 8.24

	Hypothetical(h)	1.61%	$1,000.00	$1,016.81	$ 8.05

R3	Actual	1.50%	$1,000.00	$1,064.60	$ 7.68

	Hypothetical(h)	1.50%	$1,000.00	$1,017.36	$ 7.50

R4	Actual	1.24%	$1,000.00	$1,065.90	$ 6.35

	Hypothetical(h)	1.24%	$1,000.00	$1,018.65	$ 6.21

R5	Actual	0.95%	$1,000.00	$1,067.30	$ 4.87

	Hypothetical(h)	0.95%	$1,000.00	$1,020.08	$ 4.76

529A	Actual	1.44%	$1,000.00	$1,064.60	$ 7.37

	Hypothetical(h)	1.44%	$1,000.00	$1,017.65	$ 7.20

529B	Actual	2.09%	$1,000.00	$1,061.50	$10.68

	Hypothetical(h)	2.09%	$1,000.00	$1,014.43	$10.44

529C	Actual	2.09%	$1,000.00	$1,061.50	$10.68

	Hypothetical(h)	2.09%	$1,000.00	$1,014.43	$10.44

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

Effective October 1, 2005 the fund’s Class R1, Class R2, and Class R3 retirement plan administration and services fee was reduced (as described in Note 3 of the Notes to the Financial Statements). Had this fee reduction been in effect throughout the entire six month period, the annualized expense ratio would have been 1.94%, 1.59%, and 1.48% for Class R1, Class R2, and Class R3, respectively, and the actual expenses paid during the period would have been approximately $9.92, $8.14, and $7.58 for Class R1, Class R2, and Class R3, respectively.

4 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (unaudited) – 2/28/06
The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.
Stocks - 98.7%

Issuer	Shares/Par	Value ($)

Aerospace - 6.8%

Lockheed Martin Corp.	3,378,260	$246,173,806
Northrop Grumman Corp.	2,857,540	183,168,314
United Technologies Corp.	1,915,670	112,066,695

		$541,408,815

Alcoholic Beverages - 0.9%

Diageo PLC	4,783,909	$73,586,710

Automotive - 0.2%

Johnson Controls, Inc. (l)	223,690	$15,942,386

Banks & Credit Companies - 16.1%

American Express Co.	1,456,650	$78,484,302
Bank of America Corp.	7,812,875	358,220,319
Bank of New York Co., Inc.	501,300	17,164,512
Citigroup, Inc.	5,410,850	250,901,114
Fannie Mae	2,241,770	122,579,984
Freddie Mac (l)	619,770	41,766,300
PNC Financial Services Group, Inc.	1,687,640	118,725,474
SunTrust Banks, Inc.	2,225,650	161,070,291
UBS AG (l)	761,185	80,941,275
Wells Fargo & Co.	884,120	56,760,504

		$1,286,614,075

Broadcast & Cable TV - 1.8%

CBS Corp., ‘‘B’’	1,475,321	$36,086,352
Viacom, Inc., ‘‘B’’ (n)	1,476,111	58,985,396
Walt Disney Co.	1,847,210	51,703,408

		$146,775,156

Brokerage & Asset Managers - 6.0%

Ameriprise Financial, Inc.	180,852	$8,225,149
Franklin Resources, Inc.	399,780	41,049,410
Goldman Sachs Group, Inc.	1,683,750	237,897,037
Lehman Brothers Holdings, Inc.	430,000	62,758,500
Mellon Financial Corp.	2,147,040	77,486,674
Merrill Lynch & Co., Inc.	655,300	50,595,713

		$478,012,483

Business Services - 1.5%

Accenture Ltd., ‘‘A’’ (l)	3,666,930	$119,761,934

	SEMIANNUAL REPORT 5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Stocks - continued

Chemicals - 4.5%

Dow Chemical Co.	1,535,790	$66,085,044
E.I. du Pont de Nemours & Co.	2,065,590	83,119,342
Nalco Holding Co. (n)	993,590	17,387,825
PPG Industries, Inc.	1,772,640	107,475,163
Syngenta AG	593,680	83,930,944

		$357,998,318

Computer Software - 0.8%

Oracle Corp. (n)	3,720,250	$46,205,505
Symantec Corp. (l)(n)	1,244,590	21,021,125

		$67,226,630

Construction - 2.4%

Masco Corp. (l)	5,374,510	$167,630,967
Sherwin-Williams Co.	541,330	24,657,582

		$192,288,549

Consumer Goods & Services - 0.5%

Kimberly-Clark Corp.	687,030	$40,658,435

Containers - 0.3%

Smurfit-Stone Container Corp. (l)(n)	1,560,510	$20,473,891

Electrical Equipment - 1.7%

Cooper Industries Ltd., ‘‘A’’	851,750	$71,291,475
Tyco International Ltd.	679,220	17,517,084
W.W. Grainger, Inc.	610,650	45,212,526

		$134,021,085

Electronics - 0.8%

Analog Devices, Inc. (l)	593,860	$22,649,820
Intel Corp.	1,915,960	39,468,776

		$62,118,596

Energy - Independent - 1.5%

Apache Corp. (l)	384,600	$25,737,432
Devon Energy Corp. (l)	960,320	56,303,562
EOG Resources, Inc.	581,830	39,215,342

		$121,256,336

Energy - Integrated - 9.3%

Amerada Hess Corp. (l)	492,400	$68,103,844
BP PLC, ADR (l)	1,524,180	101,236,036
Chevron Corp.	1,007,104	56,881,234
ConocoPhillips (l)	2,935,830	178,968,197
Exxon Mobil Corp.	2,734,140	162,325,892
TOTAL S.A., ADR (l)	1,394,190	175,849,185

		$743,364,388

6 SEMIANNUAL REPORT

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Stocks - continued

Food & Non-Alcoholic Beverages - 4.1%

Archer Daniels Midland Co. (l)	1,570,655	$49,821,177
H.J. Heinz Co. (l)	1,073,050	40,636,403
Kellogg Co.	2,470,220	109,455,448
Nestle S.A. (l)	153,527	45,208,428
PepsiCo, Inc.	650,536	38,453,183
Sara Lee Corp.	2,580,940	45,605,210

		$329,179,849

Forest & Paper Products - 1.1%

Bowater, Inc. (l)	566,740	$14,746,575
International Paper Co. (l)	2,307,640	75,621,363

		$90,367,938

General Merchandise - 0.2%

Federated Department Stores, Inc. (l)	220,470	$15,662,189

Health Maintenance Organizations - 0.4%

CIGNA Corp.	281,480	$34,551,670

Insurance - 6.6%

Allstate Corp.	3,117,790	$170,792,536
Chubb Corp.	516,150	49,421,362
Hartford Financial Services Group, Inc.	934,675	76,998,526
Lincoln National Corp. (l)	464,710	26,381,587
MetLife, Inc.	4,118,860	206,437,263

		$530,031,274

Leisure & Toys - 0.4%

Hasbro, Inc. (l)	1,429,010	$28,994,613

Machinery & Tools - 3.1%

Deere & Co. (l)	2,196,596	$167,534,377
Finning International, Inc.	277,240	9,145,433
Illinois Tool Works, Inc. (l)	788,010	67,642,778

		$244,322,588

Medical Equipment - 0.2%

Baxter International, Inc.	386,120	$14,614,642

Network & Telecom - 0.5%

Cisco Systems, Inc. (n)	2,126,630	$43,042,991

Oil Services - 0.5%

Noble Corp.	528,380	$39,052,566

	SEMIANNUAL REPORT 7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Stocks - continued

Pharmaceuticals - 6.6%

Abbott Laboratories	1,827,860	$80,754,855
Eli Lilly & Co.	288,690	16,056,938
Johnson & Johnson	3,559,120	205,183,268
Merck & Co., Inc.	3,563,350	124,218,381
Wyeth	2,082,400	103,703,520

		$529,916,962

Printing & Publishing - 1.1%

Reed Elsevier PLC	5,941,620	$53,730,944
Tribune Co. (l)	1,108,644	33,924,506

		$87,655,450

Railroad & Shipping - 1.7%

Burlington Northern Santa Fe Corp.	1,410,310	$110,906,778
Norfolk Southern Corp.	526,260	26,933,987

		$137,840,765

Specialty Chemicals - 1.4%

Air Products & Chemicals, Inc. (l)	947,388	$60,784,414
Praxair, Inc.	895,660	48,347,727

		$109,132,141

Specialty Stores - 1.6%

Gap, Inc. (l)	4,412,030	$81,799,036
Home Depot, Inc.	573,110	24,156,587
Lowe’s Cos., Inc.	347,180	23,670,732

		$129,626,355

Telecommunications - Wireless - 1.1%

Vodafone Group PLC	44,659,490	$85,477,661

Telephone Services - 4.0%

Sprint Nextel Corp.	8,236,090	$197,913,243
Verizon Communications, Inc.	3,578,770	120,604,549

		$318,517,792

Tobacco - 3.2%

Altria Group, Inc.	3,564,650	$256,298,335

Trucking - 0.2%

CNF, Inc.	330,230	$16,570,941

8 SEMIANNUAL REPORT

Portfolio of Investments (unaudited) – continued
Issuer				Shares/Par	Value ($)

Stocks - continued

Utilities - Electric Power - 5.6%

Dominion Resources, Inc.				2,740,370	$205,801,787
Entergy Corp.				424,680	30,793,547
Exelon Corp. (l)				500,520	28,584,697
FPL Group, Inc. (l)				1,432,010	60,044,179
PPL Corp.				1,323,280	42,080,304
Public Service Enterprise Group, Inc.				532,430	36,945,318
TXU Corp.				801,100	41,969,629
					$446,219,461

Total Stocks (Identified Cost, $6,374,678,056)					$7,888,583,970

Warrants - 0%

		Strike
		Price	1st Exercise

Syngenta AG (Chemicals) (n)
(Identified Cost, $234,377)		CHF 234.00	5/23/06	593,680	$734,169

Collateral for Securities Loaned - 3.4%

Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value				273,346,025	$273,346,025

Short-Term Obligations - 1.0% (y)

Edison Asset Securitization LLC, 4.58%, due 4/17/06 (t)				$908,000	$902,571

General Electric Capital Corp., 4.56%, due 3/01/06				78,131,000	78,131,000

Total Short-Term Obligations, at Amortized Cost and Value					$79,033,571

Total Investments (Identified Cost, $6,727,292,029)					$8,241,697,735

Other Assets, Less Liabilities - (3.1)%					(250,027,843)

Net Assets - 100.0%					$7,991,669,892

(n)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(y)	The rate shown represents an annualized yield at time of purchase.
(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) o fthe Securities Act of 1933.
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in
U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
The following abbreviation is used in the Portfolio of Investments and is defined:
ADR American Depository Receipt
See Notes to Financial Statements

				SEMIANNUAL REPORT 9

FINANCIAL STATEMENTS | Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities composing the total value of the fund.
At 2/28/06
Assets

Investments, at value, including $266,664,557 of securities on
loan (identified cost, $6,727,292,029)	$8,241,697,735
Cash	2,138
Receivable for investments sold	16,668,342
Receivable for fund shares sold	20,319,315
Interest and dividends receivable	16,588,585

Total assets		$8,295,276,115

Liabilities

Payable for investments purchased	$9,007,627
Payable for fund shares reacquired	19,516,192
Collateral for securities loaned, at value	273,346,025
Payable to affiliates
Management fee	131,861
Shareholder servicing costs	791,368
Distribution and service fees	104,986
Administrative services fee	788
Program manager fees	37
Retirement plan administration and services fees	263
Payable for independent trustees’ compensation	20,987
Accrued expenses and other liabilities	686,089

Total liabilities		$303,606,223

Net assets		$7,991,669,892

Net assets consist of:

Paid-in capital	$6,354,234,656
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies	1,514,400,755
Accumulated net realized gain (loss) on investments and
foreign currency transactions	116,346,826
Undistributed net investment income	6,687,655

Net assets		$7,991,669,892

Shares of beneficial interest outstanding		332,858,622

10 SEMIANNUAL REPORT

Statement of Assets and Liabilities (unaudited) – continued
Class A shares
Net assets	$4,670,756,197
Shares outstanding	194,286,127

Net asset value per share		$24.04

Offering price per share (100/94.25 x net asset value per share)		$25.51

Class B shares

Net assets	$1,209,694,228
Shares outstanding	50,650,172

Net asset value and offering price per share		$23.88

Class C shares

Net assets	$877,548,638
Shares outstanding	36,782,265

Net asset value and offering price per share		$23.86

Class I shares

Net assets	$1,036,999,120
Shares outstanding	42,944,344

Net asset value, offering price, and redemption price
per share		$24.15

Class R shares

Net assets	$114,264,163
Shares outstanding	4,763,525

Net asset value, offering price, and redemption price
per share		$23.99

Class R1 shares

Net assets	$1,955,412
Shares outstanding	82,143

Net asset value, offering price, and redemption price
per share		$23.81

Class R2 shares

Net assets	$940,444
Shares outstanding	39,388

Net asset value, offering price, and redemption price
per share		$23.88

Class R3 shares

Net assets	$15,008,116
Shares outstanding	627,203

Net asset value, offering price, and redemption price
per share		$23.93

		SEMIANNUAL REPORT 11

Statement of Assets and Liabilities (unaudited) – continued
Class R4 shares

Net assets	$8,485,885
Shares outstanding	353,063

Net asset value, offering price, and redemption price
per share		$24.03

Class R5 shares

Net assets	$50,632,549
Shares outstanding	2,104,644

Net asset value, offering price, and redemption price
per share		$24.06

Class 529A shares

Net assets	$3,394,006
Shares outstanding	141,811

Net asset value per share		$23.93

Offering price per share (100/94.25 x net asset value per share)		$25.39

Class 529B shares

Net assets	$808,566
Shares outstanding	34,074

Net asset value and offering price per share		$23.73

Class 529C shares

Net assets	$1,182,568
Shares outstanding	49,863

Net asset value and offering price per share		$23.72

Shares outstanding are rounded for presentation purposes.

On sales of $50,000 or more, the offering price of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

12 SEMIANNUAL REPORT

FINANCIAL STATEMENTS | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/06
Net investment income

Income
Dividends	$83,935,608
Interest	2,499,760
Foreign taxes withheld	(384,112)

Total investment income		$86,051,256

Expenses
Management fee	$23,255,349
Distribution and service fees	18,710,987
Program manager fees	6,174
Shareholder servicing costs	7,247,790
Administrative services fee	182,118
Retirement plan administration and services fees	39,907
Independent trustees’ compensation	49,878
Custodian fee	741,367
Shareholder communications	357,506
Auditing fees	21,680
Legal fees	57,076
Miscellaneous	402,719

Total expenses		$51,072,551

Fees paid indirectly	$(204,259)
Reduction of expenses by investment adviser	(114,559)

Net expenses		$50,753,733

Net investment income		$35,297,523

Realized and unrealized gain (loss) on investments

Realized gain (loss) (identified cost basis)
Investment transactions	$197,580,476
Foreign currency transactions	(36,197)

Net realized gain (loss) on investments and foreign
currency transactions		$197,544,279

Change in unrealized appreciation (depreciation)
Investments	$266,208,514
Translation of assets and liabilities in foreign currencies	(2,368)

Net unrealized gain (loss) on investments and foreign
currency translation		$266,206,146

Net realized and unrealized gain (loss) on investments and
foreign currency		$463,750,425

Change in net assets from operations		$499,047,948

See Notes to Financial Statements

	SEMIANNUAL REPORT 13

FINANCIAL STATEMENTS | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/06	8/31/05
	(unaudited)
Change in net assets

From operations

Net investment income	$35,297,523	$75,352,542
Net realized gain (loss) on investments and foreign
currency transactions	197,544,279	375,822,875
Net unrealized gain (loss) on investments and foreign
currency translation	266,206,146	503,440,230

Change in net assets from operations	$499,047,948	$954,615,647

Distributions declared to shareholders

From net investment income
Class A	$(30,261,047)	$(46,363,055)
Class B	(4,293,456)	(7,662,195)
Class C	(3,056,806)	(5,049,720)
Class I	(7,626,496)	(10,452,013)
Class R	(580,229)	(695,925)
Class R1	(5,311)	(235)
Class R2	(3,869)	(89)
Class R3	(65,652)	(25,014)
Class R4	(12,696)	(145)
Class R5	(205,277)	(180)
Class 529A	(16,641)	(21,518)
Class 529B	(1,743)	(2,457)
Class 529C	(2,851)	(3,600)
From net realized gain on investments and foreign
currency transactions
Class A	(217,446,760)	—
Class B	(58,304,573)	—
Class C	(41,125,028)	—
Class I	(44,433,140)	—
Class R	(5,057,671)	—
Class R1	(65,732)	—
Class R2	(32,165)	—
Class R3	(644,654)	—
Class R4	(108,618)	—
Class R5	(2,214,112)	—
Class 529A	(147,960)	—
Class 529B	(34,246)	—
Class 529C	(54,564)	—

Total distributions declared to shareholders	$(415,801,297)	$(70,276,146)

14 SEMIANNUAL REPORT

Statements of Changes in Net Assets – continued
	Six months ended	Year ended
	2/28/06	8/31/05
	(unaudited)

Change in net assets from fund share transactions	$228,763,567	$662,205,274

Redemption fees	$—	$15,186

Total change in net assets	$312,010,218	$1,546,559,961

Net assets

At beginning of period	7,679,659,674	6,133,099,713
At end of period (including undistributed net investment
income of $6,687,655 and $17,522,206, respectively)	$7,991,669,892	$7,679,659,674

See Notes to Financial Statements

	SEMIANNUAL REPORT 15

FINANCIAL STATEMENTS | Financial Highlights
The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months
	ended		Years ended 8/31
Class A	2/28/06		2005	2004		2003	2002	2001
	(unaudited)
Net asset value,
beginning of period	$23.81		$20.88	$18.03		$17.21	$19.28	$19.38

Income (loss) from
investment operations

Net investment income (d)	$0.12		$0.28	$0.23		$0.24	$0.20	$0.20
Net realized and
unrealized gain (loss)
on investments and
foreign currency	1.41		2.91	2.84		0.81	(2.05)	0.44

Total from investment
operations	$1.53		$3.19	$3.07		$1.05	$(1.85)	$0.64

Less distributions declared
to shareholders

From net investment
income	$(0.16)		$(0.26)	$(0.22)		$(0.23)	$(0.15)	$(0.19)
From net realized gain
on investments and
foreign currency
transactions	(1.14)		—	—		—	(0.07)	(0.55)

Total distributions declared
to shareholders	$(1.30)		$(0.26)	$(0.22)		$(0.23)	$(0.22)	$(0.74)

Net asset value,
end of period	$24.04		$23.81	$20.88		$18.03	$17.21	$19.28

Total return (%) (t)(s)(r)	6.60	(n)	15.36	17.13	(b)	6.22	(9.64)	3.19

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense
reductions (f)	1.19	(a)	1.16	1.18		1.20	1.25	1.21
Expenses after expense
reductions (f)	1.19	(a)	1.16	1.18		1.20	1.25	1.21
Net investment income	1.04	(a)	1.23	1.14		1.41	1.05	1.00
Portfolio turnover	11		24	42		55	48	63
Net assets at end of
period (000 Omitted)	$4,670,756		$4,554,484	$3,527,854		$3,039,085	$1,820,568	$981,373

See Notes to Financial Statements

16 SEMIANNUAL REPORT

Financial Highlights – continued
	Six months
	ended		Years ended 8/31
Class B	2/28/06		2005	2004		2003	2002	2001
	(unaudited)
Net asset value,
beginning of period	$23.66		$20.77	$17.94		$17.13	$19.19	$19.30

Income (loss) from
investment operations

Net investment income (d)	$0.05		$0.13	$0.10		$0.12	$0.07	$0.07
Net realized and
unrealized gain (loss)
on investments and
foreign currency	1.39		2.90	2.83		0.81	(2.02)	0.45

Total from investment
operations	$1.44		$3.03	$2.93		$0.93	$(1.95)	$0.52

Less distributions declared
to shareholders

From net investment
income	$(0.08)		$(0.14)	$(0.10)		$(0.12)	$(0.04)	$(0.08)
From net realized gain on
investments and foreign
currency transactions	(1.14)		—	—		—	(0.07)	(0.55)

Total distributions declared
to shareholders	$(1.22)		$(0.14)	$(0.10)		$(0.12)	$(0.11)	$(0.63)

Net asset value,
end of period	$23.88		$23.66	$20.77		$17.94	$17.13	$19.19

Total return (%) (t)(s)(r)	6.26	(n)	14.61	16.35	(b)	5.50	(10.20)	2.55

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense
reductions (f)	1.83	(a)	1.81	1.82		1.85	1.90	1.86
Expenses after expense
reductions (f)	1.83	(a)	1.81	1.82		1.85	1.90	1.86
Net investment income	0.39	(a)	0.58	0.49		0.76	0.40	0.35
Portfolio turnover	11		24	42		55	48	63
Net assets at end of period
(000 Omitted)	$1,209,694		$1,262,029	$1,199,074		$1,069,389	$923,330	$698,338

See Notes to Financial Statements

						SEMIANNUAL REPORT 17

Financial Highlights – continued
	Six months
	ended		Years ended 8/31
Class C	2/28/06		2005	2004		2003	2002	2001
	(unaudited)
Net asset value,
beginning of period	$23.64		$20.75	$17.93		$17.12	$19.18	$19.30

Income (loss) from
investment operations

Net investment income (d)	$0.05		$0.13	$0.10		$0.12	$0.07	$0.07
Net realized and unrealized
gain (loss) on investments and
foreign currency	1.40		2.90	2.82		0.81	(2.02)	0.44

Total from investment operations	$1.45		$3.03	$2.92		$0.93	$(1.95)	$0.51

Less distributions declared
to shareholders

From net investment income	$(0.09)		$(0.14)	$(0.10)		$(0.12)	$(0.04)	$(0.08)
From net realized gain on
investments and foreign
currency transactions	(1.14)		—	—		—	(0.07)	(0.55)

Total distributions declared
to shareholders	$(1.23)		$(0.14)	$(0.10)		$(0.12)	$(0.11)	$(0.63)

Net asset value, end of period	$23.86		$23.64	$20.75		$17.93	$17.12	$19.18

Total return (%) (t)(s)(r)	6.27	(n)	14.63	16.32	(b)	5.52	(10.21)	2.52

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense
reductions (f)	1.84	(a)	1.81	1.82		1.85	1.90	1.86
Expenses after expense
reductions (f)	1.84	(a)	1.81	1.82		1.85	1.90	1.86
Net investment income	0.39	(a)	0.58	0.49		0.76	0.40	0.35
Portfolio turnover	11		24	42		55	48	63
Net assets at end of period
(000 Omitted)	$877,549		$863,486	$761,669		$648,318	$473,537	$366,154

See Notes to Financial Statements

18 SEMIANNUAL REPORT

Financial Highlights – continued
Six months
	ended		Years ended 8/31
Class I	2/28/06		2005	2004		2003	2002	2001
(unaudited)
Net asset value, beginning of period	$23.91		$20.95	$18.10		$17.27	$19.35	$19.47

Income (loss) from
investment operations

Net investment income (d)	$0.17		$0.37	$0.30		$0.30	$0.27	$0.28
Net realized and unrealized
gain (loss) on investments and
foreign currency	1.41		2.91	2.84		0.82	(2.06)	0.44

Total from investment operations	$1.58		$3.28	$3.14		$1.12	$(1.79)	$0.72

Less distributions declared
to shareholders

From net investment income	$(0.20)		$(0.32)	$(0.29)		$(0.29)	$(0.22)	$(0.29)
From net realized gain on
investments and foreign
currency transactions	(1.14)		—	—		—	(0.07)	(0.55)

Total distributions declared
to shareholders	$(1.34)		$(0.32)	$(0.29)		$(0.29)	$(0.29)	$(0.84)

Net asset value, end of period	$24.15		$23.91	$20.95		$18.10	$17.27	$19.35

Total return (%) (s)(r)	6.79	(n)	15.78	17.47	(b)	6.61	(9.35)	3.58

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	0.84	(a)	0.81	0.83		0.85	0.90	0.86
Expenses after expense reductions (f)	0.84	(a)	0.81	0.83		0.85	0.90	0.86
Net investment income	1.40	(a)	1.59	1.50		1.76	1.40	1.35
Portfolio turnover	11		24	42		55	48	63
Net assets at end of period
(000 Omitted)	$1,036,999		$899,654	$593,364		$296,961	$76,932	$45,849

See Notes to Financial Statements

						SEMIANNUAL REPORT 19

Financial Highlights – continued
	Six months
	ended		Years ended 8/31
Class R	2/28/06		2005	2004		2003(i)
	(unaudited)
Net asset value, beginning of period	$23.76		$20.84	$18.01		$16.53

Income (loss) from investment operations

Net investment income (d)	$0.11		$0.25	$0.21		$0.15
Net realized and unrealized gain (loss) on investments
and foreign currency	1.40		2.90	2.82		1.45

Total from investment operations	$1.51		$3.15	$3.03		$1.60

Less distributions declared to shareholders

From net investment income	$(0.14)		$(0.23)	$(0.20)		$(0.12)
From net realized gain on investments and foreign
currency transactions	(1.14)		—	—		—

Total distributions declared to shareholders	$(1.28)		$(0.23)	$(0.20)		$(0.12)

Net asset value, end of period	$23.99		$23.76	$20.84		$18.01

Total return (%) (s)(r)	6.54	(n)	15.21	16.92	(b)	9.76	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.34	(a)	1.31	1.33		1.42	(a)
Expenses after expense reductions (f)	1.34	(a)	1.31	1.33		1.42	(a)
Net investment income	0.93	(a)	1.10	1.02		1.26	(a)
Portfolio turnover	11		24	42		55
Net assets at end of period (000 Omitted)	$114,264		$85,302	$47,970		$14,583

See Notes to Financial Statements

20 SEMIANNUAL REPORT

Financial Highlights – continued
	Six months		Year
	ended		ended
Class R1	2/28/06		8/31/05(i)
	(unaudited)
Net asset value, beginning of period	$23.63		$23.17

Income (loss) from investment operations

Net investment income (d)	$0.04		$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	1.39		0.42	(g)

Total from investment operations	$1.43		$0.51

Less distributions declared to shareholders

From net investment income	$(0.11)		$(0.05)
From net realized gain on investments and foreign currency transactions	(1.14)		—

Total distributions declared to shareholders	$(1.25)		$(0.05)

Net asset value, end of period	$23.81		$23.63

Total return (%) (s)(r)	6.22	(n)	2.21	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	2.05	(a)	2.04	(a)
Expenses after expense reductions (f)	1.96	(a)	2.04	(a)
Net investment income	0.35	(a)	0.89	(a)
Portfolio turnover	11		24
Net assets at end of period (000 Omitted)	$1,955		$574

	Six months		Year
	ended		ended
Class R2	2/28/06		8/31/05(i)
	(unaudited)
Net asset value, beginning of period	$23.67		$23.17

Income (loss) from investment operations

Net investment income (d)	$0.07		$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	1.41		0.43	(g)

Total from investment operations	$1.48		$0.54

Less distributions declared to shareholders

From net investment income	$(0.13)		$(0.04)
From net realized gain on investments and foreign currency transactions	(1.14)		—

Total distributions declared to shareholders	$(1.27)		$(0.04)

Net asset value, end of period	$23.88		$23.67

Total return (%) (s)(r)	6.43	(n)	2.34	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.73	(a)	1.73	(a)
Expenses after expense reductions (f)	1.61	(a)	1.73	(a)
Net investment income	0.60	(a)	1.49	(a)
Portfolio turnover	11		24
Net assets at end of period (000 Omitted)	$940		$732

See Notes to Financial Statements

	SEMIANNUAL REPORT 21

Financial Highlights – continued
	Six months
	ended		Years ended 8/31
Class R3	2/28/06		2005	2004(i)
	(unaudited)
Net asset value, beginning of period	$23.71		$20.84	$18.73

Income (loss) from investment operations

Net investment income (d)	$0.09		$0.21	$0.11
Net realized and unrealized gain (loss) on investments and
foreign currency	1.40		2.88	2.12

Total from investment operations	$1.49		$3.09	$2.23

Less distributions declared to shareholders

From net investment income	$(0.13)		$(0.22)	$(0.12)
From net realized gain on investments and foreign
currency transactions	(1.14)		—	—

Total distributions declared to shareholders	$(1.27)		$(0.22)	$(0.12)

Net asset value, end of period	$23.93		$23.71	$20.84

Total return (%) (s)(r)	6.46	(n)	14.91	11.93	(b)(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.59	(a)	1.57	1.59	(a)
Expenses after expense reductions (f)	1.50	(a)	1.57	1.59	(a)
Net investment income	0.76	(a)	0.93	0.80	(a)
Portfolio turnover	11		24	42
Net assets at end of period (000 Omitted)	$15,008		$8,316	$414

See Notes to Financial Statements

22 SEMIANNUAL REPORT

Financial Highlights – continued
	Six months		Year
	ended		ended
Class R4	2/28/06		8/31/05(i)
	(unaudited)
Net asset value, beginning of period	$23.81		$23.29

Income (loss) from investment operations

Net investment income (d)	$0.13		$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	1.40		0.44(g)

Total from investment operations	$1.53		$0.59

Less distributions declared to shareholders

From net investment income	$(0.17)		$(0.07)
From net realized gain on investments and foreign currency transactions	(1.14)		—

Total distributions declared to shareholders	$(1.31)		$(0.07)

Net asset value, end of period	$24.03		$23.81

Total return (%) (s)(r)	6.59(n)		2.53(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.24(a)		1.23(a)
Expenses after expense reductions (f)	1.24(a)		1.23(a)
Net investment income	1.14(a)		1.94(a)
Portfolio turnover	11		24
Net assets at end of period (000 Omitted)	$8,486		$400

	Six months		Year
	ended		ended
Class R5	2/28/06		8/31/05(i)
	(unaudited)
Net asset value, beginning of period	$23.83		$23.29

Income (loss) from investment operations

Net investment income (d)	$0.18		$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	1.38		0.47	(g)

Total from investment operations	$1.56		$0.62

Less distributions declared to shareholders

From net investment income	$(0.19)		$(0.08)
From net realized gain on investments and foreign currency transactions	(1.14)		—

Total distributions declared to shareholders	$(1.33)		$(0.08)

Net asset value, end of period	$24.06		$23.83

Total return (%) (s)(r)	6.73	(n)	2.68	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	0.95	(a)	0.92	(a)
Expenses after expense reductions (f)	0.95	(a)	0.92	(a)
Net investment income	1.52	(a)	1.57	(a)
Portfolio turnover	11		24
Net assets at end of period (000 Omitted)	$50,633		$51

See Notes to Financial Statements

	SEMIANNUAL REPORT 23

Financial Highlights – continued
Six months
	ended		Years ended 8/31
Class 529A	2/28/06		2005	2004		2003	2002(i)
	(unaudited)
Net asset value, beginning of period	$23.71		$20.80	$18.00		$17.21	$16.84

Income (loss) from investment operations

Net investment income (d)	$0.09		$0.23	$0.18		$0.20	$0.03
Net realized and unrealized gain (loss) on
investments and foreign currency	1.40		2.90	2.80		0.81	0.34

Total from investment operations	$1.49		$3.13	$2.98		$1.01	$0.37

Less distributions declared to shareholders

From net investment income	$(0.13)		$(0.22)	$(0.18)		$(0.22)	$—
From net realized gain on investments and
foreign currency transactions	(1.14)		—	—		—	—

Total distributions declared to shareholders	$(1.27)		$(0.22)	$(0.18)		$(0.22)	$—

Net asset value, end of period	$23.93		$23.71	$20.80		$18.00	$17.21

Total return (%) (t)(s)(r)	6.46	(n)	15.09	16.63	(b)	5.98	2.20	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.44	(a)	1.41	1.43		1.48	1.50	(a)
Expenses after expense reductions (f)	1.44	(a)	1.41	1.43		1.48	1.50	(a)
Net investment income	0.80	(a)	0.99	0.91		1.20	2.23	(a)
Portfolio turnover	11		24	42		55	48
Net assets at end of period (000 Omitted)	$3,394		$2,914	$1,673		$806	$10

See Notes to Financial Statements

24 SEMIANNUAL REPORT

Financial Highlights – continued
Six months
	ended		Years ended 8/31
Class 529B	2/28/06		2005	2004		2003	2002(i)
(unaudited)
Net asset value, beginning of period	$23.52		$20.67	$17.87		$17.12	$16.76

Income (loss) from investment operations

Net investment income (d)	$0.02		$0.08	$0.05		$0.09	$0.02
Net realized and unrealized gain (loss) on
investments and foreign currency	1.39		2.87	2.81		0.80	0.34

Total from investment operations	$1.41		$2.95	$2.86		$0.89	$0.36

Less distributions declared to shareholders

From net investment income	$(0.06)		$(0.10)	$(0.06)		$(0.14)	$—
From net realized gain on investments and
foreign currency transactions	(1.14)		—	—		—	—

Total distributions declared to shareholders	$(1.20)		$(0.10)	$(0.06)		$(0.14)	$—

Net asset value, end of period	$23.73		$23.52	$20.67		$17.87	$17.12

Total return (%) (t)(s)(r)	6.15	(n)	14.32	16.03	(b)	5.29	2.15	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	2.09	(a)	2.06	2.07		2.13	2.15	(a)
Expenses after expense reductions (f)	2.09	(a)	2.06	2.07		2.13	2.15	(a)
Net investment income	0.15	(a)	0.34	0.27		0.52	1.33	(a)
Portfolio turnover	11		24	42		55	48
Net assets at end of period (000 Omitted)	$809		$655	$439		$181	$6

See Notes to Financial Statements

				SEMIANNUAL REPORT 25

Financial Highlights – continued
Six months
	ended		Years ended 8/31
Class 529C	2/28/06		2005	2004		2003	2002(i)
(unaudited)
Net asset value, beginning of period	$23.51		$20.66	$17.86		$17.11	$16.75

Income (loss) from investment operations

Net investment income (d)	$0.02		$0.08	$0.05		$0.09	$0.02
Net realized and unrealized gain (loss) on
investments and foreign currency	1.39		2.87	2.81		0.80	0.34

Total from investment operations	$1.41		$2.95	$2.86		$0.89	$0.36

Less distributions declared to shareholders

From net investment income	$(0.06)		$(0.10)	$(0.06)		$(0.14)	$—
From net realized gain on investments and
foreign currency transactions	(1.14)		—	—		—	—

Total distributions declared to shareholders	$(1.20)		$(0.10)	$(0.06)		$(0.14)	$—

Net asset value, end of period	$23.72		$23.51	$20.66		$17.86	$17.11

Total return (%) (t)(s)(r)	6.15	(n)	14.32	16.03	(b)	5.31	2.15	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	2.09	(a)	2.06	2.07		2.13	2.15	(a)
Expenses after expense reductions (f)	2.09	(a)	2.06	2.07		2.13	2.15	(a)
Net investment income	0.15	(a)	0.36	0.26		0.55	1.75	(a)
Portfolio turnover	11		24	42		55	48
Net assets at end of period (000 Omitted)	$1,183		$1,062	$643		$352	$21

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(i)	For the period from the class’ inception, December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B,
and 529C), October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(a)	Annualized.
(n)	Not annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(t)	Total returns do not include any applicable sales charges.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
See Notes to Financial Statements

26 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) Business and Organization

MFS Value Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the fund’s valuation time that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund’s valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

SEMIANNUAL REPORT 27

Notes to Financial Statements (unaudited) – continued

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (‘‘State Street’’), as lending agent, may loan the securities of the fund to certain qualified institutions (the ‘‘Borrowers’’) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Short Term Fees – For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund’s prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

28 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

Fees Paid Indirectly – The fund’s custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended February 28, 2006, the fund’s custodian fees were reduced by $196,367 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended February 28, 2006, the fund’s custodian expenses were reduced by $7,892 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective January 1, 2006, the commission recapture agreement was terminated.

Tax Matters and Distributions – The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes.

SEMIANNUAL REPORT 29

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to foreign currency transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders is as follows:

	August 31, 2005	August 31, 2004
Ordinary income	$70,276,146	$54,471,492

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of February 28, 2006
Cost of investments(1)	$6,749,571,355

Gross appreciation	$1,702,941,255
Gross depreciation	(210,814,875)

Net unrealized appreciation (depreciation)	$1,492,126,380
As of August 31, 2005
Undistributed ordinary income	$17,533,434
Undistributed long-term capital gain	310,751,096
Other temporary differences	(13,811)
Net unrealized appreciation (depreciation)	1,225,917,866

(1) Aggregate cost includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets. The investment adviser has contractually agreed to reduce its management fee to 0.55% of average daily net assets in excess of $7.5 billion. This management fee reduction amounted to $78,357, which is shown as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended February 28, 2006 was equivalent to an annual effective rate of 0.60% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $163,550 and $2,299 for the six months ended

30 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

February 28, 2006, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
			Total	Annual	Distribution
	Distribution	Service	Distribution	Effective	and Service
	Fee Rate	Fee Rate	Plan(1)	Rate(2)	Fee
Class A	0.10%	0.25%	0.35%	0.35%	$7,984,389
Class B	0.75%	0.25%	1.00%	1.00%	6,112,364
Class C	0.75%	0.25%	1.00%	1.00%	4,304,119
Class R	0.25%	0.25%	0.50%	0.50%	253,106
Class R1	0.50%	0.25%	0.75%	0.75%	4,860
Class R2	0.25%	0.25%	0.50%	0.50%	1,892
Class R3	0.25%	0.25%	0.50%	0.50%	31,590
Class R4	—	0.25%	0.25%	0.25%	4,040
Class 529A	0.25%	0.25%	0.50%	0.35%	5,421
Class 529B	0.75%	0.25%	1.00%	1.00%	3,579
Class 529C	0.75%	0.25%	1.00%	1.00%	5,627

Total Distribution and Service Fees					$18,710,987

(1)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(2)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2006 based on each class’ average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet implemented and will commence on such date as the fund’s Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2006, were as follows:

Amount
Class A	$29,730
Class B	$1,018,734
Class C	$35,395
Class 529B	$19
Class 529C	$—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition

SEMIANNUAL REPORT 31

Notes to Financial Statements (unaudited) – continued

programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund’s 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund’s 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2006, were as follows:

Amount
Class 529A	$3,872
Class 529B	895
Class 529C	1,407

Total Program Manager Fees	$6,174

Shareholder Servicing Agent – The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2006, the fee was $3,766,449, which equated to 0.0972% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended February 28, 2006, these costs amounted to $2,941,095.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund’s annual fixed amount is $10,000.

The administrative services fee incurred for the six months ended February 28, 2006 was equivalent to an annual effective rate of 0.0047% of the fund’s average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services

32 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

fee to affiliated or unaffiliated third parties. For the six months ended February 28, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class’ average daily net assets:

		Annual
		Effective	Total
	Fee Rate	Rate(1)	Amount
Class R1	0.45%	0.36%	$2,911
Class R2	0.40%	0.28%	1,510
Class R3	0.25%	0.16%	15,753
Class R4	0.15%	0.15%	2,424
Class R5	0.10%	0.10%	17,309

Total Retirement Plan Administration and Services Fees			$39,907

(1)	Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2007. For the six months ended February 28, 2006, this waiver amounted to $6,576 and is reflected as a reduction of total expenses in the Statement of Operations.

Trustees’ and Officers’ Compensation – The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $756. This amount is included in Independent trustees’ compensation for the six months ended February 28, 2006. The deferred liability for retirement benefits payable to retired Trustees amounted to $10,819 at February 28, 2006, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended February 28, 2006, the fee paid to Tarantino LLC was $31,041. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $29,626, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

SEMIANNUAL REPORT 33

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $858,935,474 and $937,442,674, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/06		Year ended 8/31/05(i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	27,399,229	$650,132,357	67,622,518	$1,551,532,325
Class B	2,089,664	49,212,105	7,612,220	172,399,903
Class C	2,917,925	68,549,403	6,816,382	154,637,648
Class I	4,315,311	102,712,578	10,315,188	235,628,710
Class R	1,508,927	35,204,703	2,089,842	47,454,343
Class R1	61,672	1,454,971	24,912	587,129
Class R2	12,857	301,905	31,006	733,871
Class R3	499,166	11,777,516	427,084	9,909,445
Class R4	380,683	9,044,816	16,787	398,880
Class R5	2,231,808	52,055,125	2,147	50,000
Class 529A	17,318	408,982	59,455	1,361,336
Class 529B	4,809	111,725	8,352	188,972
Class 529C	4,445	103,965	16,465	377,276

	41,443,814	$981,070,151	95,042,358	$2,175,259,838
Shares issued to shareholders in
reinvestment of distributions
Class A	8,607,977	$201,109,077	1,675,437	$37,750,899
Class B	2,193,892	50,990,371	274,776	6,154,187
Class C	1,208,993	28,063,225	143,635	3,216,693
Class I	2,123,408	49,811,229	445,520	10,091,634
Class R	226,558	5,282,634	28,217	638,219
Class R1	3,070	71,117	10	235
Class R2	1,554	36,034	4	89
Class R3	30,529	710,277	1,089	25,006
Class R4	5,194	121,314	6	145
Class R5	123	2,875	7	180
Class 529A	7,072	164,559	951	21,439
Class 529B	1,558	35,989	110	2,457
Class 529C	2,487	57,415	161	3,597

	14,412,415	$336,456,116	2,569,923	$57,904,780

34 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued
	Six months ended 2/28/06		Year ended 8/31/05(i)
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(33,023,489)	$(781,736,164)	(46,979,425)	$(1,074,415,928)
Class B	(6,972,849)	(164,743,329)	(12,281,886)	(279,614,054)
Class C	(3,874,143)	(91,387,729)	(7,135,699)	(161,831,639)
Class I	(1,125,789)	(26,851,068)	(1,453,062)	(33,305,489)
Class R	(562,291)	(13,346,855)	(829,372)	(19,020,335)
Class R1	(6,884)	(161,320)	(637)	(15,038)
Class R2	(5,948)	(137,377)	(85)	(1,994)
Class R3	(253,222)	(5,954,751)	(97,308)	(2,238,363)
Class R4	(49,607)	(1,173,074)	—	—
Class R5	(129,441)	(3,085,102)	—	—
Class 529A	(5,486)	(130,081)	(17,903)	(414,122)
Class 529B	(154)	(3,580)	(1,826)	(43,149)
Class 529C	(2,223)	(52,270)	(2,618)	(59,233)

	(46,011,526)	$(1,088,762,700)	(68,799,821)	$(1,570,959,344)
Net change
Class A	2,983,717	$69,505,270	22,318,530	$514,867,296
Class B	(2,689,293)	(64,540,853)	(4,394,890)	(101,059,964)
Class C	252,775	5,224,899	(175,682)	(3,977,298)
Class I	5,312,930	125,672,739	9,307,646	212,414,855
Class R	1,173,194	27,140,482	1,288,687	29,072,227
Class R1	57,858	1,364,768	24,285	572,326
Class R2	8,463	200,562	30,925	731,966
Class R3	276,473	6,533,042	330,865	7,696,088
Class R4	336,270	7,993,056	16,793	399,025
Class R5	2,102,490	48,972,898	2,154	50,180
Class 529A	18,904	443,460	42,503	968,653
Class 529B	6,213	144,134	6,636	148,280
Class 529C	4,709	109,110	14,008	321,640

	9,844,703	$228,763,567	28,812,460	$662,205,274

(i) For the period from the class’ inception, April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, MFS Growth Allocation Fund, MFS Conservative Allocation Fund, and MFS Aggressive Growth Allocation Fund were the owners of record of approximately 4%, 4%. 1% and 2% respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2040

SEMIANNUAL REPORT 35

Notes to Financial Statements (unaudited) – continued

Fund were all the owners of record of less than 1% of the value of outstanding voting shares.

(6) Line of Credit

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35% . In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended February 28, 2006 was $24,931, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the six months ended February 28, 2006.

36 SEMIANNUAL REPORT

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under ‘‘Select a fund’’ on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q may be reviewed and copied at the:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

SEMIANNUAL REPORT 37

CONTACT INFORMATION

Investor Service

Write to us at: MFS Service Center, Inc.
P.O. Box 55824
Boston, MA 02205-5824

Type of Information	Phone number	Hours, Eastern Time
General information	**1-800-225-2606**	8 a.m. to 8 p.m., any business day
Speech- or hearing-impaired	**1-800-637-6576**	9 a.m. to 5 p.m., any business day
Share prices, account balances exchanges or stock and bond outlooks	**1-800-MFS-TALK** (1-800-637-8255) touch-tone required	24 hours a day, 365 days a year

MFS℠ INVESTMENT MANAGEMENT®

MFS Investment Management®
MFS® investment products are offered through MFS Fund Distributors, Inc.,
500 Boylston Street, Boston, MA 02116.
EIF-SEM-4/06 302M

LETTER FROM THE CEO

Dear Shareholders,

It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you’re working with a seasoned investment professional who has experience to guide you through difficult times. At MFS®, we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals – be it a college education, a comfortable retirement, or a secure family legacy – is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes – including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer – through both up and down economic cycles.

Respectfully,

Robert J. Manning
Chief Executive Officer and Chief Investment Officer
MFS Investment Management®
April 17, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

SEMIANNUAL REPORT 1

PORTFOLIO COMPOSITION

Top 10 holdings
NICE Systems Ltd., ADR	2.8%

Aspect Medical Systems, Inc.	2.5%

Conceptus, Inc.	2.2%

MicroStrategy, Inc., ‘‘A’’	2.1%

Advanced Medical Optics, Inc.	2.1%

Medicis Pharmaceutical Corp., ‘‘A’’	2.0%

Strayer Education, Inc.	2.0%

Activision, Inc.	1.9%

Thoratec Corp.	1.9%

A.C. Moore Arts & Crafts, Inc.	1.8%

Equity market sectors
Health Care	29.7%

Technology	20.9%

Leisure	11.9%

Special Products & Services	9.3%

Retailing	8.7%

Financial Services	7.2%

Industrial Goods & Services	5.6%

Energy	2.7%

Consumer Staples	2.3%

Basic Materials	1.0%

Utilities & Communications	0.4%

Percentages are based on net assets as of 2/28/06.

The portfolio is actively managed, and current holdings may be different.

2 SEMIANNUAL REPORT

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period, September 1, 2005 through February 28, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2005 through February 28, 2006.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMIANNUAL REPORT 3

Expense Table – continued

					Expenses
		Annualized	Beginning	Ending	Paid During
		Expense	Account Value	Account Value	Period(p)
Share Class		Ratio	9/01/05	2/28/06	9/01/05-2/28/06

A	Actual	1.50%	$1,000.00	$1,088.40	$7.77

	Hypothetical(h)	1.50%	$1,000.00	$1,017.36	$7.50

B	Actual	2.16%	$1,000.00	$1,084.60	$11.16

	Hypothetical(h)	2.16%	$1,000.00	$1,014.08	$10.79

C	Actual	2.17%	$1,000.00	$1,084.50	$11.22

	Hypothetical(h)	2.17%	$1,000.00	$1,014.03	$10.84

I	Actual	1.18%	$1,000.00	$1,090.10	$6.12

	Hypothetical(h)	1.18%	$1,000.00	$1,018.94	$5.91

R	Actual	1.67%	$1,000.00	$1,087.60	$8.64

	Hypothetical(h)	1.67%	$1,000.00	$1,016.51	$8.35

R1	Actual	2.30%	$1,000.00	$1,084.10	$11.89

	Hypothetical(h)	2.30%	$1,000.00	$1,013.39	$11.48

R2	Actual	1.95%	$1,000.00	$1,086.50	$10.09

	Hypothetical(h)	1.95%	$1,000.00	$1,015.12	$9.74

R3	Actual	1.85%	$1,000.00	$1,086.70	$9.57

	Hypothetical(h)	1.85%	$1,000.00	$1,015.62	$9.25

R4	Actual	1.57%	$1,000.00	$1,088.50	$8.13

	Hypothetical(h)	1.57%	$1,000.00	$1,017.01	$7.85

R5	Actual	1.27%	$1,000.00	$1,089.60	$6.58

	Hypothetical(h)	1.27%	$1,000.00	$1,018.50	$6.36

529A	Actual	1.76%	$1,000.00	$1,087.30	$9.11

	Hypothetical(h)	1.76%	$1,000.00	$1,016.07	$8.80

529B	Actual	2.42%	$1,000.00	$1,084.00	$12.50

	Hypothetical(h)	2.42%	$1,000.00	$1,012.79	$12.08

529C	Actual	2.42%	$1,000.00	$1,084.00	$12.50

	Hypothetical(h)	2.42%	$1,000.00	$1,012.79	$12.08

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

Effective October 1, 2005 the fund’s Class R1, Class R2, and Class R3 retirement plan administration and services fee was reduced (as described in Note 3 of the Notes to the Financial Statements). Had this fee reduction been in effect throughout the entire six month period, the annualized expense ratio would have been 2.28%, 1.93%, and 1.83% for Class R1, Class R2, and Class R3, respectively, and the actual expenses paid during the period would have been approximately $11.78, $9.99, and $9.47 for Class R1, Class R2, and Class R3, respectively.

4 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (unaudited) – 2/28/06
The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.
Stocks - 99.7%

Issuer	Shares/Par	Value ($)

Apparel Manufacturers - 0.1%

Maidenform Brands, Inc. (l)(n)	52,380	$507,038

Banks & Credit Companies - 6.4%

BankAtlantic Bancorp, Inc. (l)	255,400	$3,486,210
BankUnited Financial Corp., ‘‘A’’ (l)	258,460	7,221,372
Commerce Bancorp, Inc. (l)	281,060	9,322,760
Euronet Worldwide, Inc. (l)(n)	300,210	10,525,363
Investors Financial Services Corp.	312,430	14,093,717
MetroCorp Bancshares, Inc.	15,560	386,666
Nelnet, Inc., ‘‘A’’ (l)(n)	67,590	2,801,605
Signature Bank (n)	391,960	12,699,504

		$60,537,197

Biotechnology - 1.6%

Advanced Life Sciences Holdings (n)	278,920	$976,220
DUSA Pharmaceuticals, Inc. (l)(n)	162,240	1,176,240
Gen-Probe, Inc. (l)(n)	197,430	9,863,603
Keryx Biopharmaceuticals, Inc. (l)(n)	212,300	3,621,838

		$15,637,901

Brokerage & Asset Managers - 0.8%

MarketAxess Holdings, Inc. (l)(n)	219,280	$2,883,532
Thomas Weisel Partners Group LLC (n)	229,780	4,910,399

		$7,793,931

Business Services - 5.7%

Bright Horizons Family Solutions, Inc. (l)(n)	206,023	$6,903,831
Corporate Executive Board Co.	97,150	9,715,000
CoStar Group, Inc. (l)(n)	175,560	9,060,652
TALX Corp.	223,950	7,157,442
Ultimate Software Group, Inc. (l)(n)	539,440	12,622,896
Universal Technical Institute, Inc. (l)(n)	264,680	8,154,791

		$53,614,612

Chemicals - 0.9%

Nalco Holding Co. (l)(n)	470,900	$8,240,750

Computer Software - 9.2%

Blackbaud, Inc.	390,730	$7,150,359
MicroStrategy, Inc., ‘‘A’’ (n)	214,930	19,704,782
NAVTEQ Corp. (l)(n)	164,540	7,619,847
Open Solutions, Inc. (l)(n)	427,280	11,600,652

	SEMIANNUAL REPORT 5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Stocks - continued

Computer Software - continued

Opsware, Inc. (l)(n)	2,182,540	$17,176,590
TIBCO Software, Inc. (n)	1,909,620	16,556,405
Witness Systems, Inc. (n)	300,900	7,050,087

		$86,858,722

Computer Software - Systems - 1.0%

Neoware Systems, Inc. (l)(n)	315,473	$7,738,553
PAR Technology Corp. (l)(n)	89,976	1,619,568

		$9,358,121

Consumer Goods & Services - 4.5%

Central Garden & Pet Co. (n)	155,505	$8,453,252
ITT Educational Services, Inc. (n)	222,240	13,778,880
PlanetOut, Inc. (n)	241,110	2,266,434
Strayer Education, Inc. (l)	193,050	18,596,507

		$43,095,073

Electrical Equipment - 1.5%

MSC Industrial Direct Co., Inc., ‘‘A’’ (l)	299,630	$14,193,473

Electronics - 5.0%

ARM Holdings PLC	6,185,920	$14,935,486
Entegris, Inc. (l)(n)	964,586	10,089,570
Kronos, Inc. (n)	268,540	11,012,825
SanDisk Corp. (n)	167,900	10,131,086
Stratasys, Inc. (n)	60,500	1,661,935

		$47,830,902

Energy - Independent - 1.2%

EXCO Resources, Inc. (n)	918,300	$11,754,240

Engineering - Construction - 2.4%

InfraSource Services, Inc. (l)(n)	665,560	$11,893,557
Quanta Services, Inc. (l)(n)	761,720	10,427,947

		$22,321,504

Food & Non-Alcoholic Beverages - 1.4%

Diamond Foods, Inc.	352,810	$7,267,886
United Natural Foods, Inc. (l)(n)	166,310	5,531,471

		$12,799,357

Gaming & Lodging - 2.1%

Four Seasons Hotels, Inc. (l)	92,500	$5,241,050
WMS Industries, Inc. (l)(n)	501,600	14,571,480

		$19,812,530

6 SEMIANNUAL REPORT

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Stocks - continued

General Merchandise - 0.4%

99 Cents Only Stores (l)(n)	328,370	$3,736,851

Internet - 0.9%

Equinix, Inc. (l)(n)	170,660	$8,949,410

Leisure & Toys - 5.1%

Activision, Inc. (n)	1,443,650	$18,045,625
Take-Two Interactive Software, Inc. (l)(n)	498,380	7,764,760
THQ, Inc. (l)(n)	712,534	17,100,816
Ubisoft Entertainment S.A. (n)	128,260	4,998,423

		$47,909,624

Machinery & Tools - 1.7%

Cognex Corp.	596,870	$16,419,894

Medical & Health Technology & Services - 2.8%

Allion Healthcare, Inc. (l)(n)	351,340	$5,814,677
Healthcare Services Group, Inc. (l)	466,130	8,604,760
VCA Antech, Inc. (l)(n)	166,540	4,654,793
WebMD Health Corp. (l)(n)	196,600	7,305,656

		$26,379,886

Medical Equipment - 21.3%

Advanced Medical Optics, Inc. (l)(n)	442,560	$19,685,069
Aspect Medical Systems, Inc. (l)(n)	871,740	23,353,915
Atricure, Inc. (n)	415,050	3,029,865
Conceptus, Inc. (l)(n)	1,439,450	20,627,318
Cyberonics, Inc. (l)(n)	619,380	16,828,555
Cytyc Corp. (n)	567,255	16,353,962
Fisher Scientific International, Inc. (l)(n)	104,300	7,109,088
IDEXX Laboratories, Inc. (n)	146,915	11,544,581
Immucor, Inc. (l)(n)	231,890	6,914,960
Merit Medical Systems, Inc. (l)(n)	754,770	10,755,472
Millipore Corp. (n)	204,540	14,180,758
MWI Veterinary Supply, Inc. (l)(n)	360,810	10,950,583
NeuroMetrix, Inc. (l)(n)	197,080	7,079,114
NUCRYST Pharmaceuticals Corp. (n)	64,220	664,677
NxStage Medical, Inc. (n)	139,210	1,968,429
ResMed, Inc. (n)	151,040	6,130,714
Thoratec Corp. (l)(n)	892,580	17,958,710
Ventana Medical Systems, Inc. (l)(n)	183,680	6,662,074

		$201,797,844

Network & Telecom - 2.8%

NICE Systems Ltd., ADR (n)	515,925	$26,859,055

	SEMIANNUAL REPORT 7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Stocks - continued

Oil Services - 1.5%

Atwood Oceanics, Inc. (n)	53,200	$4,797,576
Dresser-Rand Group, Inc. (n)	190,700	4,822,803
Natural Gas Services Group, Inc. (n)	253,100	4,998,725

		$14,619,104

Personal Computers & Peripherals - 2.0%

M-Systems Flash Disk Pioneers Ltd. (l)(n)	354,190	$9,563,130
Nuance Communications, Inc. (l)(n)	882,059	9,438,031

		$19,001,161

Pharmaceuticals - 4.0%

Auxilium Pharmaceuticals, Inc. (l)(n)	659,272	$4,812,686
Endo Pharmaceuticals Holdings, Inc. (n)	346,100	10,909,072
Medicis Pharmaceutical Corp., ‘‘A’’	677,100	19,256,724
PRA International (l)(n)	126,970	3,345,660

		$38,324,142

Printing & Publishing - 0.8%

Morningstar, Inc. (l)(n)	129,936	$5,539,172
Playboy Enterprises, Inc.,’’B’’ (l)(n)	174,000	2,411,640

		$7,950,812

Restaurants - 3.9%

Chipotle Mexican Grill, Inc., ‘‘A’’ (l)(n)	275,250	$12,551,400
P.F. Chang’s China Bistro, Inc. (l)(n)	303,550	14,673,607
Red Robin Gourmet Burgers, Inc. (l)(n)	248,480	9,936,715

		$37,161,722

Specialty Chemicals - 0.1%

NuCO2, Inc. (n)	25,255	$756,387

Specialty Stores - 8.2%

A.C. Moore Arts & Crafts, Inc. (l)(n)	972,210	$17,499,780
Aeropostale, Inc. (n)	399,090	11,449,892
CarMax, Inc. (l)(n)	179,950	5,654,029
Celebrate Express, Inc. (n)	214,230	2,553,622
Dick’s Sporting Goods, Inc. (l)(n)	155,720	5,901,788
Hibbett Sporting Goods, Inc. (n)	175,890	5,642,551
Hot Topic, Inc. (l)(n)	471,380	6,212,788
Monro Muffler Brake, Inc.	151,180	5,469,692
Tuesday Morning Corp. (l)	342,400	7,536,224
Urban Outfitters, Inc. (n)	346,200	9,728,220

		$77,648,586

8 SEMIANNUAL REPORT

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Stocks - continued

Telephone Services - 0.4%

Terremark Worldwide, Inc. (l)(n)	618,440	$3,327,207

Total Stocks (Identified Cost, $824,549,937)		$945,197,036

Short-Term Obligation - 0.9%

General Electric Capital Corp., 4.56%, due 3/01/06,
at Amortized Cost and Value (y)	$ 8,753,000	$8,753,000

Collateral for Securities Loaned - 16.3%

Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value	153,978,583	$153,978,583

Total Investments (Identified Cost, $987,281,520)		$1,107,928,619

Other Assets, Less Liabilities - (16.9)%		(160,061,992)

Net Assets - 100.0%		$947,866,627

(n) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.
The following abbreviation is used in the Portfolio of Investments and is defined:
ADR American Depository Receipt
See Notes to Financial Statements

	SEMIANNUAL REPORT 9

FINANCIAL STATEMENTS | Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities composing the total value of the fund.
At 2/28/06
Assets

Investments, at value, including $150,261,572 of securities on
loan (identified cost, $987,281,520)	$1,107,928,619
Cash	395
Receivable for investments sold	17,008,699
Receivable for fund shares sold	1,031,048
Interest and dividends receivable	95,109
Other assets	274

Total assets		$1,126,064,144

Liabilities

Payable for investments purchased	$19,356,601
Payable for fund shares reacquired	4,452,855
Collateral for securities loaned, at value	153,978,583
Payable to affiliates
Management fee	21,110
Shareholder servicing costs	130,490
Distribution and service fees	11,637
Administrative services fee	732
Program manager fees	16
Retirement plan administration and services fees	203
Payable for independent trustees’ compensation	15,797
Accrued expenses and other liabilities	229,493

Total liabilities		$178,197,517

Net assets		$947,866,627

Net assets consist of:

Paid-in capital	$1,057,468,641
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies	120,647,406
Accumulated net realized gain (loss) on investments and
foreign currency transactions	(223,986,234)
Accumulated net investment loss	(6,263,186)

Net assets		$947,866,627

Shares of beneficial interest outstanding		52,079,226

10 SEMIANNUAL REPORT

Statement of Assets and Liabilities (unaudited) – continued
Class A shares

Net assets	$497,123,910
Shares outstanding	27,107,949

Net asset value per share		$18.34

Offering price per share (100/94.25 x net asset value per share)		$19.46

Class B shares

Net assets	$185,973,164
Shares outstanding	10,583,957

Net asset value and offering price per share		$17.57

Class C shares

Net assets	$56,905,553
Shares outstanding	3,234,430

Net asset value and offering price per share		$17.59

Class I shares

Net assets	$120,844,037
Shares outstanding	6,404,877

Net asset value, offering price, and redemption price
per share		$18.87

Class R shares

Net assets	$15,335,433
Shares outstanding	840,031

Net asset value, offering price, and redemption price
per share		$18.26

Class R1 shares

Net assets	$651,309
Shares outstanding	37,129

Net asset value, offering price, and redemption price
per share		$17.54

Class R2 shares

Net assets	$223,429
Shares outstanding	12,704

Net asset value, offering price, and redemption price
per share		$17.59

Class R3 shares

Net assets	$2,553,714
Shares outstanding	140,517

Net asset value, offering price, and redemption price
per share		$18.17

		SEMIANNUAL REPORT 11

Statement of Assets and Liabilities (unaudited) – continued
Class R4 shares

Net assets	$1,533,047
Shares outstanding	83,656

Net asset value, offering price, and redemption price
per share		$18.33

Class R5 shares

Net assets	$64,466,810
Shares outstanding	3,508,574

Net asset value, offering price, and redemption price
per share		$18.37

Class 529A shares

Net assets	$1,696,984
Shares outstanding	93,308

Net asset value per share		$18.19

Offering price per share (100/94.25 x net asset value per share)		$19.30

Class 529B shares

Net assets	$190,300
Shares outstanding	10,925

Net asset value and offering price per share		$17.42

Class 529C shares

Net assets	$368,937
Shares outstanding	21,169

Net asset value and offering price per share		$17.43

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and
Class 529C shares.
See Notes to Financial Statements

12 SEMIANNUAL REPORT

FINANCIAL STATEMENTS | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/06
Net investment loss

Income
Dividends	$1,088,725
Income on securities loaned	169,616
Interest	92,939
Foreign taxes withheld	(15,110)

Total investment income		$1,336,170

Expenses
Management fee	$4,200,955
Distribution and service fees	2,218,367
Program manager fees	2,666
Shareholder servicing costs	1,154,926
Administrative services fee	47,421
Retirement plan administration and services fees	15,040
Independent trustees’ compensation	13,734
Custodian fee	131,542
Shareholder communications	81,917
Auditing fees	21,680
Legal fees	9,634
Miscellaneous	218,258

Total expenses		$8,116,140

Fees paid indirectly	(58,213)
Reduction of expenses by investment adviser	(471,307)

Net expenses		$7,586,620

Net investment loss		$(6,250,450)

Realized and unrealized gain (loss) on investments

Realized gain (loss) (identified cost basis)
Investment transactions	$46,853,037
Foreign currency transactions	(29,266)

Net realized gain (loss) on investments and foreign
currency transactions		$46,823,771

Change in unrealized appreciation (depreciation)
Investments	$37,100,708
Translation of assets and liabilities in foreign currencies	133

Net unrealized gain (loss) on investments and foreign
currency translation		$37,100,841

Net realized and unrealized gain (loss) on investments and
foreign currency		$83,924,612

Change in net assets from operations		$77,674,162

See Notes to Financial Statements

	SEMIANNUAL REPORT 13

FINANCIAL STATEMENTS | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/06	8/31/05
	(unaudited)
Change in net assets

From operations

Net investment loss	$(6,250,450)	$(13,154,686)
Net realized gain (loss) on investments and foreign
currency transactions	46,823,771	148,915,854
Net unrealized gain (loss) on investments and foreign
currency translation	37,100,841	113,723,737

Change in net assets from operations	$77,674,162	$249,484,905

Change in net assets from fund share transactions	$(124,608,593)	$(489,681,518)

Redemption fees	$10,176	$12,723

Total change in net assets	$(46,924,255)	$(240,183,890)

Net assets

At beginning of period	994,790,882	1,234,974,772
At end of period (including accumulated net investment loss
of $6,263,186 and $12,736, respectively)	$947,866,627	$994,790,882

See Notes to Financial Statements

14 SEMIANNUAL REPORT

FINANCIAL STATEMENTS | Financial Highlights
The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Six months
	ended		Years ended 8/31
Class A	2/28/06		2005		2004		2003	2002		2001
(unaudited)
Net asset value,
beginning of period	$16.85		$13.53		$14.57		$11.99	$16.17		$25.00

Income (loss) from
investment operations

Net investment loss (d)	$(0.10)		$(0.16)		$(0.18)		$(0.13)	$(0.18)		$(0.20)
Net realized and
unrealized
gain (loss) on
investments and
foreign currency	1.59		3.48		(0.86)		2.71	(4.00)		(5.02)

Total from investment
operations	$1.49		$3.32		$(1.04)		$2.58	$(4.18)		$(5.22)

Less distributions declared
to shareholders

From net realized gain
on investments and
foreign currency
transactions	$—		$—		$—		$—	$(0.00)	(w)	$(3.53)
From paid-in capital	—		—		—		—	—		(0.08)

Total distributions
declared to
shareholders	$—		$—		$—		$—	$(0.00)	(w)	$(3.61)

Redemption fees added to
paid-in capital (d)	$0.00	(w)	$0.00	(w)	$0.00	(w)	$—	$—		$—

Net asset value, end of
period	$18.34		$16.85		$13.53		$14.57	$11.99		$16.17

Total return (%) (t)(s)(r)	8.84	(n)	24.54		(7.14)	(b)	21.52	(25.85)		(22.37)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense
reductions (f)	1.60	(a)	1.57		1.51		1.58	1.58		1.52
Expenses after expense
reductions (f)	1.50	(a)	1.47		1.51		1.58	1.58		1.52
Net investment loss	(1.20)	(a)	(1.05)		(1.20)		(1.11)	(1.21)		(1.06)
Portfolio turnover	51		112		122		104	102		49
Net assets at end of
period (000 Omitted)	$497,124		$603,396		$824,708		$1,004,473	$822,193		$1,050,554

See Notes to Financial Statements

								SEMIANNUAL REPORT 15

Financial Highlights – continued
	Six months
	ended		Years ended 8/31
Class B	2/28/06		2005		2004		2003	2002		2001
	(unaudited)
Net asset value, beginning of
period	$16.20		$13.09		$14.19		$11.75	$15.95		$24.71

Income (loss) from
investment operations

Net investment loss (d)	$(0.15)		$(0.25)		$(0.27)		$(0.21)	$(0.28)		$(0.32)
Net realized and unrealized
gain (loss) on investments
and foreign currency	1.52		3.36		(0.83)		2.65	(3.92)		(4.97)

Total from investment
operations	$1.37		$3.11		$(1.10)		$2.44	$(4.20)		$(5.29)

Less distributions declared
to shareholders

From net realized gain on
investments and foreign
currency transactions	$—		$—		$—		$—	$(0.00)	(w)	$(3.39)
From paid-in capital	—		—		—		—	—		(0.08)

Total distributions declared to
shareholders	$—		$—		$—		$—	$(0.00)	(w)	$(3.47)

Redemption fees added to
paid-in capital (d)	$0.00	(w)	$0.00	(w)	$0.00	(w)	$—	$—		$—

Net asset value, end of period	$17.57		$16.20		$13.09		$14.19	$11.75		$15.95

Total return (%) (t)(s)(r)	8.46	(n)	23.76		(7.75)	(b)	20.77	(26.33)		(22.92)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense
reductions (f)	2.26	(a)	2.22		2.15		2.23	2.23		2.17
Expenses after expense
reductions (f)	2.16	(a)	2.12		2.15		2.23	2.23		2.17
Net investment loss	(1.87)	(a)	(1.70)		(1.84)		(1.76)	(1.86)		(1.70)
Portfolio turnover	51		112		122		104	102		49
Net assets at end of period
(000 Omitted)	$185,973		$203,722		$231,653		$271,580	$232,792		$352,886

See Notes to Financial Statements

16 SEMIANNUAL REPORT

Financial Highlights – continued
	Six months
	ended		Years ended 8/31
Class C	2/28/06		2005		2004		2003	2002		2001
	(unaudited)
Net asset value, beginning of
period	$16.22		$13.10		$14.21		$11.77	$15.97		$24.73

Income (loss) from
investment operations

Net investment loss (d)	$(0.15)		$(0.25)		$(0.27)		$(0.21)	$(0.28)		$(0.32)
Net realized and unrealized
gain (loss) on investments
and foreign currency	1.52		3.37		(0.84)		2.65	(3.92)		(4.97)

Total from investment
operations	$1.37		$3.12		$(1.11)		$2.44	$(4.20)		$(5.29)

Less distributions declared
to shareholders

From net realized gain on
investments and foreign
currency transactions	$—		$—		$—		$—	$(0.00)	(w)	$(3.39)
From paid-in capital	—		—		—		—	—		(0.08)

Total distributions declared to
shareholders	$—		$—		$—		$—	$(0.00)	(w)	$(3.47)

Redemption fees added to
paid-in capital (d)	$0.00	(w)	$0.00	(w)	$0.00	(w)	$—	$—		$—

Net asset value, end of period	$17.59		$16.22		$13.10		$14.21	$11.77		$15.97

Total return (%) (t)(s)(r)	8.45	(n)	23.82		(7.81)	(b)	20.73	(26.34)		(22.87)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense
reductions (f)	2.27	(a)	2.22		2.15		2.23	2.23		2.17
Expenses after expense
reductions (f)	2.17	(a)	2.12		2.15		2.23	2.23		2.17
Net investment loss	(1.87)	(a)	(1.70)		(1.84)		(1.76)	(1.86)		(1.70)
Portfolio turnover	51		112		122		104	102		49
Net assets at end of period
(000 Omitted)	$56,906		$58,454		$67,102		$84,391	$87,271		$136,530

See Notes to Financial Statements

								SEMIANNUAL REPORT 17

Financial Highlights – continued
	Six months
	ended		Years ended 8/31
Class I	2/28/06		2005		2004		2003	2002		2001
	(unaudited)
Net asset value, beginning of
period	$17.31		$13.85		$14.86		$12.19	$16.37		$25.26

Income (loss) from
investment operations

Net investment loss (d)	$(0.08)		$(0.11)		$(0.13)		$(0.09)	$(0.13)		$(0.13)
Net realized and unrealized
gain (loss) on investments
and foreign currency	1.64		3.57		(0.88)		2.76	(4.05)		(5.09)

Total from investment
operations	$1.56		$3.46		$(1.01)		$2.67	$(4.18)		$(5.22)

Less distributions declared
to shareholders

From net realized gain on
investments and foreign
currency transactions	$—		$—		$—		$—	$(0.00)	(w)	$(3.59)
From paid-in capital	—		—		—		—	—		(0.08)

Total distributions declared to
shareholders	$—		$—		$—		$—	$(0.00)	(w)	$(3.67)

Redemption fees added to
paid-in capital (d)	$0.00	(w)	$0.00	(w)	$0.00	(w)	$—	$—		$—

Net asset value, end of period	$18.87		$17.31		$13.85		$14.86	$12.19		$16.37

Total return (%) (s)(r)	9.01	(n)	24.98		(6.80)	(b)	21.90	(25.58)		(22.09)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense
reductions (f)	1.28	(a)	1.23		1.16		1.23	1.23		1.17
Expenses after expense
reductions (f)	1.18	(a)	1.13		1.16		1.23	1.23		1.17
Net investment loss	(0.88)	(a)	(0.70)		(0.84)		(0.75)	(0.86)		(0.71)
Portfolio turnover	51		112		122		104	102		49
Net assets at end of period
(000 Omitted)	$120,844		$107,842		$103,031		$90,872	$47,641		$52,121

See Notes to Financial Statements

18 SEMIANNUAL REPORT

Financial Highlights – continued
	Six months
	ended		Years ended 8/31
Class R	2/28/06		2005		2004		2003(i)
	(unaudited)
Net asset value, beginning of period	$16.79		$13.50		$14.57		$11.38

Income (loss) from investment operations

Net investment loss (d)	$(0.12)		$(0.18)		$(0.20)		$(0.11)
Net realized and unrealized gain (loss) on investments
and foreign currency	1.59		3.47		(0.87)		3.30

Total from investment operations	$1.47		$3.29		$(1.07)		$3.19

Redemption fees added to paid-in capital (d)	$0.00	(w)	$0.00	(w)	$0.00	(w)	$—

Net asset value, end of period	$18.26		$16.79		$13.50		$14.57

Total return (%) (s)(r)	8.76	(n)	24.37		(7.34)	(b)	28.03	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.77	(a)	1.73		1.66		1.78	(a)
Expenses after expense reductions (f)	1.67	(a)	1.63		1.66		1.78	(a)
Net investment loss	(1.37)	(a)	(1.17)		(1.32)		(1.26)	(a)
Portfolio turnover	51		112		122		104
Net assets at end of period (000 Omitted)	$15,335		$16,926		$7,262		$1,824

			Six months				Year
					ended		ended
Class R1			2/28/06				8/31/05(i)
			(unaudited)
Net asset value, beginning of period					$16.18		$14.50

Income (loss) from investment operations

Net investment loss (d)					$(0.17)		$(0.10)
Net realized and unrealized gain (loss) on investments
and foreign currency					1.53		1.78

Total from investment operations					$1.36		$1.68

Redemption fees added to paid-in capital (d)					$0.00	(w)	$0.00	(w)

Net asset value, end of period					$17.54		$16.18

Total return (%) (s)(r)					8.41	(n)	11.59	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)					2.49	(a)	2.43	(a)
Expenses after expense reductions (f)					2.30	(a)	2.33	(a)
Net investment loss					(2.01)	(a)	(1.69)	(a)
Portfolio turnover					51		112
Net assets at end of period (000 Omitted)					$651		$206

See Notes to Financial Statements

			SEMIANNUAL REPORT 19

Financial Highlights – continued
	Six months		Year
	ended		ended
Class R2	2/28/06		8/31/05(i)
	(unaudited)
Net asset value, beginning of period	$16.19		$14.50

Income (loss) from investment operations

Net investment loss (d)	$(0.13)		$(0.08)
Net realized and unrealized gain (loss) on investments
and foreign currency	1.53		1.77

Total from investment operations	$1.40		$1.69

Redemption fees added to paid-in capital (d)	$0.00	(w)	$0.00	(w)

Net asset value, end of period	$17.59		$16.19

Total return (%) (s)(r)	8.65	(n)	11.66	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	2.17	(a)	2.12	(a)
Expenses after expense reductions (f)	1.95	(a)	2.02	(a)
Net investment loss	(1.66)	(a)	(1.02)	(a)
Portfolio turnover	51		112
Net assets at end of period (000 Omitted)	$223		$135

	Six months
	ended		Years ended 8/31
Class R3	2/28/06		2005		2004(i)
	(unaudited)
Net asset value, beginning of period	$16.72		$13.47		$15.35

Income (loss) from investment operations

Net investment loss (d)	$(0.13)		$(0.22)		$(0.11)
Net realized and unrealized gain (loss) on investments
and foreign currency	1.58		3.47		(1.77)

Total from investment operations	$1.45		$3.25		$(1.88)

Redemption fees added to paid-in capital (d)	$0.00	(w)	$0.00	(w)	$0.00	(w)

Net asset value, end of period	$18.17		$16.72		$13.47

Total return (%) (s)(r)	8.67	(n)	24.13		(12.25)	(b)(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	2.04	(a)	1.98		1.73	(a)
Expenses after expense reductions (f)	1.85	(a)	1.88		1.73	(a)
Net investment loss	(1.56)	(a)	(1.42)		(1.23)	(a)
Portfolio turnover	51		112		122
Net assets at end of period (000 Omitted)	$2,554		$1,573		$454

See Notes to Financial Statements

20 SEMIANNUAL REPORT

Financial Highlights – continued
	Six months		Year
	ended		ended
Class R4	2/28/06		8/31/05(i)
	(unaudited)
Net asset value, beginning of period	$16.84		$15.04

Income (loss) from investment operations

Net investment loss (d)	$(0.11)		$(0.04)
Net realized and unrealized gain (loss) on investments
and foreign currency	1.60		1.84

Total from investment operations	$1.49		$1.80

Redemption fees added to paid-in capital (d)	$0.00	(w)	$0.00	(w)

Net asset value, end of period	$18.33		$16.84

Total return (%) (s)(r)	8.85	(n)	11.97	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.67	(a)	1.63	(a)
Expenses after expense reductions (f)	1.57	(a)	1.53	(a)
Net investment loss	(1.27)	(a)	(0.66)	(a)
Portfolio turnover	51		112
Net assets at end of period (000 Omitted)	$1,533		$334

	Six months		Year
	ended		ended
Class R5	2/28/06		8/31/05(i)
	(unaudited)
Net asset value, beginning of period	$16.86		$15.04

Income (loss) from investment operations

Net investment loss (d)	$(0.07)		$(0.04)
Net realized and unrealized gain (loss) on investments
and foreign currency	1.58		1.86

Total from investment operations	$1.51		$1.82

Redemption fees added to paid-in capital (d)	$0.00	(w)	$0.00	(w)

Net asset value, end of period	$18.37		$16.86

Total return (%) (s)(r)	8.96	(n)	12.10	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.37	(a)	1.32	(a)
Expenses after expense reductions (f)	1.27	(a)	1.22	(a)
Net investment loss	(0.96)	(a)	(0.67)	(a)
Portfolio turnover	51		112
Net assets at end of period (000 Omitted)	$64,467		$56

See Notes to Financial Statements

	SEMIANNUAL REPORT 21

Financial Highlights – continued
	Six months
	ended		Years ended 8/31
Class 529A	2/28/06		2005		2004		2003	2002(i)
(unaudited)
Net asset value, beginning of period	$16.73		$13.47		$14.53		$11.99	$11.95

Income (loss) from investment operations

Net investment loss (d)	$(0.12)		$(0.20)		$(0.21)		$(0.16)	$(0.01)
Net realized and unrealized gain (loss) on
investments and foreign currency	1.58		3.46		(0.85)		2.70	0.05

Total from investment operations	$1.46		$3.26		$(1.06)		$2.54	$0.04

Redemption fees added to paid-in capital (d)	$0.00	(w)	$0.00	(w)	$0.00	(w)	$—	$—

Net asset value, end of period	$18.19		$16.73		$13.47		$14.53	$11.99

Total return (%) (t)(s)(r)	8.73	(n)	24.20		(7.30)	(b)	21.18	0.33	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.86	(a)	1.83		1.75		1.84	1.83	(a)
Expenses after expense reductions (f)	1.76	(a)	1.73		1.75		1.84	1.83	(a)
Net investment loss	(1.47)	(a)	(1.27)		(1.43)		(1.35)	(1.20)	(a)
Portfolio turnover	51		112		122		104	102
Net assets at end of period (000 Omitted)	$1,697		$1,637		$390		$180	$10

	Six months
	ended		Years ended 8/31
Class 529B	2/28/06		2005		2004		2003	2002(i)
(unaudited)
Net asset value, beginning of period	$16.07		$13.02		$14.15		$11.75	$11.71

Income (loss) from investment operations

Net investment loss (d)	$(0.17)		$(0.28)		$(0.30)		$(0.24)	$(0.02)
Net realized and unrealized gain (loss) on
investments and foreign currency	1.52		3.33		(0.83)		2.64	0.06

Total from investment operations	$1.35		$3.05		$(1.13)		$2.40	$0.04

Redemption fees added to paid-in capital (d)	$0.00	(w)	$0.00	(w)	$0.00	(w)	$—	$—

Net asset value, end of period	$17.42		$16.07		$13.02		$14.15	$11.75

Total return (%) (t)(s)(r)	8.40	(n)	23.43		(7.99)	(b)	20.43	0.34	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	2.52	(a)	2.47		2.40		2.49	2.48	(a)
Expenses after expense reductions (f)	2.42	(a)	2.37		2.40		2.49	2.48	(a)
Net investment loss	(2.12)	(a)	(1.93)		(2.07)		(1.99)	(1.87)	(a)
Portfolio turnover	51		112		122		104	102
Net assets at end of period (000 Omitted)	$190		$177		$135		$84	$6

See Notes to Financial Statements

22 SEMIANNUAL REPORT

Financial Highlights – continued
	Six months
	ended		Years ended 8/31
Class 529C	2/28/06		2005		2004		2003	2002(i)
(unaudited)
Net asset value, beginning of period	$16.08		$13.03		$14.16		$11.77	$11.73

Income (loss) from investment operations

Net investment loss (d)	$(0.17)		$(0.28)		$(0.31)		$(0.24)	$(0.02)
Net realized and unrealized gain (loss) on
investments and foreign currency	1.52		3.33		(0.82)		2.63	0.06

Total from investment operations	$1.35		$3.05		$(1.13)		$2.39	$0.04

Redemption fees added to paid-in capital (d)	$0.00	(w)	$0.00	(w)	$0.00	(w)	$—	$—

Net asset value, end of period	$17.43		$16.08		$13.03		$14.16	$11.77

Total return (%) (t)(s)(r)	8.40	(n)	23.41		(7.98)	(b)	20.31	0.34	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	2.52	(a)	2.47		2.40		2.50	2.48	(a)
Expenses after expense reductions (f)	2.42	(a)	2.37		2.40		2.50	2.48	(a)
Net investment loss	(2.12)	(a)	(1.93)		(2.08)		(1.99)	(1.88)	(a)
Portfolio turnover	51		112		122		104	102
Net assets at end of period (000 Omitted)	$369		$333		$240		$147	$5

(i)	For the period from the class’ inception, December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B,
and 529C), October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(r)	Certain expenses have been reduced without which performance would have been lower.
(a) Annualized.
(n) Not annualized.
(w) Per share amount was less than $0.01.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(t)	Total returns do not include any applicable sales charges.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
See Notes to Financial Statements

					SEMIANNUAL REPORT 23

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) Business and Organization

MFS New Discovery Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the fund’s valuation time that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities

24 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

as of the fund’s valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (‘‘State Street’’), as lending agent, may loan the securities of the fund to certain qualified institutions (the ‘‘Borrowers’’) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Short Term Fees – For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a

SEMIANNUAL REPORT 25

Notes to Financial Statements (unaudited) – continued

5 business day redemption fee, the fund did not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. Effective April 1, 2005, the fund charges a 1% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. Due to systems limitations associated with the transition from applying a 5 business day redemption fee to a 30 calendar day redemption fee, the fund did not impose redemption fees with respect to purchases made in March 2005 followed by redemptions made in April 2005. The fund may change the redemption fee period in the future, including in connection with Securities and Exchange Commission rule developments. See the fund’s prospectus for details. Any redemption fees are accounted for as an addition to paid-in capital.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

Fees Paid Indirectly – The fund’s custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended February 28, 2006, the fund’s custodian fees were reduced by $29,789 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended February 28, 2006, the fund’s custodian expenses were reduced by $28,424 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective January 1, 2006, the commission recapture agreement was terminated.

Tax Matters and Distributions – The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

26 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, foreign currency transactions, and wash sale loss deferrals.

The fund declared no distributions for the years ended August 31, 2005 and August 31, 2004.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of February 28, 2006
Cost of investments(1)	$988,394,639

Gross appreciation	$154,141,160
Gross depreciation	(34,607,180)

Net unrealized appreciation (depreciation)	$119,533,980
As of August 31, 2005
Capital loss carryforwards	$(269,696,886)
Other temporary differences	(12,562)
Net unrealized appreciation (depreciation)	82,433,272

(1) Aggregate cost includes prior fiscal year end tax adjustments.

As of August 31, 2005, the fund had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

August 31, 2011	$(269,696,886)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

SEMIANNUAL REPORT 27

Notes to Financial Statements (unaudited) – continued

The management fee is computed daily and paid monthly at an annual rate of 0.90% of the fund’s average daily net assets. The investment adviser has contractually agreed to reduce its management fee to 0.80% for the first $1.5 billion of average daily net assets and 0.75% of average daily net assets in excess of $1.5 billion. This management fee reduction amounted to $466,816, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2006 was equivalent to an annual effective rate of 0.80% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $19,941 and $391 for the six months ended February 28, 2006, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
			Total	Annual	Distribution
	Distribution	Service	Distribution	Effective	and Service
	Fee Rate	Fee Rate	Plan(1)	Rate(2)	Fee
Class A	0.10%	0.25%	0.35%	0.35%	$934,740
Class B	0.75%	0.25%	1.00%	1.00%	948,302
Class C	0.75%	0.25%	1.00%	1.00%	281,003
Class R	0.25%	0.25%	0.50%	0.50%	40,652
Class R1	0.50%	0.25%	0.75%	0.75%	1,810
Class R2	0.25%	0.25%	0.50%	0.50%	360
Class R3	0.25%	0.25%	0.50%	0.50%	5,040
Class R4	—	0.25%	0.25%	0.25%	1,039
Class 529A	0.25%	0.25%	0.50%	0.35%	2,824
Class 529B	0.75%	0.25%	1.00%	1.00%	897
Class 529C	0.75%	0.25%	1.00%	1.00%	1,700

Total Distribution and Service Fees					$2,218,367

(1)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(2)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2006 based on each class’ average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet implemented and will commence on such date as the fund’s Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six

28 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2006, were as follows:

Amount
Class A	$20,939
Class B	95,205
Class C	3,027
Class 529B	—
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund’s 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund’s 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2006, were as follows:

Amount
Class 529A	$2,017
Class 529B	224
Class 529C	425

Total Program Manager Fees	$2,666

Shareholder Servicing Agent – The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2006, the fee was $454,414, which equated to 0.0974% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended February 28, 2006, these costs amounted to $461,492.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund’s annual fixed amount is $10,000. The administrative services fee incurred for the six months ended

SEMIANNUAL REPORT 29

Notes to Financial Statements (unaudited) – continued

February 28, 2006 was equivalent to an annual effective rate of 0.0102% of the fund’s average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended February 28, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class’ average daily net assets:

		Annual
		Effective	Total
	Fee Rate	Rate(1)	Amount
Class R1	0.45%	0.36%	$1,084
Class R2	0.40%	0.28%	287
Class R3	0.25%	0.16%	2,513
Class R4	0.15%	0.15%	624
Class R5	0.10%	0.10%	10,532

Total Retirement Plan Administration and Services Fees			$15,040

(1)	Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2007. For the six months ended February 28, 2006, this waiver amounted to $1,184 and is reflected as a reduction of total expenses in the Statement of Operations.

Trustees’ and Officers’ Compensation – The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $752. This amount is included in Independent trustees’ compensation for the six months ended February 28, 2006. The deferred liability for retirement benefits payable to retired Trustees amounted to $12,234 at February 28, 2006, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended February 28, 2006, the fee paid to

30 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

Tarantino LLC was $3,898. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $3,307, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $480,316,638 and $512,954,174, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/06		Year ended 8/31/05(i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,921,277	$67,110,767	11,949,697	$183,836,975
Class B	573,406	9,499,740	1,638,877	24,312,243
Class C	204,881	3,377,240	597,878	8,856,962
Class I	595,271	10,444,419	2,114,298	33,670,053
Class R	125,019	2,137,414	823,683	12,721,175
Class R1	32,660	525,246	14,762	221,653
Class R2	8,651	145,120	8,365	136,805
Class R3	83,485	1,420,917	91,932	1,476,280
Class R4	72,693	1,263,444	19,816	323,940
Class R5	3,730,852	64,755,128	3,325	50,000
Class 529A	5,169	88,145	90,426	1,445,550
Class 529B	628	9,785	1,657	24,184
Class 529C	2,026	32,886	6,597	99,344

	9,356,018	$160,810,251	17,361,313	$267,175,164

			SEMIANNUAL REPORT 31

Notes to Financial Statements (unaudited) – continued
	Six months ended 2/28/06		Year ended 8/31/05(i)
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(12,624,594)	$(215,821,979)	(37,108,405)	$(566,755,888)
Class B	(2,566,968)	(42,322,864)	(6,760,662)	(100,122,589)
Class C	(574,744)	(9,473,484)	(2,114,075)	(31,372,384)
Class I	(422,077)	(7,442,794)	(3,323,601)	(52,205,115)
Class R	(293,250)	(5,073,710)	(353,416)	(5,455,149)
Class R1	(8,260)	(139,668)	(2,033)	(32,078)
Class R2	(4,312)	(68,134)	—	—
Class R3	(37,016)	(642,778)	(31,541)	(507,609)
Class R4	(8,853)	(155,631)	—	—
Class R5	(225,603)	(4,074,127)	—	—
Class 529A	(9,724)	(165,504)	(21,518)	(328,291)
Class 529B	(747)	(12,139)	(961)	(14,285)
Class 529C	(1,589)	(26,032)	(4,267)	(63,294)

	(16,777,737)	$(285,418,844)	(49,720,479)	$(756,856,682)
Net change
Class A	(8,703,317)	$(148,711,212)	(25,158,708)	$(382,918,913)
Class B	(1,993,562)	(32,823,124)	(5,121,785)	(75,810,346)
Class C	(369,863)	(6,096,244)	(1,516,197)	(22,515,422)
Class I	173,194	3,001,625	(1,209,303)	(18,535,062)
Class R	(168,231)	(2,936,296)	470,267	7,266,026
Class R1	24,400	385,578	12,729	189,575
Class R2	4,339	76,986	8,365	136,805
Class R3	46,469	778,139	60,391	968,671
Class R4	63,840	1,107,813	19,816	323,940
Class R5	3,505,249	60,681,001	3,325	50,000
Class 529A	(4,555)	(77,359)	68,908	1,117,259
Class 529B	(119)	(2,354)	696	9,899
Class 529C	437	6,854	2,330	36,050

	(7,421,719)	$(124,608,593)	(32,359,166)	$(489,681,518)

(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Aggressive Growth Allocation Fund was the owner of record of approximately 5% of the value of outstanding voting shares. In addition, the MFS Lifetime 2030 Fund and the MFS Lifetime 2040 Fund were all the owners of record of less than 1% of the value of outstanding voting shares.

32 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35% . In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended February 28, 2006 was $3,026, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the six months ended February 28, 2006.

SEMIANNUAL REPORT 33

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under ‘‘Select a fund’’ on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q may be reviewed and copied at the:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

34 SEMIANNUAL REPORT

LETTER FROM THE CEO

Dear Shareholders,

It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you’re working with a seasoned investment professional who has experience to guide you through difficult times. At MFS®, we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals – be it a college education, a comfortable retirement, or a secure family legacy – is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes – including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer – through both up and down economic cycles.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer
MFS Investment Management®
April 17, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

SEMIANNUAL REPORT 1

PORTFOLIO COMPOSITION

Top ten holdings
General Electric Co.	2.8%

Cisco Systems, Inc.	2.6%

Procter & Gamble Co.	2.5%

Weatherford International Ltd.	2.3%

Microsoft Corp.	2.2%

QUALCOMM, Inc.	2.2%

EMC Corp.	2.1%

Corning, Inc.	2.0%

American International Group, Inc.	2.0%

SLM Corp.	1.9%

Equity market sectors
Health Care	23.8%

Technology	22.4%

Financial Services	9.9%

Retailing	7.8%

Industrial Goods & Services	6.9%

Leisure	6.1%

Consumer Staples	4.8%

Special Products & Services	4.2%

Energy	3.9%

Basic Materials	3.3%

Transportation	2.1%

Utilities & Communications	1.6%

Autos & Housing	0.9%

Percentages are based on net assets as of 2/28/06.

The portfolio is actively managed, and current holdings may be different.

2 SEMIANNUAL REPORT

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,
September 1, 2005 through February 28, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2005 through February 28, 2006.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMIANNUAL REPORT 3

	Expense Table – continued

					Expenses
		Annualized	Beginning	Ending	Paid During
		Expense	Account Value	Account Value	Period(p)
	Share Class	Ratio	9/01/05	2/28/06	9/01/05-2/28/06

	Actual	1.37%	$1,000.00	$1,071.90	$ 7.04
A
	Hypothetical(h)	1.37%	$1,000.00	$1,018.00	$ 6.85

	Actual	2.02%	$1,000.00	$1,068.30	$10.36
B
	Hypothetical(h)	2.02%	$1,000.00	$1,014.78	$10.09

	Actual	2.01%	$1,000.00	$1,069.00	$10.31
C
	Hypothetical(h)	2.01%	$1,000.00	$1,014.83	$10.04

	Actual	1.03%	$1,000.00	$1,074.50	$ 5.30
I
	Hypothetical(h)	1.03%	$1,000.00	$1,019.69	$ 5.16

	Actual	1.53%	$1,000.00	$1,071.00	$ 7.86
R
	Hypothetical(h)	1.53%	$1,000.00	$1,017.21	$ 7.65

	Actual	2.15%	$1,000.00	$1,067.80	$11.02
R1
	Hypothetical(h)	2.15%	$1,000.00	$1,014.13	$10.74

	Actual	1.79%	$1,000.00	$1,069.50	$ 9.18
R2
	Hypothetical(h)	1.79%	$1,000.00	$1,015.92	$ 8.95

	Actual	1.69%	$1,000.00	$1,070.10	$ 8.67
R3
	Hypothetical(h)	1.69%	$1,000.00	$1,016.41	$ 8.45

	Actual	1.43%	$1,000.00	$1,072.00	$ 7.35
R4
	Hypothetical(h)	1.43%	$1,000.00	$1,017.70	$ 7.15

	Actual	1.12%	$1,000.00	$1,073.70	$ 5.76
R5
	Hypothetical(h)	1.12%	$1,000.00	$1,019.24	$ 5.61

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

Effective October 1, 2005 the fund’s Class R1, Class R2, and Class R3 retirement plan administration and services fee was reduced (as described in Note 3 of the Notes to the Financial Statements). Had this fee reduction been in effect throughout the entire six month period, the annualized expense ratio would have been 2.13%, 1.77%, and 1.67% for Class R1, Class R2, and Class R3, respectively, and the actual expenses paid during the period would have been approximately $10.92, $9.08, and $8.57 for Class R1, Class R2, and Class R3, respectively.
4 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (unaudited) – 2/28/06
The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.
Stocks - 97.7%

Issuer	Shares/Par	Value ($)

Aerospace - 2.1%

Northrop Grumman Corp.	37,000	$2,371,700
United Technologies Corp.	275,800	16,134,300

		$18,506,000

Apparel Manufacturers - 1.6%

Nike, Inc., ‘‘B’’	163,100	$14,153,818

Automotive - 0.9%

Harman International Industries, Inc. (l)	75,000	$8,276,250

Banks & Credit Companies - 5.1%

American Express Co.	253,580	$13,662,890
SLM Corp.	300,600	16,956,846
UBS AG (l)	143,678	15,278,126

		$45,897,862

Biotechnology - 6.3%

Amgen, Inc. (n)	214,140	$16,165,429
Celgene Corp. (n)	245,400	9,325,200
Genentech, Inc. (n)	42,500	3,641,825
Genzyme Corp. (n)	219,430	15,215,276
Gilead Sciences, Inc. (n)	151,670	9,444,491
ImClone Systems, Inc. (l)(n)	67,600	2,595,164

		$56,387,385

Broadcast & Cable TV - 0.5%

Grupo Televisa S.A., ADR	40,600	$3,185,476
Univision Communications, Inc., ‘‘A’’ (l)(n)	40,000	1,338,000

		$4,523,476

Brokerage & Asset Managers - 2.5%

Affiliated Managers Group, Inc. (l)(n)	24,400	$2,401,692
Chicago Mercantile Exchange Holdings, Inc.	13,400	5,703,040
Franklin Resources, Inc.	23,900	2,454,052
Morgan Stanley	204,800	12,218,368

		$22,777,152

Business Services - 3.2%

Accenture Ltd., ‘‘A’’	168,950	$5,517,907
Amdocs Ltd. (n)	404,500	13,397,040
First Data Corp.	181,600	8,195,608
Monster Worldwide, Inc. (n)	35,000	1,713,600

		$28,824,155

	SEMIANNUAL REPORT 5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Stocks - continued

Chemicals - 2.5%

3M Co.	107,900	$7,940,361
Monsanto Co.	168,500	14,133,780

		$22,074,141

Computer Software - 4.4%

Adobe Systems, Inc.	318,200	$12,288,884
Microsoft Corp.	741,600	19,949,040
Oracle Corp. (n)	564,700	7,013,574

		$39,251,498

Computer Software - Systems - 1.7%

Apple Computer, Inc. (n)	77,500	$5,311,850
Dell, Inc. (n)	339,700	9,851,300

		$15,163,150

Conglomerates - 0.5%

Textron, Inc.	53,600	$4,722,696

Consumer Goods & Services - 4.0%

Colgate-Palmolive Co.	171,000	$9,316,080
eBay, Inc. (n)	107,200	4,294,432
Procter & Gamble Co.	370,200	22,186,086

		$35,796,598

Electrical Equipment - 4.1%

Danaher Corp.	78,200	$4,737,356
General Electric Co.	750,600	24,672,222
Rockwell Automation, Inc.	109,200	7,444,164

		$36,853,742

Electronics - 4.7%

Analog Devices, Inc.	57,300	$2,185,422
Applied Materials, Inc.	133,300	2,444,722
Intel Corp.	500,000	10,300,000
Marvell Technology Group Ltd. (n)	79,700	4,879,234
Samsung Electronics Co. Ltd.	12,770	8,949,688
SanDisk Corp. (n)	80,200	4,839,268
Texas Instruments, Inc.	75,000	2,238,750
Xilinx, Inc.	214,600	5,854,288

		$41,691,372

Food & Drug Stores - 1.3%

CVS Corp.	397,800	$11,269,674

Food & Non-Alcoholic Beverages - 1.3%

PepsiCo, Inc.	199,220	$11,775,894

6 SEMIANNUAL REPORT

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Stocks - continued

Gaming & Lodging - 4.6%

Carnival Corp.	95,510	$4,933,092
Harrah’s Entertainment, Inc.	182,300	13,111,016
International Game Technology	249,100	8,910,307
Las Vegas Sands Corp. (l)(n)	74,200	3,958,570
Starwood Hotels & Resorts Worldwide, Inc.	120,200	7,632,700
Wynn Resorts Ltd. (l)(n)	40,000	2,658,000

		$41,203,685

General Merchandise - 3.0%

Kohl’s Corp. (n)	186,360	$8,965,780
Target Corp.	133,760	7,276,544
Wal-Mart Stores, Inc.	244,090	11,071,922

		$27,314,246

Health Maintenance Organizations - 1.7%

UnitedHealth Group, Inc.	77,700	$4,524,471
WellPoint, Inc. (n)	138,660	10,647,701

		$15,172,172

Insurance - 2.3%

Ace Ltd.	59,500	$3,315,935
American International Group, Inc.	266,100	17,658,396

		$20,974,331

Internet - 1.4%

Google, Inc., ‘‘A’’ (n)	31,445	$11,402,586
Yahoo!, Inc. (n)	41,710	1,337,223

		$12,739,809

Leisure & Toys - 1.0%

Electronic Arts, Inc. (n)	171,430	$8,909,217

Machinery & Tools - 0.7%

Caterpillar, Inc.	90,500	$6,613,740

Medical & Health Technology & Services - 1.0%

Caremark Rx, Inc. (n)	89,700	$4,462,575
Quest Diagnostics Inc.	89,200	4,716,004

		$9,178,579

Medical Equipment - 6.2%

Advanced Medical Optics, Inc. (n)	252,800	$11,244,544
Alcon, Inc.	12,600	1,451,016
C.R. Bard, Inc.	100,200	6,562,098
DENTSPLY International, Inc.	160,600	9,152,594

	SEMIANNUAL REPORT 7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Stocks - continued

Medical Equipment - continued

Medtronic, Inc.	166,360	$8,975,122
Patterson Companies, Inc. (n)	130,000	4,685,200
St. Jude Medical, Inc. (n)	185,100	8,440,560
Zimmer Holdings, Inc. (n)	67,300	4,655,814

		$55,166,948

Network & Telecom - 8.1%

Cisco Systems, Inc. (n)	1,164,700	$23,573,528
Corning, Inc. (n)	748,120	18,261,609
Juniper Networks, Inc. (l)(n)	297,700	5,474,703
Nokia Corp., ADR	324,200	6,023,636
QUALCOMM, Inc.	411,660	19,434,469

		$72,767,945

Oil Services - 3.9%

GlobalSantaFe Corp.	264,710	$14,649,051
Weatherford International Ltd. (n)	475,000	20,482,000

		$35,131,051

Personal Computers & Peripherals - 2.1%

EMC Corp. (n)	1,347,350	$18,889,847

Pharmaceuticals - 8.6%

Abbott Laboratories	269,200	$11,893,256
Allergan, Inc.	63,200	6,842,032
Eli Lilly & Co.	137,060	7,623,277
Johnson & Johnson	224,920	12,966,638
Roche Holding AG (l)	73,000	10,805,115
Sanofi-Aventis (l)	30,000	2,556,690
Teva Pharmaceutical Industries Ltd., ADR (l)	223,200	9,372,168
Wyeth	292,390	14,561,022

		$76,620,198

Railroad & Shipping - 0.4%

Norfolk Southern Corp.	73,300	$3,751,494

Specialty Chemicals - 0.8%

Praxair, Inc.	134,200	$7,244,116

Specialty Stores - 1.9%

Home Depot, Inc.	344,300	$14,512,245
Urban Outfitters, Inc. (n)	82,500	2,318,250

		$16,830,495

Telecommunications - Wireless - 1.3%

America Movil S.A. de C.V., ‘‘L’’, ADR	328,400	$11,405,332

8 SEMIANNUAL REPORT

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Stocks - continued

Trucking - 1.7%

FedEx Corp.	139,560	$14,966,414

Utilities - Electric Power - 0.3%

AES Corp. (n)	143,900	$2,489,470

Total Stocks (Identified Cost, $848,865,500)		$875,313,952

Collateral for Securities Loaned - 4.6%

Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value	41,325,167	$41,325,167

Repurchase Agreement - 1.3%

Goldman Sachs, 4.55%, dated 2/28/06, due 3/01/06, total to be received $12,172,538 (secured by various U.S. Treasury and Federal
Agency obligations in a jointly traded account), at Cost	$12,171,000	$12,171,000

Total Investments (Identified Cost, $902,361,667) (k)		$928,810,119

Other Assets, Less Liabilities - (3.6)%		(32,523,572)

Net Assets - 100.0%		$896,286,547

(n)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(k)	As of February 28, 2006, the fund had one security that was fair valued, aggregating $8,949,688 and 1.0% of net assets, in accordance with the policies adopted by the Board of Trustees.

The following abbreviation is used in the Portfolio of Investments and is defined:

ADR American Depository Receipt

See Notes to Financial Statements

SEMIANNUAL REPORT 9

FINANCIAL STATEMENTS | Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities composing the total value of the fund.
At 2/28/06
Assets

Investments, at value, including $39,671,714 of securities on
loan (identified cost, $902,361,667)	$928,810,119
Cash	333
Receivable for investments sold	27,134,056
Receivable for fund shares sold	778,080
Interest and dividends receivable	894,399
Other assets	4,271

Total assets		$957,621,258

Liabilities

Payable for investments purchased	$16,226,869
Payable for fund shares reacquired	3,363,533
Collateral for securities loaned, at value	41,325,167
Payable to affiliates
Management fee	16,134
Shareholder servicing costs	181,769
Distribution and service fees	13,535
Administrative services fee	272
Retirement plan administration and services fees	17
Payable for independent trustees’ compensation	50,351
Accrued expenses and other liabilities	157,064

Total liabilities		$61,334,711

Net assets		$896,286,547

Net assets consist of:

Paid-in capital	$1,107,979,067
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies	26,442,959
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(235,540,605)
Accumulated net investment loss	(2,594,874)

Net assets		$896,286,547

Shares of beneficial interest outstanding		50,296,143

Class A shares

Net assets	$615,381,572
Shares outstanding	34,132,682

Net asset value per share		$18.03

Offering price per share (100÷94.25 x net asset value per share)		$19.13

Class B shares

Net assets	$193,397,439
Shares outstanding	11,147,487

Net asset value and offering price per share		$17.35

10 SEMIANNUAL REPORT

Statement of Assets and Liabilities (unaudited) – continued
Class C shares

Net assets	$75,010,728
Shares outstanding	4,323,580

Net asset value and offering price per share		$17.35

Class I shares

Net assets	$3,707,914
Shares outstanding	200,911

Net asset value, offering price, and redemption price per share		$18.46

Class R shares

Net assets	$6,496,491
Shares outstanding	361,674

Net asset value, offering price, and redemption price per share		$17.96

Class R1 shares

Net assets	$191,110
Shares outstanding	11,028

Net asset value, offering price, and redemption price per share		$17.33

Class R2 shares

Net assets	$794,297
Shares outstanding	45,710

Net asset value, offering price, and redemption price per share		$17.38

Class R3 shares

Net assets	$1,192,033
Shares outstanding	66,700

Net asset value, offering price, and redemption price per share		$17.87

Class R4 shares

Net assets	$57,965
Shares outstanding	3,217

Net asset value, offering price, and redemption price per share		$18.02

Class R5 shares

Net assets	$56,998
Shares outstanding	3,154

Net asset value, offering price, and redemption price per share		$18.07

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

SEMIANNUAL REPORT 11

FINANCIAL STATEMENTS | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/06
Net investment loss

Income
Dividends	$3,893,651
Interest	630,478
Foreign taxes withheld	(11,387)

Total investment income		$4,512,742

Expenses
Management fee	$3,427,205
Distribution and service fees	2,503,548
Shareholder servicing costs	1,381,007
Administrative services fee	46,326
Retirement plan administration and services fees	2,960
Independent trustees’ compensation	15,292
Custodian fee	64,316
Shareholder communications	63,583
Auditing fees	11,680
Legal fees	3,928
Miscellaneous	88,699

Total expenses		$7,608,544

Fees paid indirectly	(82,983)
Reduction of expenses by investment adviser	(461,656)

Net expenses		$7,063,905

Net investment loss		$(2,551,163)

Realized and unrealized gain (loss) on investments

Realized gain (loss) (identified cost basis)
Investment transactions	$89,578,735
Foreign currency transactions	19,997

Net realized gain (loss) on investments and foreign
currency transactions		$89,598,732

Change in unrealized appreciation (depreciation)
Investments	$(23,720,455)
Translation of assets and liabilities in foreign currencies	6,815

Net unrealized gain (loss) on investments and foreign
currency translation		$(23,713,640)

Net realized and unrealized gain (loss) on investments and
foreign currency		$65,885,092

Change in net assets from operations		$63,333,929

See Notes to Financial Statements

12 SEMIANNUAL REPORT

FINANCIAL STATEMENTS | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/06	8/31/05
	(unaudited)
Change in net assets

From operations

Net investment loss	$(2,551,163)	$(2,104,858)
Net realized gain (loss) on investments and foreign
currency transactions	89,598,732	152,520,859
Net unrealized gain (loss) on investments and foreign
currency translation	(23,713,640)	(56,264,736)

Change in net assets from operations	$63,333,929	$94,151,265

Change in net assets from fund share transactions	$(94,069,869)	$191,397,865

Redemption fees	$—	$3,489

Total change in net assets	$(30,735,940)	$285,552,619

Net assets

At beginning of period	927,022,487	641,469,868
At end of period (including accumulated net investment loss of
$2,594,874 and $43,711, respectively)	$896,286,547	$927,022,487

See Notes to Financial Statements

SEMIANNUAL REPORT 13

FINANCIAL STATEMENTS  |  Financial Highlights

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months
	ended		Years ended 8/31
Class A	2/28/06		2005	2004	2003	2002	2001
	(unaudited)
Net asset value, beginning of
period	$16.82		$14.71	$14.41	$13.22	$16.89	$27.51

Income (loss) from
investment operations

Net investment loss (d)	$(0.03)		$(0.01)	$(0.07)	$(0.07)	$(0.12)	$(0.11)
Net realized and unrealized
gain (loss) on investments
and foreign currency	1.24		2.12	0.37	1.26	(3.55)	(9.73)

Total from investment
operations	$1.21		$2.11	$0.30	$1.19	$(3.67)	$(9.84)

Less distributions declared
to shareholders

From net realized gain on
investments and foreign
currency transactions	$—		$—	$—	$—	$—	$(0.78)

Net asset value, end of period	$18.03		$16.82	$14.71	$14.41	$13.22	$16.89

Total return (%) (t)(s)(r)	7.19	(n)	14.34	2.08 (b)	9.00	(21.73)	(36.57)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense
reductions (f)	1.47	(a)	1.38	1.41	1.42	1.43	1.57
Expenses after expense
reductions (f)	1.37	(a)	1.28	1.36	1.42	1.47 (e)	1.52
Net investment loss	(0.36	)(a)	(0.08)	(0.47)	(0.52)	(0.76)	(0.56)
Portfolio turnover	123		184	261	312	257	283
Net assets at end of period
(000 Omitted)	$615,382		$632,209	$404,511	$496,271	$417,986	$111,062

See Notes to Financial Statements

14 SEMIANNUAL REPORT

Financial Highlights – continued
	Six months
	ended		Years ended 8/31
Class B	2/28/06		2005	2004	2003	2002	2001
	(unaudited)
Net asset value, beginning of
period	$16.24		$14.30	$14.09	$13.01	$16.72	$27.41

Income (loss) from
investment operations

Net investment loss (d)	$(0.08)		$(0.11)	$(0.16)	$(0.15)	$(0.22)	$(0.23)
Net realized and unrealized
gain (loss) on investments
and foreign currency	1.19		2.05	0.37	1.23	(3.49)	(9.70)

Total from investment
operations	$1.11		$1.94	$0.21	$1.08	$(3.71)	$(9.93)

Less distributions declared
to shareholders

From net realized gain on
investments and foreign
currency transactions	$—		$—	$—	$—	$—	$(0.76)

Net asset value, end of period	$17.35		$16.24	$14.30	$14.09	$13.01	$16.72

Total return (%) (t)(s)(r)	6.83	(n)	13.57	1.49 (b)	8.22	(22.13)	(37.01)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense
reductions (f)	2.12	(a)	2.03	2.05	2.07	2.08	2.22
Expenses after expense
reductions (f)	2.02	(a)	1.93	2.00	2.07	2.12 (e)	2.17
Net investment loss	(1.01	)(a)	(0.73)	(1.11)	(1.18)	(1.41)	(1.20)
Portfolio turnover	123		184	261	312	257	283
Net assets at end of period
(000 Omitted)	$193,397		$201,513	$138,226	$155,602	$114,619	$68,839

See Notes to Financial Statements

					SEMIANNUAL REPORT 15

Financial Highlights – continued
	Six months
	ended		Years ended 8/31
Class C	2/28/06		2005	2004	2003	2002	2001
	(unaudited)
Net asset value, beginning of
period	$16.23		$14.30	$14.10	$13.02	$16.73	$27.43

Income (loss) from
investment operations

Net investment loss (d)	$(0.08)		$(0.11)	$(0.16)	$(0.15)	$(0.22)	$(0.23)
Net realized and unrealized
gain (loss) on investments
and foreign currency	1.20		2.04	0.36	1.23	(3.49)	(9.70)

Total from investment
operations	$1.12		$1.93	$0.20	$1.08	$(3.71)	$(9.93)

Less distributions declared
to shareholders

From net realized gain on
investments and foreign
currency transactions	$—		$—	$—	$—	$—	$(0.77)

Net asset value, end of period	$17.35		$16.23	$14.30	$14.10	$13.02	$16.73

Total return (%) (t)(s)(r)	6.90	(n)	13.50	1.42 (b)	8.29	(22.18)	(36.99)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense
reductions (f)	2.11	(a)	2.03	2.05	2.07	2.08	2.22
Expenses after expense
reductions (f)	2.01	(a)	1.93	2.00	2.07	2.12 (e)	2.17
Net investment loss	(1.01	)(a)	(0.69)	(1.12)	(1.18)	(1.41)	(1.20)
Portfolio turnover	123		184	261	312	257	283
Net assets at end of period
(000 Omitted)	$75,011		$82,182	$91,225	$110,786	$82,441	$45,879

See Notes to Financial Statements

16 SEMIANNUAL REPORT

Financial Highlights – continued
Six months
	ended		Years ended 8/31
Class I	2/28/06		2005	2004	2003	2002	2001
(unaudited)
Net asset value, beginning of period	$17.18		$14.98	$14.63	$13.37	$17.01	$27.63

Income (loss) from
investment operations

Net investment income (loss) (d)	$(0.00	)(w)	$0.05	$(0.02)	$(0.02)	$(0.06)	$(0.03)
Net realized and unrealized
gain (loss) on investments and
foreign currency	1.28		2.15	0.37	1.28	(3.58)	(9.80)

Total from investment operations	$1.28		$2.20	$0.35	$1.26	$(3.64)	$(9.83)

Less distributions declared
to shareholders

From net realized gain on
investments and foreign currency
transactions	$—		$—	$—	$—	$—	$(0.79)

Net asset value, end of period	$18.46		$17.18	$14.98	$14.63	$13.37	$17.01

Total return (%) (s)(r)	7.45	(n)	14.69	2.39 (b)	9.42	(21.40)	(36.39)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.13	(a)	1.02	1.06	1.07	1.08	1.20
Expenses after expense reductions (f)	1.03	(a)	0.92	1.01	1.07	1.12 (e)	1.15
Net investment income (loss)	(0.02	)(a)	0.32	(0.11)	(0.16)	(0.39)	(0.14)
Portfolio turnover	123		184	261	312	257	283
Net assets at end of period
(000 Omitted)	$3,708		$3,816	$4,136	$4,317	$4,403	$7,381

See Notes to Financial Statements
					SEMIANNUAL REPORT 17

Financial Highlights – continued
	Six months
	ended		Years ended 8/31
Class R	2/28/06		2005	2004		2003(i)
	(unaudited)
Net asset value, beginning of period	$16.77		$14.69	$14.41		$12.35

Income (loss) from investment operations

Net investment loss (d)	$(0.04)		$(0.04)	$(0.09)		$(0.08)
Net realized and unrealized gain (loss) on investments
and foreign currency	1.23		2.12	0.37		2.14	(g)

Total from investment operations	$1.19		$2.08	$0.28		$2.06

Net asset value, end of period	$17.96		$16.77	$14.69		$14.41

Total return (%) (s)(r)	7.10	(n)	14.16	1.94	(b)	16.68	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.63	(a)	1.54	1.56		1.65	(a)
Expenses after expense reductions (f)	1.53	(a)	1.44	1.51		1.65	(a)
Net investment loss	(0.51	)(a)	(0.25)	(0.60)		(0.82	)(a)
Portfolio turnover	123		184	261		312
Net assets at end of period (000 Omitted)	$6,496		$5,904	$3,266		$1,869

				Six months		Year
				ended		ended
Class R1				2/28/06		8/31/05(i)
			(unaudited)
Net asset value, beginning of period				$16.23		$15.35

Income (loss) from investment operations

Net investment loss (d)				$(0.10)		$(0.08)
Net realized and unrealized gain (loss) on investments
and foreign currency				1.20		0.96	(g)

Total from investment operations				$1.10		$0.88

Net asset value, end of period				$17.33		$16.23

Total return (%) (s)(r)				6.78	(n)	5.73	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)				2.34	(a)	2.35	(a)
Expenses after expense reductions (f)				2.15	(a)	2.25	(a)
Net investment loss				(1.13	)(a)	(1.21	)(a)
Portfolio turnover				123		184
Net assets at end of period (000 Omitted)				$191		$80

See Notes to Financial Statements

18 SEMIANNUAL REPORT

Financial Highlights – continued
			Six months		Year
			ended		ended
Class R2			2/28/06		8/31/05(i)
			(unaudited)
Net asset value, beginning of period			$16.25		$15.35

Income (loss) from investment operations

Net investment loss (d)			$(0.07)		$(0.04)
Net realized and unrealized gain (loss) on investments
and foreign currency			1.20		0.94	(g)

Total from investment operations			$1.13		$0.90

Net asset value, end of period			$17.38		$16.25

Total return (%) (s)(r)			6.95	(n)	5.86	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)			2.02	(a)	2.04	(a)
Expenses after expense reductions (f)			1.79	(a)	1.94	(a)
Net investment loss			(0.79	)(a)	(0.67	)(a)
Portfolio turnover			123		184
Net assets at end of period (000 Omitted)			$794		$437

	Six months
	ended		Years ended 8/31
Class R3	2/28/06		2005		2004(i)
	(unaudited)
Net asset value, beginning of period	$16.70		$14.67		$14.63

Income (loss) from investment operations

Net investment loss (d)	$(0.06)		$(0.06)		$(0.06)
Net realized and unrealized gain (loss) on investments
and foreign currency	1.23		2.09		0.10	(g)

Total from investment operations	$1.17		$2.03		$0.04

Net asset value, end of period	$17.87		$16.70		$14.67

Total return (%) (s)(r)	7.01	(n)	13.84		0.27	(b)(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.88	(a)	1.82		1.95	(a)
Expenses after expense reductions (f)	1.69	(a)	1.72		1.90	(a)
Net investment loss	(0.66	)(a)	(0.48)		(0.48	)(a)
Portfolio turnover	123		184		261
Net assets at end of period (000 Omitted)	$1,192		$774		$105

See Notes to Financial Statements

			SEMIANNUAL REPORT 19

Financial Highlights – continued
	Six months		Year
	ended		ended
Class R4	2/28/06		8/31/05(i)
	(unaudited)
Net asset value, beginning of period	$16.81		$15.85

Income (loss) from investment operations

Net investment loss (d)	$(0.04)		$(0.03)
Net realized and unrealized gain (loss) on investments
and foreign currency	1.25		0.99	(g)

Total from investment operations	$1.21		$0.96

Net asset value, end of period	$18.02		$16.81

Total return (%) (s)(r)	7.20	(n)	6.06	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.53	(a)	1.56	(a)
Expenses after expense reductions (f)	1.43	(a)	1.46	(a)
Net investment loss	(0.41	)(a)	(0.41	)(a)
Portfolio turnover	123		184
Net assets at end of period (000 Omitted)	$58		$53

	Six months		Year
	ended		ended
Class R5	2/28/06		8/31/05(i)
	(unaudited)
Net asset value, beginning of period	$16.83		$15.85

Income (loss) from investment operations

Net investment loss (d)	$(0.01)		$(0.01)
Net realized and unrealized gain (loss) on investments
and foreign currency	1.25		0.99	(g)

Total from investment operations	$1.24		$0.98

Net asset value, end of period	$18.07		$16.83

Total return (%) (s)(r)	7.37	(n)	6.18	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.22	(a)	1.26	(a)
Expenses after expense reductions (f)	1.12	(a)	1.16	(a)
Net investment loss	(0.11	)(a)	(0.11	)(a)
Portfolio turnover	123		184
Net assets at end of period (000 Omitted)	$57		$53

See Notes to Financial Statements

20 SEMIANNUAL REPORT

Financial Highlights – continued

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(i)	For the period from the class’ inception, December 31, 2002 (Class R), October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(r)	Certain expenses have been reduced without which performance would have been lower.
(a)	Annualized.
(n)	Not annualized.
(w)	Per share amount was less than $0.01.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(e)	Ratio includes a reimbursement fee for expenses borne by MFS in prior years under the then existing expense reimbursement agreement.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
(t)	Total returns do not include any applicable sales charges.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

SEMIANNUAL REPORT 21

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) Business and Organization

MFS Core Growth Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the fund’s valuation time that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund’s valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

22 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (‘‘State Street’’), as lending agent, may loan the securities of the fund to certain qualified institutions (the ‘‘Borrowers’’) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Short Term Fees – For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund’s prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

SEMIANNUAL REPORT 23

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

Fees Paid Indirectly – The fund’s custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended February 28, 2006, the fund’s custodian fees were reduced by $30,018 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended February 28, 2006, the fund’s custodian expenses were reduced by $52,965 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective January 1, 2006, the commission recapture agreement was terminated.

Tax Matters and Distributions – The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes. Book/tax differences primarily relate to foreign currency transactions, net operating

24 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

losses, capital loss carryforward assumed as a result of the acquisition, and wash sales.

The fund declared no distributions for the years ended August 31, 2005 and August 31, 2004.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of February 28, 2006
Cost of investments (1)	$910,630,903

Gross appreciation	$40,541,157
Gross depreciation	(22,361,941)

Net unrealized appreciation (depreciation)	$18,179,216
As of August 31, 2005
Capital loss carryforwards	$(316,413,027)
Unrealized appreciation (depreciation)	41,899,671
Other temporary differences	(513,093)
(1) Aggregate cost includes prior fiscal year end tax adjustments.

As of August 31, 2005, the fund had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

August 31, 2008	$(82,754,624)
August 31, 2009	(161,321,462)
August 31, 2010	(25,708,026)
August 31, 2011	(46,628,915)

Total	$(316,413,027)

The availabilty of a portion of the capital loss carryforwards, which were acquired on June 3, 2005 in connection with the MFS Large Cap Growth Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.65% of the fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended

SEMIANNUAL REPORT 25

Notes to Financial Statements (unaudited) – continued

February 28, 2006, this waiver amounted to $456,985 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended February 28, 2006 was equivalent to an annual effective rate of 0.65% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $22,368 for the six months ended February 28, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
			Total	Annual	Distribution
	Distribution	Service	Distribution	Effective	and Service
	Fee Rate	Fee Rate	Plan(1)	Rate(2)	Fee
Class A	0.10%	0.25%	0.35%	0.35%	$1,092,368
Class B	0.75%	0.25%	1.00%	1.00%	986,164
Class C	0.75%	0.25%	1.00%	1.00%	404,845
Class R	0.25%	0.25%	0.50%	0.50%	15,282
Class R1	0.50%	0.25%	0.75%	0.75%	639
Class R2	0.25%	0.25%	0.50%	0.50%	1,398
Class R3	0.25%	0.25%	0.50%	0.50%	2,783
Class R4	—	0.25%	0.25%	0.25%	69

Total Distribution and Service Fees					$2,503,548

(1)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(2)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2006 based on each class’ average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2006, were as follows:

Amount
Class A	$10,142
Class B	$213,809
Class C	$2,061

Shareholder Servicing Agent – The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary

26 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2006, the fee was $443,835, which equated to 0.0971% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended February 28, 2006, these costs amounted to $733,218.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund’s annual fixed amount is $10,000.

The administrative services fee incurred for the six months ended February 28, 2006 was equivalent to an annual effective rate of 0.0101% of the fund’s average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended February 28, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class’ average daily net assets:

		Annual
		Effective	Total
	Fee Rate	Rate(1)	Amount
Class R1	0.45%	0.36%	$383
Class R2	0.40%	0.27%	1,116
Class R3	0.25%	0.16%	1,393
Class R4	0.15%	0.15%	41
Class R5	0.10%	0.10%	27

Total Retirement Plan Administration and Services Fees			$2,960

(1)	Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2007. For the six months ended February 28, 2006, this waiver amounted to $925 and is reflected as a reduction of total expenses in the Statement of Operations.

Trustees’ and Officers’ Compensation – The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay

SEMIANNUAL REPORT 27

Notes to Financial Statements (unaudited) – continued

compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $429. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in an expense of $3,148. Both amounts are included in Independent trustees’ compensation for the six months ended February 28, 2006. The deferred liability for retirement benefits payable to retired Trustees and certain current Trustees amounted to $3,786 and $42,959, respectively, at February 28, 2006, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended February 28, 2006, the fee paid to Tarantino LLC was $4,053. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $3,746, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,091,689,673 and $1,175,383,216, respectively.

28 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/06		Year ended 8/31/05(i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,704,287	$64,824,161	6,045,043	$96,257,424
Class B	483,663	8,183,818	824,699	12,849,738
Class C	252,173	4,247,156	733,441	11,311,540
Class I	21,860	394,908	36,183	585,957
Class R	42,597	751,440	216,408	3,447,630
Class R1	6,643	110,441	5,484	84,854
Class R2	32,502	556,480	26,881	437,516
Class R3	36,427	619,442	42,062	697,441
Class R4	63	1,111	3,154	50,000
Class R5	—	—	3,154	50,000

	4,580,215	$79,688,957	7,936,509	$125,772,100
Shares issued in connection with
acquisition of MFS Large Cap Growth Fund
Class A			15,966,412	$260,252,510
Class B			4,980,471	78,492,230
Class I			2,991	49,763

			20,949,874	$338,794,503
Shares reacquired
Class A	(7,163,736)	$(125,465,520)	(11,909,431)	$(190,911,285)
Class B	(1,748,376)	(29,514,099)	(3,061,054)	(47,687,100)
Class C	(990,960)	(16,923,840)	(2,051,435)	(31,628,141)
Class I	(43,029)	(754,482)	(93,157)	(1,502,028)
Class R	(33,052)	(575,280)	(86,556)	(1,385,040)
Class R1	(533)	(8,738)	(566)	(9,209)
Class R2	(13,671)	(236,804)	(2)	(39)
Class R3	(16,092)	(280,063)	(2,868)	(45,896)
Class R4	—	—	—	—
Class R5	—	—	—	—

	(10,009,449)	$(173,758,826)	(17,205,069)	$(273,168,738)

			SEMIANNUAL REPORT 29

Notes to Financial Statements (unaudited) – continued
	Six months ended 2/28/06		Year ended 8/31/05(i)
	Shares	Amount	Shares	Amount
Net change
Class A	(3,459,449)	$(60,641,359)	10,102,024	$165,598,649
Class B	(1,264,713)	(21,330,281)	2,744,116	43,654,868
Class C	(738,787)	(12,676,684)	(1,317,994)	(20,316,601)
Class I	(21,169)	(359,574)	(53,983)	(866,308)
Class R	9,545	176,160	129,852	2,062,590
Class R1	6,110	101,703	4,918	75,645
Class R2	18,831	319,676	26,879	437,477
Class R3	20,335	339,379	39,194	651,545
Class R4	63	1,111	3,154	50,000
Class R5	—	—	3,154	50,000

	(5,429,234)	$(94,069,869)	11,681,314	$191,397,865

((i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.

(6) Line of Credit

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35% . In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended February 28, 2006 was $2,906, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the six months ended February 28, 2006.

(7) Acquisitions

On June 6, 2005, the fund acquired all of the assets and liabilities of MFS Large Cap Growth Fund. The acquisition was accomplished by a tax-free exchange of 20,949,874 shares of the fund for the net assets of MFS Large Cap Growth Fund as of the close of business on June 3, 2005. MFS Large Cap Growth Fund’s net assets on June 3, 2005 were $338,794,503, including $39,750,917 of unrealized appreciation, $1,382,225 of accumulated net investment loss, and $300,727,128 of accumulated net realized loss on investments and foreign currency transactions. The aggregate net assets of the fund after the acquisition were $960,823,462.

30 SEMIANNUAL REPORT

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under ‘‘Select a fund’’ on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q may be reviewed and copied at the:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

SEMIANNUAL REPORT 31

LETTER FROM THE CEO

Dear Shareholders,

It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you’re working with a seasoned investment professional who has experience to guide you through difficult times. At MFS®, we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals – be it a college education, a comfortable retirement, or a secure family legacy – is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes – including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer – through both up and down economic cycles.

Respectfully,

Robert J. Manning
Chief Executive Officer and Chief Investment Officer
MFS Investment Management®
April 17, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

SEMIANNUAL REPORT 1

PORTFOLIO COMPOSITION

Top ten holdings
Samsung Electronics Co. Ltd.	3.5%

TOTAL S.A.	3.0%

GlaxoSmithKline PLC	2.2%

Nestle S.A.	2.2%

Roche Holding AG	2.1%

UBS AG	1.9%

Tesco PLC	1.9%

Royal Bank of Scotland Group PLC	1.7%

AXA	1.6%

BNP Paribas	1.6%

Equity sectors
Financial Services	28.4%

Basic Materials	14.6%

Utilities & Communications	9.1%

Energy	8.4%

Technology	8.2%

Autos & Housing	6.8%

Health Care	6.8%

Consumer Staples	5.8%

Retailing	5.1%

Leisure	3.5%

Transportation	1.0%

Country weightings
Great Britain	18.8%

Japan	16.9%

France	12.9%

Switzerland	8.1%

South Korea	7.0%

Italy	4.6%

Brazil	4.5%

Germany	4.4%

Mexico	3.1%

Other Countries	19.7%

Percentages are based on net assets as of 2/28/06.

The portfolio is actively managed, and current holdings may be different.

2 SEMIANNUAL REPORT

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,
September 1, 2005 through February 28, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2005 through February 28, 2006.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMIANNUAL REPORT 3

Expense Table – continued

					Expenses
		Annualized	Beginning	Ending	Paid During
		Expense	Account Value	Account Value	Period (p)
Share Class		Ratio	9/01/05	2/28/06	9/01/05-2/28/06

A	Actual	1.50%	$1,000.00	$1,190.10	$ 8.15

	Hypothetical (h)	1.50%	$1,000.00	$1,017.36	$ 7.50

B	Actual	2.14%	$1,000.00	$1,186.30	$11.60

	Hypothetical (h)	2.14%	$1,000.00	$1,014.18	$10.69

C	Actual	2.15%	$1,000.00	$1,186.20	$11.65

	Hypothetical (h)	2.15%	$1,000.00	$1,014.13	$10.74

I	Actual	1.15%	$1,000.00	$1,191.50	$ 6.25

	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$ 5.76

R	Actual	1.65%	$1,000.00	$1,188.90	$ 8.95

	Hypothetical (h)	1.65%	$1,000.00	$1,016.61	$ 8.25

R1	Actual	2.27%	$1,000.00	$1,184.80	$12.30

	Hypothetical (h)	2.27%	$1,000.00	$1,013.54	$11.33

R2	Actual	1.92%	$1,000.00	$1,187.30	$10.41

	Hypothetical (h)	1.92%	$1,000.00	$1,015.27	$ 9.59

R3	Actual	1.83%	$1,000.00	$1,188.30	$ 9.93

	Hypothetical (h)	1.83%	$1,000.00	$1,015.72	$ 9.15

R4	Actual	1.55%	$1,000.00	$1,189.40	$ 8.41

	Hypothetical (h)	1.55%	$1,000.00	$1,017.11	$ 7.75

R5	Actual	1.25%	$1,000.00	$1,191.20	$ 6.79

	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$ 6.26

529A	Actual	1.75%	$1,000.00	$1,188.30	$ 9.50

	Hypothetical (h)	1.75%	$1,000.00	$1,016.12	$ 8.75

529B	Actual	2.40%	$1,000.00	$1,184.70	$13.00

	Hypothetical (h)	2.40%	$1,000.00	$1,012.89	$11.98

529C	Actual	2.39%	$1,000.00	$1,183.80	$12.94

	Hypothetical (h)	2.39%	$1,000.00	$1,012.94	$11.93

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

Effective October 1, 2005 the fund’s Class R1, Class R2, and Class R3 retirement plan administration and services fees were reduced (as described in Note 3 of the Notes to the Financial Statements). Had this fee reduction been in effect throughout the entire six month period, the annualized expense ratio would have been 2.25%, 1.90%, and 1.81% for Class R1, Class R2, and Class R3, respectively, and the actual expenses paid during the period would have been approximately $12.19, $10.31, and $9.82 for Class R1, Class R2, and Class R3, respectively.

4 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (unaudited) – 2/28/06
The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.
Stocks - 97.7%

Issuer	Shares/Par	Value ($)

Airlines - 0.4%

Grupo Aeroportuario del Pacifico S.A. de C.V., ADR (n)	58,160	$1,675,008
Grupo Aeroportuario del Sureste S.A. de C.V., ADR (l)	274,520	9,262,305

		$10,937,313

Alcoholic Beverages - 1.3%

Diageo PLC	2,352,980	$36,193,844

Apparel Manufacturers - 1.0%

Burberry Group PLC	2,495,120	$20,088,298
LVMH Moet Hennessy Louis Vuitton S.A.	89,700	8,163,773

		$28,252,071

Automotive - 4.2%

Bayerische Motoren Werke AG	570,390	$27,464,165
Compagnie Generale des Etablissements Michelin (l)	45,150	2,759,220
Continental AG	157,026	16,092,409
Hyundai Mobis	247,620	20,823,714
Nissan Motor Co. Ltd. (l)	2,347,300	27,051,562
Toyota Motor Corp.	375,400	20,097,897

		$114,288,967

Banks & Credit Companies - 22.5%

AEON Credit Service Co. Ltd. (l)	545,200	$15,453,321
Aiful Corp.	330,300	22,214,867
Akbank T.A.S.	1,582,510	16,053,214
Banco Bilbao Vizcaya Argentaria S.A.	2,113,950	43,096,419
Banco Nossa Caixa S.A.	218,690	4,940,030
Bank of Cyprus Public Co. Ltd.	989,420	8,455,754
BNP Paribas (l)	476,130	44,129,155
Credit Agricole S.A. (l)	874,331	31,996,806
DEPFA Bank PLC (l)	680,120	11,308,247
Erste Bank der oesterreichischen Sparkassen AG	385,430	23,462,501
Erste Bank der oesterreichischen Sparkassen AG (n)	50,158	3,001,810
Hana Financial, Inc.	280,600	11,931,801
HSBC Holdings PLC	2,080,716	35,586,407
Mitsubishi Tokyo Financial Group, Inc.	1,424	21,775,379
ORIX Corp. (l)	163,700	42,836,634
OTP Bank Ltd., GDR	326,140	24,427,886
Royal Bank of Scotland Group PLC	1,371,511	45,974,562
Shinhan Financial Group Co. Ltd.	707,420	27,866,957
Shinsei Bank Ltd.	3,867,000	26,121,659
	SEMIANNUAL REPORT 5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Stocks - continued

Banks & Credit Companies - continued

Sumitomo Mitsui Financial Group, Inc. (l)	1,623	$17,651,541
Takefuji Corp.	351,150	22,577,461
Turkiye Vakiflar Bankasi T.A.O. (n)	2,370,560	15,616,857
UBS AG (l)	492,791	52,401,364
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	117,340	10,320,053
UniCredito Italiano S.p.A. (l)	4,240,380	30,899,329

		$610,100,014

Broadcast & Cable TV - 2.8%

Grupo Televisa S.A., ADR	316,480	$24,831,021
Nippon Television Network Corp.	80,440	11,742,607
WPP Group PLC	3,507,100	40,798,707

		$77,372,335

Brokerage & Asset Managers - 0.2%

Singapore Exchange Ltd.	2,702,000	$6,324,776

Chemicals - 1.3%

Hanwha Chemical Corp. (n)	624,970	$8,542,868
Syngenta AG	189,154	26,741,466

		$35,284,334

Computer Software - Systems - 0.6%

Capgemini S.A. (l)	352,890	$17,459,126

Conglomerates - 0.8%

Siemens AG (l)	223,810	$20,569,741

Construction - 2.6%

CEMEX S.A. de C.V., ADR	426,500	$26,340,640
Consorcio ARA S.A. de C.V.	1,155,340	4,915,024
Geberit AG	14,890	13,537,397
Italcementi S.p.A.	916,810	13,087,875
Italcementi S.p.A. - Ordinary (l)	442,760	9,079,254
Urbi Desarrollos Urbanos S.A. de C.V. (n)	483,440	3,706,575

		$70,666,765

Consumer Goods & Services - 1.7%

Natura Cosmeticos S.A.	60,240	$3,517,664
Reckitt Benckiser PLC	808,730	28,827,831
Uni-Charm Corp. (l)	275,200	13,726,256

		$46,071,751

Electrical Equipment - 1.3%

Schneider Electric S.A. (l)	332,553	$34,037,183

6 SEMIANNUAL REPORT

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Stocks - continued

Electronics - 7.3%

Konica Minolta Holdings, Inc.	950,500	$11,853,113
Nippon Electric Glass Co. Ltd. (l)	451,000	10,849,929
Ricoh Co. Ltd.	600,000	11,128,850
Royal Philips Electronics N.V.	1,125,890	36,714,301
Samsung Electronics Co. Ltd.	137,100	96,084,743
Taiwan Semiconductor Manufacturing Co. Ltd.	17,536,000	32,679,192

		$199,310,128

Energy - Independent - 2.1%

Canadian Natural Resources Ltd.	121,190	$6,617,437
CNOOC Ltd.	34,098,500	28,331,086
Norsk Hydro A.S.A. (l)	177,480	20,763,361

		$55,711,884

Energy - Integrated - 5.7%

BG Group PLC	1,473,270	$17,268,157
LUKOIL, ADR (l)	172,690	13,797,931
Petroleo Brasileiro S.A., ADR	146,560	12,829,862
Statoil A.S.A. (l)	1,185,390	30,250,757
TOTAL S.A. (l)	324,300	81,674,787

		$155,821,494

Food & Drug Stores - 2.1%

Sundrug Co. Ltd. (l)	130,900	$6,645,301
Tesco PLC	8,652,969	51,356,358

		$58,001,659

Food & Non-Alcoholic Beverages - 2.5%

Nestle S.A.	198,567	$58,471,161
Nong Shim Co. Ltd.	27,480	8,074,556

		$66,545,717

Forest & Paper Products - 1.3%

Aracruz Celulose S.A., ADR (l)	468,880	$23,045,452
Votorantim Celulose e Papel S.A., ADR	851,373	12,566,265

		$35,611,717

Insurance - 4.7%

Assicurazioni Generali S.p.A. (l)	1,135,450	$40,780,149
Aviva PLC	3,029,740	41,975,390
AXA (l)	1,251,750	44,284,771

		$127,040,310

Internet - 0.1%

Universo Online S.A., IPS (n)	372,100	$2,751,104

Leisure & Toys - 0.7%

Nintendo Co. Ltd. (l)	123,200	$18,196,016

	SEMIANNUAL REPORT 7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Stocks - continued

Machinery & Tools - 0.5%

Fanuc Ltd.	151,700	$12,791,624

Metals & Mining - 7.0%

Aber Diamond Corp.	142,510	$5,376,554
Aluminum Corp. of China Ltd.	12,186,000	12,487,024
Arcelor S.A. (l)	1,014,030	37,109,197
BHP Billiton PLC	2,552,100	43,021,078
Companhia Siderurgica Nacional S.A., ADR (l)	487,650	14,371,046
Companhia Vale do Rio Doce, ADR	844,560	39,212,921
POSCO	70,330	16,536,035
Ternium S.A., ADR (n)	308,010	7,253,636
Umicore	110,300	15,706,324

		$191,073,815

Natural Gas - Distribution - 0.5%

Tokyo Gas Co. Ltd. (l)	2,992,390	$13,608,421

Network & Telecom - 0.2%

TomTom N.V. (n)	209,140	$6,465,401

Oil Services - 0.6%

Saipem S.p.A.	381,950	$8,124,054
Vallourec S.A. (l)	9,430	7,389,329

		$15,513,383

Pharmaceuticals - 6.8%

Astellas Pharma, Inc.	866,200	$33,389,884
AstraZeneca PLC	728,820	33,721,996
GlaxoSmithKline PLC	2,329,640	59,152,006
Roche Holding AG (l)	393,410	58,230,686

		$184,494,572

Real Estate - 1.0%

K.K. DaVinci Advisors (n)	19,740	$27,078,429
Leopalace21 Corp.	1,500	53,616

		$27,132,045

Specialty Chemicals - 2.4%

Asahi Glass Co. Ltd. (l)	2,012,000	$28,314,562
Kaneka Corp. (l)	1,999,000	26,329,837
Lonza Group AG	148,220	9,634,300

		$64,278,699

8 SEMIANNUAL REPORT

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)

Stocks - continued

Specialty Stores - 2.0%

Grupo Elektra S.A. de C.V.		883,710	$10,053,391
NEXT PLC		963,040	27,902,341
Yamada Denki Co. Ltd. (l)		152,300	16,285,485

			$54,241,217

Telecommunications - Wireless - 1.6%

America Movil S.A. de C.V., ‘‘L’’, ADR		164,510	$5,713,432
PT Indosat Tbk.		12,569,000	7,186,197
Vodafone Group PLC		16,030,160	30,681,510

			$43,581,139

Telephone Services - 3.8%

FastWeb S.p.A. (l)(n)		502,275	$24,268,374
Singapore Telecommunications Ltd.		14,218,000	22,802,326
Telefonica S.A.		2,172,521	33,554,971
Telenor A.S.A.		2,041,880	22,115,646

			$102,741,317

Tobacco - 0.3%

Swedish Match AB (l)		583,910	$7,827,558

Trucking - 0.6%

TNT N.V.		482,180	$15,717,718

Utilities - Electric Power - 3.2%

E.ON AG (l)		396,380	$43,948,019
Suez S.A. (l)		1,144,158	42,185,434

			$86,133,453

Total Stocks (Identified Cost, $2,158,022,733)			$2,652,148,611

Warrants - 0%

Strike	First
Price	Exercise

Syngenta AG (n) (identified Cost, $117,304) CHF 234	5/23/06	188,354	$232,926

Short-Term Obligations - 1.9%

Abbey National North America LLC, 4.56%, due 3/01/06,
at Amortized Cost and Value (y)		$49,627,000	$49,627,000

		SEMIANNUAL REPORT 9

Portfolio of Investments (unaudited) – continued
Collateral for Securities Loaned - 20.4%

Issuer	Shares/Par	Value ($)

Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value	554,047,225	$554,047,225

Total Investments (Identified Cost, $2,761,814,262) (k)		$3,256,055,762

Other Assets, Less Liabilities - (20.0)%		(541,854,025)

Net Assets - 100.0%		$2,714,201,737

(n)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(y)	The rate shown represents an annualized yield at time of purchase.
(k)	As of February 28, 2006, the fund had 37 securities that were fair valued, aggregating $597,374,322 and
22.0% of net assets in accordance with the policies adopted by the Board of Trustees.
The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
GDR	Global Depository Receipt
IPS	International Preference Stock
Abbreviations indicate amounts shown in currencies other than the U.S. Dollar. All amounts are stated in U.S.
dollars unless otherwise indicated. A list of abbreviations is shown below.
CHF	Swiss Franc
See Notes to Financial Statements

10 SEMIANNUAL REPORT

FINANCIAL STATEMENTS | Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities composing the total value of the fund.
At 2/28/06
Assets

Investments, at value, including $528,033,434 of securities on
loan (identified cost, $2,761,814,262)	$3,256,055,762
Cash	799
Foreign currency, at value (identified cost, $671,133)	690,813
Receivable for investments sold	41,468,614
Receivable for fund shares sold	11,354,376
Interest and dividends receivable	3,459,812
Other assets	17

Total assets		$3,313,030,193

Liabilities

Payable for investments purchased	$39,863,442
Payable for fund shares reacquired	3,898,444
Collateral for securities loaned, at value	554,047,225
Payable to affiliates
Management fee	60,532
Shareholder servicing costs	216,210
Distribution and service fees	20,393
Administrative services fee	793
Program manager fees	12
Retirement plan administration and services fees	313
Payable for independent trustees’ compensation	33,704
Accrued expenses and other liabilities	687,388

Total liabilities		$598,828,456

Net assets		$2,714,201,737

Net assets consist of:

Paid-in capital	$2,107,691,249
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies	494,283,227
Accumulated net realized gain (loss) on investments and
foreign currency transactions	118,559,053
Accumulated distributions in excess of net investment income	(6,331,792)

Net assets		$2,714,201,737

Shares of beneficial interest outstanding		148,622,800

	SEMIANNUAL REPORT 11

Statement of Assets and Liabilities (unaudited) – continued
Class A shares

Net assets	$1,121,767,413
Shares outstanding	61,684,863

Net asset value per share		$18.19

Offering price per share (100/94.25 x net asset value per share)		$19.30

Class B shares

Net assets	$173,043,076
Shares outstanding	9,894,546

Net asset value and offering price per share		$17.49

Class C shares

Net assets	$139,718,590
Shares outstanding	8,017,047

Net asset value and offering price per share		$17.43

Class I shares

Net assets	$1,111,946,155
Shares outstanding	59,772,358

Net asset value, offering price, and redemption price per share		$18.60

Class R shares

Net assets	$59,624,667
Shares outstanding	3,301,076

Net asset value, offering price, and redemption price per share		$18.06

Class R1 shares

Net assets	$566,538
Shares outstanding	32,615

Net asset value, offering price, and redemption price per share		$17.37

Class R2 shares

Net assets	$197,101
Shares outstanding	11,311

Net asset value, offering price, and redemption price per share		$17.43

Class R3 shares

Net assets	$6,236,812
Shares outstanding	348,309

Net asset value, offering price, and redemption price per share		$17.91

Class R4 shares

Net assets	$2,676,013
Shares outstanding	147,448

Net asset value, offering price, and redemption price per share		$18.15

Class R5 shares

Net assets	$96,514,187
Shares outstanding	5,305,463

Net asset value, offering price, and redemption price per share		$18.19

12 SEMIANNUAL REPORT

Statement of Assets and Liabilities (unaudited) – continued
Class 529A shares

Net assets	$1,127,115
Shares outstanding	62,448

Net asset value per share		$18.05

Offering price per share (100/94.25 x net asset value per share)		$19.15

Class 529B shares

Net assets	$239,113
Shares outstanding	13,806

Net asset value and offering price per share		$17.32

Class 529C shares

Net assets	$544,957
Shares outstanding	31,510

Net asset value and offering price per share		$17.29

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and
Class 529C shares.
See Notes to Financial Statements

		SEMIANNUAL REPORT 13

FINANCIAL STATEMENTS | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/06
Net investment loss

Income
Dividends	$14,251,115
Interest	1,249,860
Foreign taxes withheld	(1,040,163)

Total investment income		$14,460,812

Expenses
Management fee	$9,652,154
Distribution and service fees	3,304,784
Program manager fees	1,991
Shareholder servicing costs	1,958,086
Administrative services fee	107,093
Retirement plan administration and services fees	22,636
Independent trustees’ compensation	25,479
Custodian fee	1,177,817
Shareholder communications	105,076
Auditing fees	22,945
Legal fees	23,745
Miscellaneous	267,520

Total expenses		$16,669,326

Fees paid indirectly	(84,175)
Reduction of expenses by investment adviser	(8,893)

Net expenses		$16,576,258

Net investment loss		$(2,115,446)

Realized and unrealized gain (loss) on investments

Realized gain (loss) (identified cost basis)
Investment transactions (net of $119,480 country tax)	$184,623,538
Foreign currency transactions	(1,123,219)

Net realized gain (loss) on investments and foreign
currency transactions		$183,500,319

Change in unrealized appreciation (depreciation)
Investments (net of $57,340 decrease in deferred country tax)	$232,317,847
Translation of assets and liabilities in foreign currencies	37,735

Net unrealized gain (loss) on investments and foreign
currency translation		$232,355,582

Net realized and unrealized gain (loss) on investments and
foreign currency		$415,855,901

Change in net assets from operations		$413,740,455

See Notes to Financial Statements

14 SEMIANNUAL REPORT

FINANCIAL STATEMENTS | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/06	8/31/05
	(unaudited)
Change in net assets

From operations

Net investment income (loss)	$(2,115,446)	$14,478,147
Net realized gain (loss) on investments and foreign
currency transactions	183,500,319	145,187,506
Net unrealized gain (loss) on investments and foreign
currency translation	232,355,582	171,427,529

Change in net assets from operations	$413,740,455	$331,093,182

Distributions declared to shareholders

From net investment income
Class A	$(7,372,365)	$(3,826,893)
Class B	(226,370)	(10,565)
Class C	(254,257)	(77,330)
Class I	(9,060,373)	(4,400,339)
Class R	(303,000)	(170,724)
Class R1	(2,859)	—
Class R2	(1,155)	—
Class R3	(29,271)	(4,202)
Class R4	(1,034)	—
Class R5	(523)	—
Class 529A	(4,962)	(2,107)
Class 529B	(79)	(115)
Class 529C	(10)	(151)
From net realized gain on investments and foreign
currency transactions
Class A	(80,787,061)	(30,675,820)
Class B	(12,159,865)	(5,867,774)
Class C	(9,704,848)	(3,969,467)
Class I	(70,748,663)	(23,687,787)
Class R	(3,873,528)	(1,210,411)
Class R1	(33,799)	—
Class R2	(13,584)	—
Class R3	(346,752)	(24,101)
Class R4	(9,270)	—
Class R5	(4,369)	—
Class 529A	(70,615)	(18,925)
Class 529B	(15,904)	(6,169)
Class 529C	(39,146)	(14,528)

Total distributions declared to shareholders	$(195,063,662)	$(73,967,408)

	SEMIANNUAL REPORT 15

Statements of Changes in Net Assets – continued
	Six months ended	Year ended
	2/28/06	8/31/05
	(unaudited)
Change in net assets from fund share transactions	$385,801,242	$577,345,880

Redemption fees	$—	$3,533

Total change in net assets	$604,478,035	$834,475,187

Net assets

At beginning of period	2,109,723,702	1,275,248,515
At end of period (including accumulated distributions in
excess of net investment income of $6,331,792 and
undistributed net investment income of $13,039,912)	$2,714,201,737	$2,109,723,702

See Notes to Financial Statements

16 SEMIANNUAL REPORT

FINANCIAL STATEMENTS | Financial Highlights
The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months
	ended		Years ended 8/31
Class A	2/28/06		2005		2004		2003	2002		2001
(unaudited)
Net asset value, beginning
of period	$16.65		$14.25		$11.53		$10.78	$12.25		$16.19

Income (loss) from
investment operations

Net investment income (loss) (d) $(0.02)			$0.12		$0.10		$0.04	$(0.00)	(w)	$(0.00)	(w)
Net realized and unrealized
gain (loss) on investments
and foreign currency	3.04		3.04		2.63		0.71	(1.47)		(3.44)

Total from investment
operations	$3.02		$3.16		$2.73		$0.75	$(1.47)		$(3.44)

Less distributions declared
to shareholders

From net investment income	$(0.12)		$(0.08)		$(0.01)		$—	$—		$(0.09)
From net realized gain on
investments and foreign
currency transactions	(1.36)		(0.68)		—		—	—		(0.41)

Total distributions declared to
shareholders	$(1.48)		$(0.76)		$(0.01)		$—	$—		$(0.50)

Net asset value, end of period	$18.19		$16.65		$14.25		$11.53	$10.78		$12.25

Total return (%) (t)(s)(r)	19.01	(n)	22.67		23.65		6.96	(12.00)		(21.76)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense
reductions (f)	1.50	(a)	1.52		1.61		1.80	1.86		1.84
Expenses after expense
reductions (f)	1.50	(a)	1.55	(e)	1.67	(e)	1.75	1.77		1.76
Net investment income (loss)	(0.25)	(a)	0.80		0.75		0.36	(0.02)		(0.02)
Portfolio turnover	42		79		102		96	153		131
Net assets at end of period
(000 Omitted)	$1,121,767		$958,878		$593,574		$387,732	$313,418		$240,231

See Notes to Financial Statements

								SEMIANNUAL REPORT 17

Financial Highlights – continued
Six months
	ended		Years ended 8/31
Class B	2/28/06		2005		2004		2003	2002	2001
(unaudited)
Net asset value, beginning
of period	$16.02		$13.76		$11.19		$10.54	$12.04	$15.98

Income (loss) from
investment operations

Net investment income (loss) (d)	$(0.07)		$0.01		$0.02		$(0.03)	$(0.08)	$(0.10)
Net realized and unrealized gain
(loss) on investments and foreign
currency	2.93		2.93		2.55		0.68	(1.42)	(3.39)

Total from investment operations	$2.86		$2.94		$2.57		$0.65	$(1.50)	$(3.49)

Less distributions declared
to shareholders

From net investment income	$(0.03)		$(0.00)	(w)	$—		$—	$—	$(0.04)
From net realized gain on
investments and foreign currency
transactions	(1.36)		(0.68)		—		—	—	(0.41)

Total distributions declared to
shareholders	$(1.39)		$(0.68)		$—		$—	$—	$(0.45)

Net asset value, end of period	$17.49		$16.02		$13.76		$11.19	$10.54	$12.04

Total return (%) (t)(s)(r)	18.63	(n)	21.77		22.97		6.17	(12.46)	(22.27)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	2.14	(a)	2.17		2.25		2.45	2.51	2.49
Expenses after expense reductions (f)	2.14	(a)	2.20	(e)	2.31	(e)	2.40	2.42	2.41
Net investment income (loss)	(0.89)	(a)	0.08		0.12		(0.32)	(0.69)	(0.71)
Portfolio turnover	42		79		102		96	153	131
Net assets at end of period
(000 Omitted)	$173,043		$141,515		$116,165		$88,177	$82,659	$82,135

See Notes to Financial Statements

18 SEMIANNUAL REPORT

Financial Highlights – continued
	Six months
	ended		Years ended 8/31
Class C	2/28/06		2005		2004		2003	2002	2001
	(unaudited)
Net asset value, beginning
of period	$15.98		$13.73		$11.17		$10.52	$12.02	$15.97

Income (loss) from
investment operations

Net investment income (loss) (d)	$(0.07)		$0.02		$0.02		$(0.03)	$(0.08)	$(0.09)
Net realized and unrealized gain
(loss) on investments and foreign
currency	2.92		2.92		2.54		0.68	(1.42)	(3.40)

Total from investment operations	$2.85		$2.94		$2.56		$0.65	$(1.50)	$(3.49)

Less distributions declared
to shareholders

From net investment income	$(0.04)		$(0.01)		$—		$—	$—	$(0.05)
From net realized gain on
investments and foreign currency
transactions	(1.36)		(0.68)		—		—	—	(0.41)

Total distributions declared to
shareholders	$(1.40)		$(0.69)		$—		$—	$—	$(0.46)

Net asset value, end of period	$17.43		$15.98		$13.73		$11.17	$10.52	$12.02

Total return (%) (t)(s)(r)	18.62	(n)	21.84		22.92		6.18	(12.48)	(22.27)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	2.15	(a)	2.17		2.25		2.45	2.51	2.49
Expenses after expense reductions (f)	2.15	(a)	2.20	(e)	2.31	(e)	2.40	2.42	2.41
Net investment income (loss)	(0.90)	(a)	0.13		0.15		(0.32)	(0.09)	(0.10)
Portfolio turnover	42		79		102		96	153	131
Net assets at end of period
(000 Omitted)	$139,719		$109,347		$75,580		$46,022	$43,046	$47,375

See Notes to Financial Statements

							SEMIANNUAL REPORT 19

Financial Highlights – continued
	Six months
	ended				Years ended 8/31
Class I	2/28/06		2005		2004		2003	2002	2001
	(unaudited)
Net asset value, beginning
of period	$17.02		$14.54		$11.75		$10.95	$12.39	$16.33

Income (loss) from
investment operations

Net investment income (d)	$0.01		$0.19		$0.16		$0.10	$0.04	$0.03
Net realized and unrealized gain
(loss) on investments and foreign
currency	3.10		3.10		2.66		0.70	(1.48)	(3.46)

Total from investment operations	$3.11		$3.29		$2.82		$0.80	$(1.44)	$(3.43)

Less distributions declared
to shareholders

From net investment income	$(0.17)		$(0.13)		$(0.03)		$—	$—	$(0.10)
From net realized gain on
investments and foreign currency
transactions	(1.36)		(0.68)		—		—	—	(0.41)

Total distributions declared to
shareholders	$(1.53)		$(0.81)		$(0.03)		$—	$—	$(0.51)

Net asset value, end of period	$18.60		$17.02		$14.54		$11.75	$10.95	$12.39

Total return (%) (s)(r)	19.15	(n)	23.09		24.05		7.31	(11.62)	(21.49)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.15	(a)	1.17		1.26		1.45	1.51	1.49
Expenses after expense reductions (f)	1.15	(a)	1.20	(e)	1.32	(e)	1.40	1.42	1.41
Net investment income	0.10	(a)	1.18		1.18		0.95	0.38	0.25
Portfolio turnover	42		79		102		96	153	131
Net assets at end of period
(000 Omitted)	$1,111,946		$851,484		$469,181		$232,328	$18,207	$10,150

See Notes to Financial Statements

20 SEMIANNUAL REPORT

Financial Highlights – continued
	Six months
	ended		Years ended 8/31
Class R	2/28/06		2005		2004		2003(i)
	(unaudited)
Net asset value, beginning of period	$16.54		$14.20		$11.52		$10.32

Income (loss) from investment operations

Net investment income (loss) (d)	$(0.03)		$0.11		$0.09		$(0.01)
Net realized and unrealized gain (loss) on investments
and foreign currency	3.02		3.01		2.61		1.21

Total from investment operations	$2.99		$3.12		$2.70		$1.20

Less distributions declared to shareholders

From net investment income	$(0.11)		$(0.10)		$(0.02)		$—
From net realized gain on investments and foreign
currency transactions	(1.36)		(0.68)		—		—

Total distributions declared to shareholders	$(1.47)		$(0.78)		$(0.02)		$—

Net asset value, end of period	$18.06		$16.54		$14.20		$11.52

Total return (%) (s)(r)	18.89	(n)	22.40		23.50		11.63	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.65 (a)		1.66		1.75		1.95	(a)
Expenses after expense reductions (f)	1.65 (a)		1.69	(e)	1.81	(e)	1.90	(a)
Net investment income (loss)	(0.40)(a)		0.73		0.69		(0.09)	(a)
Portfolio turnover	42		79		102		96
Net assets at end of period (000 Omitted)	$59,625		$44,300		$19,596		$4,810

See Notes to Financial Statements

			SEMIANNUAL REPORT 21

Financial Highlights – continued
Six months			Year
	ended		ended
Class R1	2/28/06		8/31/05(i)
(unaudited)
Net asset value, beginning of period	$16.02		$15.07

Income (loss) from investment operations

Net investment income (loss) (d)	$(0.09)		$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	2.92		0.92

Total from investment operations	$2.83		$0.95

Less distributions declared to shareholders

From net investment income	$(0.12)		$—
From net realized gain on investments and foreign currency transactions	(1.36)		—

Total distributions declared to shareholders	$(1.48)		$—

Net asset value, end of period	$17.37		$16.02

Total return (%) (s)(r)	18.48	(n)	6.30	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	2.36	(a)	2.36	(a)
Expenses after expense reductions (f)	2.27	(a)	2.39	(a)(e)
Net investment income (loss)	(1.05)	(a)	0.46	(a)
Portfolio turnover	42		79
Net assets at end of period (000 Omitted)	$567		$171

Six months			Year
	ended		ended
Class R2	2/28/06		8/31/05(i)
(unaudited)
Net asset value, beginning of period	$16.04		$15.07

Income (loss) from investment operations

Net investment income (loss) (d)	$(0.05)		$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	2.92		0.91

Total from investment operations	$2.87		$0.97

Less distributions declared to shareholders

From net investment income	$(0.12)		$—
From net realized gain on investments and foreign currency transactions	(1.36)		—

Total distributions declared to shareholders	$(1.48)		$—

Net asset value, end of period	$17.43		$16.04

Total return (%) (s)(r)	18.73	(n)	6.44	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	2.04	(a)	2.04	(a)
Expenses after expense reductions (f)	1.92	(a)	2.07	(a)(e)
Net investment income (loss)	(0.66)	(a)	1.12	(a)
Portfolio turnover	42		79
Net assets at end of period (000 Omitted)	$197		$178

See Notes to Financial Statements

22 SEMIANNUAL REPORT

Financial Highlights – continued
	Six months
	ended		Years ended 8/31
Class R3	2/28/06		2005		2004(i)
	(unaudited)
Net asset value, beginning of period	$16.43		$14.16		$12.71

Income (loss) from investment operations

Net investment income (loss) (d)	$(0.05)		$0.11		$0.02
Net realized and unrealized gain (loss) on investments and
foreign currency	3.01		2.96		1.46

Total from investment operations	$2.96		$3.07		$1.48

Less distributions declared to shareholders

From net investment income	$(0.12)		$(0.12)		$(0.03)
From net realized gain on investments and foreign
currency transactions	(1.36)		(0.68)		—

Total distributions declared to shareholders	$(1.48)		$(0.80)		$(0.03)

Net asset value, end of period	$17.91		$16.43		$14.16

Total return (%) (s)(r)	18.83	(n)	22.13		11.69	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.92	(a)	1.92		2.01	(a)
Expenses after expense reductions (f)	1.83	(a)	1.95	(e)	2.07	(a)(e)
Net investment income (loss)	(0.57)	(a)	0.74		0.18	(a)
Portfolio turnover	42		79		102
Net assets at end of period (000 Omitted)	$6,237		$2,357		$431

See Notes to Financial Statements

			SEMIANNUAL REPORT 23

Financial Highlights – continued
Six months			Year
	ended		ended
Class R4	2/28/06		8/31/05(i)
(unaudited)
Net asset value, beginning of period	$16.65		$15.62

Income (loss) from investment operations

Net investment income (loss) (d)	$(0.01)		$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	3.02		0.91

Total from investment operations	$3.01		$1.03

Less distributions declared to shareholders

From net investment income	$(0.15)		$—
From net realized gain on investments and foreign currency transactions	(1.36)		—

Total distributions declared to shareholders	$(1.51)		$—

Net asset value, end of period	$18.15		$16.65

Total return (%) (s)(r)	18.94	(n)	6.59	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.55	(a)	1.55	(a)
Expenses after expense reductions (f)	1.55	(a)	1.58	(a)(e)
Net investment income (loss)	(0.20)	(a)	1.79	(a)
Portfolio turnover	42		79
Net assets at end of period (000 Omitted)	$2,676		$53

Six months			Year
	ended		ended
Class R5	2/28/06		8/31/05(i)
(unaudited)
Net asset value, beginning of period	$16.67		$15.62

Income (loss) from investment operations

Net investment income (d)	$0.00	(w)	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	3.04		0.91

Total from investment operations	$3.04		$1.05

Less distributions declared to shareholders

From net investment income	$(0.16)		$—
From net realized gain on investments and foreign currency transactions	(1.36)		—

Total distributions declared to shareholders	$(1.52)		$—

Net asset value, end of period	$18.19		$16.67

Total return (%) (s)(r)	19.12	(n)	6.72	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.25	(a)	1.25	(a)
Expenses after expense reductions (f)	1.25	(a)	1.28	(a)(e)
Net investment income	0.04	(a)	2.09	(a)
Portfolio turnover	42		79
Net assets at end of period (000 Omitted)	$96,514		$53

See Notes to Financial Statements

24 SEMIANNUAL REPORT

Financial Highlights – continued
Six months
	ended		Years ended 8/31
Class 529A	2/28/06		2005		2004		2003	2002(i)
(unaudited)
Net asset value, beginning of period	$16.53		$14.18		$11.50		$10.78	$10.66

Income (loss) from investment operations

Net investment income (loss) (d)	$(0.04)		$0.10		$0.08		$0.03	$(0.00)	(w)
Net realized and unrealized gain (loss) on
investments and foreign currency	3.02		3.01		2.61		0.69	0.12

Total from investment operations	$2.98		$3.11		$2.69		$0.72	$0.12

Less distributions declared to shareholders

From net investment income	$(0.10)		$(0.08)		$(0.01)		$—	$—
From net realized gain on investments and
foreign currency transactions	(1.36)		(0.68)		—		—	—

Total distributions declared to shareholders	$(1.46)		$(0.76)		$(0.01)		$—	$—

Net asset value, end of period	$18.05		$16.53		$14.18		$11.50	$10.78

Total return (%) (t)(s)(r)	18.83	(n)	22.35		23.39		6.68	1.13	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.75	(a)	1.76		1.85		2.05	2.11	(a)
Expenses after expense reductions (f)	1.75	(a)	1.79	(e)	1.91	(e)	2.00	2.02	(a)
Net investment income (loss)	(0.51)	(a)	0.65		0.62		0.30	(0.20)	(a)
Portfolio turnover	42		79		102		96	153
Net assets at end of period (000 Omitted)	$1,127		$760		$332		$112	$11

See Notes to Financial Statements

					SEMIANNUAL REPORT 25

Financial Highlights – continued
Six months
	ended		Years ended 8/31
Class 529B	2/28/06		2005		2004		2003	2002(i)
(unaudited)
Net asset value, beginning of period	$15.88		$13.68		$11.17		$10.54	$10.42

Income (loss) from investment operations

Net investment loss (d)	$(0.09)		$(0.02)		$(0.00)	(w)	$(0.05)	$(0.00)	(w)
Net realized and unrealized gain (loss) on
investments and foreign currency	2.90		2.91		2.51		0.68	0.12

Total from investment operations	$2.81		$2.89		$2.51		$0.63	$0.12

Less distributions declared to shareholders

From net investment income	$(0.01)		$(0.01)		$—		$—	$—
From net realized gain on investments and
foreign currency transactions	(1.36)		(0.68)		—		—	—

Total distributions declared to shareholders	$(1.37)		$(0.69)		$—		$—	$—

Net asset value, end of period	$17.32		$15.88		$13.68		$11.17	$10.54

Total return (%) (t)(s)(r)	18.47	(n)	21.54		22.47		5.98	1.15	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	2.40	(a)	2.42		2.50		2.70	2.76	(a)
Expenses after expense reductions (f)	2.40	(a)	2.45	(e)	2.56	(e)	2.65	2.67	(a)
Net investment loss	(1.15)	(a)	(0.13)		(0.03)		(0.43)	(0.45)	(a)
Portfolio turnover	42		79		102		96	153
Net assets at end of period (000 Omitted)	$239		$174		$110		$41	$5

See Notes to Financial Statements

26 SEMIANNUAL REPORT

Financial Highlights – continued
Six months
	ended		Years ended 8/31
Class 529C	2/28/06		2005		2004		2003	2002(i)
(unaudited)
Net asset value, beginning of period	$15.86		$13.66		$11.14		$10.52	$10.40

Income (loss) from investment operations

Net investment loss (d)	$(0.09)		$(0.01)		$(0.00)	(w)	$(0.04)	$(0.00)	(w)
Net realized and unrealized gain (loss) on
investments and foreign currency	2.88		2.90		2.52		0.66	0.12

Total from investment operations	$2.79		$2.89		$2.52		$0.62	$0.12

Less distributions declared to shareholders

From net investment income	$(0.00)	(w)	$(0.01)		$—		$—	$—
From net realized gain on investments and
foreign currency transactions	(1.36)		(0.68)		—		—	—

Total distributions declared to shareholders	$(1.36)		$(0.69)		$—		$—	$—

Net asset value, end of period	$17.29		$15.86		$13.66		$11.14	$10.52

Total return (%) (t)(s)(r)	18.38	(n)	21.53		22.62		5.89	1.15	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	2.39	(a)	2.42		2.49		2.70	2.76	(a)
Expenses after expense reductions (f)	2.39	(a)	2.45	(e)	2.55	(e)	2.65	2.67	(a)
Net investment loss	(1.14)	(a)	(0.07)		(0.02)		(0.36)	(0.45)	(a)
Portfolio turnover	42		79		102		96	153
Net assets at end of period (000 Omitted)	$545		$454		$280		$81	$5

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(i)	For the period from the class’ inception, December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B,
and 529C), October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(a)	Annualized.
(n)	Not annualized.
(w)	Per share amount was less than $0.01.
(d)	Per share data are based on average shares outstanding.
(e)	Ratio includes a reimbursement fee for expenses borne by MFS in prior years under the then existing expense reimbursement agreement.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
See Notes to Financial Statements

SEMIANNUAL REPORT 27

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) Business and Organization

MFS Research International Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the fund’s valuation time that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities

28 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

as of the fund’s valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (‘‘State Street’’), as lending agent, may loan the securities of the fund to certain qualified institutions (the ‘‘Borrowers’’) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Short Term Fees – For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5

SEMIANNUAL REPORT 29

Notes to Financial Statements (unaudited) – continued

business day redemption fee, the fund did not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund’s prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

Fees Paid Indirectly – The fund’s custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended February 28, 2006, the fund’s custodian fees were reduced by $56,102 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended February 28, 2006, the fund’s custodian expenses were reduced by $28,073 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective January 1, 2006, the commission recapture agreement was terminated.

Tax Matters and Distributions – The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax

30 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes.

Book/tax differences primarily relate to foreign currency transactions, wash sales, foreign taxes, passive foreign investment companies and by treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

	8/31/05	8/31/04
Ordinary income (including any
short-term capital gains)	$8,492,426	$1,055,994
Long-term capital gain	65,474,982	—

Total distributions	$73,967,408	$1,055,994

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of February 28, 2006
Cost of investments(1)	$2,763,915,502

Gross appreciation	$510,164,737
Gross depreciation	(18,024,477)

Net unrealized appreciation (depreciation)	$492,140,260
As of August 31, 2005
Undistributed ordinary income	$79,481,267
Undistributed long-term capital gain	50,399,955
Other temporary differences	(173,306)
Net unrealized appreciation (depreciation)	258,125,779

(1) Aggregate cost includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

SEMIANNUAL REPORT 31

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

First $1.0 billion of average daily net assets	0.90%
Next $1.0 billion of average daily net assets	0.80%
Average daily net assets in excess of $2.0 billion	0.70%

The management fee incurred for the six months ended February 28, 2006 was equivalent to an annual effective rate of 0.83% of the fund’s average daily net assets.

The investment adviser has contractually agreed to pay a portion of the fund’s operating expenses, exclusive of management, distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses, such that operating expenses do not exceed 0.40% annually of the fund’s average daily net assets. This contractual fee arrangement will continue until January 1, 2007. For the six months ended February 28, 2006, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $61,113 and $986 for the six months ended February 28, 2006, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

32 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

Distribution Fee Plan Table:
			Total	Annual	Distribution
	Distribution	Service	Distribution	Effective	and Service
	Fee Rate	Fee Rate	Plan(1)	Rate(2)	Fee
Class A	0.10%	0.25%	0.35%	0.35%	$1,792,895
Class B	0.75%	0.25%	1.00%	1.00%	763,456
Class C	0.75%	0.25%	1.00%	1.00%	604,316
Class R	0.25%	0.25%	0.50%	0.50%	125,331
Class R1	0.50%	0.25%	0.75%	0.75%	1,504
Class R2	0.25%	0.25%	0.50%	0.50%	439
Class R3	0.25%	0.25%	0.50%	0.50%	11,092
Class R4	—	0.25%	0.25%	0.25%	723
Class 529A	0.25%	0.25%	0.50%	0.35%	1,581
Class 529B	0.75%	0.25%	1.00%	1.00%	989
Class 529C	0.75%	0.25%	1.00%	1.00%	2,458

Total Distribution and Service Fees					$3,304,784

(1)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(2)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2006 based on each class’ average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet implemented and will commence on such date as the fund’s Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2006, were as follows:

Amount
Class A	$25,624
Class B	84,049
Class C	9,005
Class 529B	—
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund’s 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund’s 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the

SEMIANNUAL REPORT 33

Notes to Financial Statements (unaudited) – continued

Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2006, were as follows:

Amount
Class 529A	$1,129
Class 529B	247
Class 529C	615

Total Program Manager Fees	$1,991

Shareholder Servicing Agent – The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2006, the fee was $1,135,609, which equated to 0.0974% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended February 28, 2006, these costs amounted to $680,857.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund’s annual fixed amount is $10,000. The administrative services fee incurred for the six months ended February 28, 2006 was equivalent to an annual effective rate of 0.0092% of the fund’s average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended February 28, 2006, the fund paid MFS an annual retirement plan

34 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

administration and services fee up to the following annual percentage rates of each class’ average daily net assets:

		Annual
		Effective	Total
	Fee Rate	Rate(1)	Amount
Class R1	0.45%	0.36%	$905
Class R2	0.40%	0.28%	350
Class R3	0.25%	0.16%	5,529
Class R4	0.15%	0.15%	434
Class R5	0.10%	0.10%	15,418

Total Retirement Plan Administration and Services Fees			$22,636

(1)	Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2007. For the six months ended February 28, 2006, this waiver amounted to $2,218 and is reflected as a reduction of total expenses in the Statement of Operations.

Trustees’ and Officers’ Compensation – The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $346. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in an expense of $3,105. Both amounts are included in Independent trustees’ compensation for the six months ended February 28, 2006. The deferred liability for retirement benefits payable to retired Trustees and certain current Trustees amounted to $3,327 and $25,692, respectively, at February 28, 2006, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended February 28, 2006, the fee paid to Tarantino LLC was $8,777. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $6,675, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

SEMIANNUAL REPORT 35

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,127,814,156 and $968,483,067, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/06		Year ended 8/31/05(i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	12,967,956	$225,386,265	28,794,080	$449,353,092
Class B	1,675,657	28,205,916	2,362,199	35,339,373
Class C	1,540,486	25,800,745	2,336,111	34,976,257
Class I	7,356,185	131,728,993	19,429,388	307,426,523
Class R	807,775	14,006,572	1,840,882	28,392,688
Class R1	24,961	416,973	10,752	164,313
Class R2	1,032	17,362	11,113	173,543
Class R3	333,363	5,658,386	133,725	2,068,055
Class R4	144,093	2,557,510	3,201	50,000
Class R5	5,533,817	94,095,652	3,201	50,000
Class 529A	15,340	263,154	25,961	402,042
Class 529B	1,947	32,341	3,708	53,775
Class 529C	2,579	42,601	8,456	126,224

	30,405,191	$528,212,470	54,962,777	$858,575,885
Shares issued to shareholders in
reinvestment of distributions
Class A	3,732,226	$62,253,510	1,587,913	$24,279,191
Class B	649,117	10,424,819	340,629	5,034,486
Class C	441,717	7,067,480	208,302	3,070,381
Class I	4,619,694	78,765,784	1,781,510	27,773,750
Class R	234,852	3,891,493	86,925	1,321,265
Class R1	2,327	33,799	—	—
Class R2	922	14,739	—	—
Class R3	22,921	376,023	1,871	28,303
Class R4	619	10,304	—	—
Class R5	293	4,892	—	—
Class 529A	4,564	75,577	1,383	21,032
Class 529B	1,005	15,983	428	6,284
Class 529C	2,464	39,156	1,002	14,679

	9,712,721	$162,973,559	4,009,963	$61,549,371

36 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/06		Year ended 8/31/05(i)
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(12,604,847)	$(216,747,056)	(14,437,115)	$(224,139,499)
Class B	(1,261,683)	(21,162,492)	(2,316,453)	(34,824,715)
Class C	(807,346)	(13,481,331)	(1,206,741)	(17,997,574)
Class I	(2,234,632)	(39,804,568)	(3,443,470)	(55,618,095)
Class R	(419,548)	(7,277,481)	(630,288)	(9,740,922)
Class R1	(5,353)	(88,882)	(72)	(1,129)
Class R2	(1,756)	(28,630)	—	—
Class R3	(151,387)	(2,573,582)	(22,619)	(345,295)
Class R4	(465)	(8,325)	—	—
Class R5	(231,848)	(4,114,940)	—	—
Class 529A	(3,466)	(60,185)	(4,742)	(74,061)
Class 529B	(76)	(1,285)	(1,242)	(18,403)
Class 529C	(2,187)	(36,030)	(1,323)	(19,683)

	(17,724,594)	$(305,384,787)	(22,064,065)	$(342,779,376)
Net change
Class A	4,095,335	$70,892,719	15,944,878	$249,492,784
Class B	1,063,091	17,468,243	386,375	5,549,144
Class C	1,174,857	19,386,894	1,337,672	20,049,064
Class I	9,741,247	170,690,209	17,767,428	279,582,178
Class R	623,079	10,620,584	1,297,519	19,973,031
Class R1	21,935	361,890	10,680	163,184
Class R2	198	3,471	11,113	173,543
Class R3	204,897	3,460,827	112,977	1,751,063
Class R4	144,247	2,559,489	3,201	50,000
Class R5	5,302,262	89,985,604	3,201	50,000
Class 529A	16,438	278,546	22,602	349,013
Class 529B	2,876	47,039	2,894	41,656
Class 529C	2,856	45,727	8,135	121,220

	22,393,318	$385,801,242	36,908,675	$577,345,880

(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Conservative Allocation Fund, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 11%, 1%, 7%, 12%, and 4%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime 2010 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2040 Fund were all the owners of record of less than 1% of the value of outstanding voting shares.

SEMIANNUAL REPORT 37

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35% . In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended February 28, 2006 was $7,486, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the six months ended February 28, 2006.

38 SEMIANNUAL REPORT

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under ‘‘Select a fund’’ on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q may be reviewed and copied at the:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

SEMIANNUAL REPORT 39

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.
(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)
under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange
Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act)
that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.
(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.
(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.
(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b)
under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or
240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the
Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MFS SERIES TRUST I

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President
Date: April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)
Date: April 24, 2006
By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and
Accounting Officer)
Date: April 24, 2006
* Print name and title of each signing officer under his or her signature.

Exhibit A

Persons Covered by this Code of Ethics

Funds’ Principal Executive Officer: Maria F. Dwyer
Funds’ Principal Financial Officer:  Tracy Atkinson